UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04661

Exact name of registrant as specified in charter:	Prudential Global Total Return Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2017

Date of reporting period:	10/31/2017

Item 1 – Reports to Stockholders

PRUDENTIAL GLOBAL TOTAL RETURN FUND

ANNUAL REPORT

OCTOBER 31, 2017

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Total return, made up of current income and capital appreciation

Highlights

•

The Fund outperformed the Bloomberg Barclays Global Aggregate Bond Index primarily because of strong sector and issuer selection across hard currency emerging markets sovereign debt, bonds in non-core European countries, high yield corporate bonds, and high-quality structured securities.

•	Yield curve and duration positioning also helped Fund performance.

•

An underweight relative to the Index in investment-grade corporate bonds was a drag on performance, as spreads tightened in response to additional asset purchases by global central banks and continued strong corporate earnings.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2017 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PRUDENTIAL FUNDS — UPDATE

The Board of Directors/Trustees for the Fund has approved renaming the Fund’s Class Q shares as Class R6 shares, effective on or about June 15, 2018. The renaming of Class Q shares as Class R6 shares will not result in any changes to pricing, eligibility, or shareholder rights and obligations. The renamed Class R6 shares will not be exchangeable with Class R6 shares of the Prudential Day One Funds or the Prudential 60/40 Allocation Fund.

LR993

Prudential Global Total Return Fund	3

PRUDENTIAL FUNDS — UPDATE

Effective on or about June 1, 2018 (the “Effective Date”), the Fund’s Class A, Class C, Class R, and Class Z shares, as applicable, will be closed to investments by new group retirement plans, except as discussed below. Existing group retirement plans as of the Effective Date may keep their investments in their current share class and may continue to make additional purchases or exchanges of that class of shares. As of the Effective Date, all new group retirement plans wishing to add the Fund as a new addition to the plan generally will be into one of the available Class Q shares, Class R2 shares, or Class R4 shares of the Fund.

In addition, on or about the Effective Date, the Class R shares of the Fund will be closed to all new investors, except as discussed below. Due to the closing of the Class R shares to new investors, effective on or about the Effective Date new IRA investors may only purchase Class A, Class C, Class Z, or Class Q shares of the Fund, subject to share class eligibility. Following the Effective Date, no new accounts may be established in the Fund’s Class R shares and no Class R shares may be purchased or acquired by any new Class R shareholder, except as discussed below.

	Class A	Class C	Class Z	Class R
Existing Investors (Group Retirement Plans, IRAs, and all other investors)	No Change	No Change	No Change	No Change
New Group Retirement Plans	Closed to group retirement plans wishing to add the share classes as new additions to plan menus on or about June 1, 2018, subject to certain exceptions below
New IRAs	No Change	No Change	No Change	Closed to all new investors on or about June 1, 2018, subject to certain exceptions below
All Other New Investors	No Change	No Change	No Change

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However, the following new investors may continue to purchase Class A, Class C, Class R, and Class Z shares of the Fund, as applicable:

•	Eligible group retirement plans who are exercising their one-time 90-day repurchase privilege in the Fund will be permitted to purchase such share classes.
•

Plan participants in a group retirement plan that offers Class A, Class C, Class R, or Class Z shares of the Fund as of the Effective Date will be permitted to purchase such share classes of the Fund, even if the plan participant did not own shares of that class of the Fund as of the Effective Date.

•

Certain new group retirement plans will be permitted to offer such share classes of the Fund after the Effective Date, provided that the plan has or is actively negotiating a contractual agreement with the Fund’s distributor or service provider to offer such share classes of the Fund prior to or on the Effective Date.

•

New group retirement plans that combine with, replace, or are otherwise affiliated with a current plan that invests in such share classes prior to or on the Effective Date will be permitted to purchase such share classes.

The Fund also reserves the right to refuse any purchase order that might disrupt management of the Fund or to otherwise modify the closure policy at any time on a case-by-case basis.

Prudential Global Total Return Fund	5

This Page Intentionally Left Blank

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Letter from the President

Dear Shareholder:

We hope you find the annual report for the Prudential Global Total Return Fund informative and useful. The report covers performance for the 12-month period ended October 31, 2017.

Significant events during the reporting period included a new US president, followed by uncertainty in Congress over implementing the Trump administration’s policy initiatives. Elsewhere, Britain began its formal legal process to leave the European Union. France elected a more centrist president, which was viewed as a pro-euro referendum. North Korea’s missile launches escalated geopolitical tensions. Also, late in the period, a series of hurricanes caused damage in the US and the Caribbean.

Despite some turbulence in the macro-environment, solid economic fundamentals in the US economy included moderate gross domestic product expansion, robust employment, and accelerating corporate profit growth. Inflation remained tame. The Federal Reserve raised its federal funds rate twice in 2017, and is in the process of winding down its stimulus program.

Global economic growth remained mostly positive. Equities in the US reached new highs amid low volatility, while international equities posted strong gains. European stocks continued to gain. Asian markets were solid, and emerging markets outperformed most regions. Fixed income markets were mixed. High yield and emerging markets bonds were the top performers.

Given the uncertainty in today’s investment environment, we believe that active professional portfolio management offers a potential advantage. Active managers often have the knowledge and flexibility to find the best investment opportunities in the most challenging markets.

Even so, it’s best if investment decisions are based on your long-term goals rather than on short-term market and economic developments. We also encourage you to work with an experienced financial advisor who can help you set goals, determine your tolerance for risk, and build a diversified plan that’s right for you and make adjustments when necessary.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. We’re part of PGIM, a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Global Total Return Fund

December 15, 2017

Prudential Global Total Return Fund	7

Your Fund’s Performance (unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Average Annual Total Returns as of 10/31/17 (with sales charges)
	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	0.39	1.54	4.84	—
Class B	–0.80	1.52	4.53	—
Class C	3.19	1.70	4.65	—
Class Q	5.21	2.93	N/A	3.72 (2/3/12)
Class Z	5.35	2.72	5.58	—
Bloomberg Barclays Global Aggregate Bond Index	1.18	0.43	3.11	—
Lipper Global Income Funds Average*	2.80	1.25	3.48	—
Lipper Custom Global Income Funds Average*	3.12	0.92	3.65	—

	Average Annual Total Returns as of 10/31/17 (without sales charges)
	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	5.12	2.48	5.32	—
Class B	4.20	1.70	4.53	—
Class C	4.19	1.70	4.65	—
Class Q	5.21	2.93	N/A	3.72 (2/3/12)
Class Z	5.35	2.72	5.58	—
Bloomberg Barclays Global Aggregate Bond Index	1.18	0.43	3.11	—
Lipper Global Income Funds Average*	2.80	1.25	3.48	—
Lipper Custom Global Income Funds Average*	3.12	0.92	3.65	—

*The Lipper Custom Global Income Funds Average consists only of unhedged funds within Lipper’s Global Income Funds Universe and not the entire Global Income Funds Universe, although Lipper classifies the Fund in the Global Income Funds Performance Universe. The Lipper Custom Global Income Funds Average is utilized because the Fund’s manager believes that the funds included in this universe provide a more appropriate basis for Fund performance comparisons.

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Growth of a $10,000 Investment

The graph compares a $10,000 investment in Prudential Global Total Return Fund (Class Z shares) with a similar investment in the Bloomberg Barclays Global Aggregate Bond Index by portraying the initial account values at the beginning of the 10-year period for Class Z shares (October 31, 2007) and the account values at the end of the current fiscal year (October 31, 2017) as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. The line graph provides information for Class Z shares only. As indicated in the tables provided earlier, performance for Class A, Class B, Class C, and Class Q shares will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursements, if any, the Fund’s returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Prudential Global Total Return Fund	9

Your Fund’s Performance (continued)

Source: PGIM Investments LLC and Lipper Inc.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Average are measured from the inception date for the indicated share class.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A*	Class B**	Class C*	Class Q	Class Z*
Maximum initial sales charge	4.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5/6) 0% (Yr. 7)	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	1.00%	None	None

*Certain share classes will be generally closed to investments by new group retirement plans effective on or about June 1, 2018. Please see the “PRUDENTIAL FUNDS—UPDATE” on page 4 of this report for more information.

**Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Bloomberg Barclays Global Aggregate Bond Index—The Bloomberg Barclays Global Aggregate Bond Index is an unmanaged index of global investment-grade fixed income markets. The three major components of this index are the US Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The index also includes euro dollar and euroyen corporate bonds, Canadian government, and agency and corporate securities. The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class Q shares through 10/31/17 is 0.88%.

Lipper Global Income Funds Average—The Lipper Global Income Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Global Income Funds universe for the periods noted. Funds in the Lipper Average invest primarily in US dollar and non-US dollar debt securities of issuers located in at least three countries, one of which may be the United States. The average annual total return for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class Q shares through 10/31/17 is 1.81%.

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Lipper Custom Global Income Funds Average—The Lipper Custom Global Income Funds Average (Lipper Custom Average) consists only of unhedged funds within Lipper’s Global Income Funds universe and not the entire Global Income Funds universe, although Lipper classifies the Fund in the Global Income Funds Performance universe. The average annual total return for the Lipper Custom Average measured from the month-end closest to the inception date of the Fund’s Class Q shares through 10/31/17 is 1.63%.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Averages reflect the deduction of operating expenses, but not sales charges or taxes.

Distributions and Yields as of 10/31/17
	Total Distributions Paid for 12 Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.22	1.53	1.37
Class B	0.17	0.86	0.69
Class C	0.17	0.86	0.69
Class Q	0.24	1.87	1.90
Class Z	0.24	1.84	1.67

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements).

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses.

Credit Quality expressed as a percentage of total investments as of 10/31/17 (%)
AAA	29.3
AA	8.1
A	20.4
BBB	21.4
BB	8.4
B	5.8
CCC	0.4
Not Rated	4.2
Cash/Cash Equivalents	2.1
Total	100.0

Prudential Global Total Return Fund	11

Your Fund’s Performance (continued)

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

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Strategy and Performance Overview

How did the Fund perform?

The Prudential Global Total Return Fund’s Class Z shares returned 5.35% during the 12-month period ended October 31, 2017, outperforming the 1.18% return of the Bloomberg Barclays Global Aggregate Bond Index and the 2.80% return of the Lipper Global Income Funds Average.

What were market conditions?

•

November and December 2016 were largely about the surprise result of the US presidential election, in which populist Donald Trump managed an electoral college win against former US Senator Hillary Clinton. Given that Trump campaigned on tax cuts and deregulation, bond investors responded by sending US intermediate- and longer-term interest rates higher and driving credit spreads tighter. Credit spreads are differences in yield between government bonds and debt securities of comparable maturity but lower credit quality.

•

In the first quarter of 2017, US 10-year yields fell back somewhat, as market participants began to see that recent inflation increases were the result of a recovery in commodity prices, rather than the tightening of slack in the global labor markets and an overheating world economy. Emerging markets currencies rallied, interest rates broadly declined, and spreads continued to compress.

•

During the second quarter, bond yields stayed flat, as the market focused on the potential downside of the Trump administration’s protectionist agenda, instead of the Federal Reserve’s (Fed) plans to shrink its balance sheet. Considering how difficult it was to find yield globally, investors spent the quarter looking for opportunities further out among spread sectors, with emerging markets debt drawing an especially large inflow of assets. Spread sectors are corporate bonds, emerging markets debt, and other types of debt securities that provide extra yield (spread) over similar-maturity government bond sectors to compensate for the greater credit risk associated with investing in them.

•

In the third quarter and through October 2017, overall economic growth rates remained somewhat below those recorded before the 2008-2009 financial crisis, but the global expansion became increasingly balanced across regions, with the US, the eurozone, Japan, and China all growing in tandem at above-potential rates. In this environment, US intermediate-term interest rates remained rather flat, but the front, or short-term, end of the US Treasury yield curve rose in anticipation of ongoing tighter monetary policy by the Fed. Spreads continued to compress because of the scarcity of yield globally and strong corporate earnings.

What worked?

•	During the reporting period, the Fund’s sector allocation emphasized global spread sectors rather than government bond sectors. The Fund outperformed the Index primarily

Prudential Global Total Return Fund	13

Strategy and Performance Overview (continued)

because of strong sector and issuer selection across hard currency emerging markets sovereign debt, bonds in non-core European countries, high yield corporate bonds, and high-quality structured securities.

•

Yield curve and duration positioning also helped Fund performance. This positive contribution was driven by the flattening of the US Treasury yield curve, as the Fed continued to tighten monetary policy without a change in inflation expectations priced into the longer end of the curve. Duration is a measure of the interest rate sensitivity of a bond portfolio or individual debt securities that is expressed as a number of years. The longer the duration, the greater the potential risk or reward when interest rates move. A steepening yield curve means the difference between shorter- and longer-term yields widens.

•

Currency positions also added to relative returns, with tactical positioning in Mexico generating gains as the US dollar rallied in the wake of the US election. The Fund’s overweight positions compared to the Index in the Indian rupee and Russian ruble also bore fruit.

What didn’t work?

•

An underweight relative to the Index in investment-grade corporate bonds was a drag on performance, as spreads tightened in response to additional asset purchases by global central banks and continued strong corporate earnings.

•

The Fund’s positioning overall in emerging markets interest rates hurt relative returns in the immediate aftermath of the US presidential election and the subsequent rise in US interest rates and the US dollar. Late in the period, some of these losses were offset by the Fund’s positioning in Mexican, Czech Republic, and Colombian interest rates.

Did the Fund hold derivatives and how did they affect performance?

•

During the reporting period, the Fund utilized derivative instruments. Interest rate derivatives were additive to performance, currency derivatives were a contributor, and credit derivatives also had a positive impact. For additional information regarding the Fund’s derivative exposures please refer to the Fund’s Financial Statements.

Current outlook

•

PGIM Fixed Income maintains a positive view of credit sectors, and at the end of the reporting period, the Fund continues to have exposure to an array of spread sectors, including high yield corporate bonds, developed and emerging markets sovereign debt, and structured products, including commercial mortgage-backed securities (CMBS) and asset-backed securities.

•	The Fund is also overweight the debt of bonds in non-core European countries, as well as a select group of emerging markets issues, mostly sovereign debt.

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•	In terms of currency positioning, relative to the Index, the Fund holds underweight positions in the US dollar, Japanese yen, and Swiss franc while maintaining an overweight to the euro.

•

Additionally, the Fund maintains a select set of small allocations, both underweight and overweight, within emerging markets and “commodity” currencies. These include overweights in the Indian rupee, Russian ruble, Indonesian rupiah, and Mexican peso and underweights in the Taiwanese dollar, Singaporean dollar, and Israeli new shekel.

•

US government-related sectors, including Treasuries, agency bonds, and agency mortgage-backed securities, remain a significant underweight as PGIM Fixed Income finds more compelling value in the aforementioned sectors.

Prudential Global Total Return Fund	15

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended October 31, 2017. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses

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paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Global Total Return Fund		Beginning Account Value May 1, 2017	Ending Account Value October 31, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,051.20	0.88%	$4.55
	Hypothetical	$1,000.00	$1,020.77	0.88%	$4.48
Class B	Actual	$1,000.00	$1,047.40	1.63%	$8.41
	Hypothetical	$1,000.00	$1,016.99	1.63%	$8.29
Class C	Actual	$1,000.00	$1,047.40	1.63%	$8.41
	Hypothetical	$1,000.00	$1,016.99	1.63%	$8.29
Class Q	Actual	$1,000.00	$1,052.20	0.58%	$3.00
	Hypothetical	$1,000.00	$1,022.28	0.58%	$2.96
Class Z	Actual	$1,000.00	$1,052.30	0.63%	$3.26
	Hypothetical	$1,000.00	$1,022.03	0.63%	$3.21

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended October 31, 2017, and divided by the 365 days in the Fund’s fiscal year ended October 31, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

Prudential Global Total Return Fund	17

Schedule of Investments

as of October 31, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS 96.0%

FOREIGN BONDS 58.0%

Argentina 1.3%
Argentine Bonos del Tesoro, Unsec’d. Notes	22.750%	03/05/18	ARS	35,378	$1,982,667
Argentine Republic Government International Bond,
Sr. Unsec’d. Notes	3.375	10/12/20	CHF	3,860	4,018,335
Sr. Unsec’d. Notes	3.875	01/15/22	EUR	3,715	4,472,817
Unsec’d. Notes(a)	5.000	01/15/27	EUR	3,000	3,525,126

					13,998,945

Australia 0.2%
Australia Government Bond,
Sr. Unsec’d. Notes	3.000	03/21/47	AUD	2,400	1,685,295
Sr. Unsec’d. Notes	4.250	04/21/26	AUD	600	517,040
New South Wales Treasury Corp., Local Gov’t. Gtd. Notes	5.000	08/20/24	AUD	200	175,704

					2,378,039

Austria 0.3%
Austria Government International Bond,
Sr. Unsec’d. Notes, 144A, EMTN	5.000	12/20/24	CAD	2,500	2,239,071
Sr. Unsec’d. Notes, 144A, MTN	5.375	12/01/34	CAD	1,000	1,000,516

					3,239,587

Belgium 0.9%
Belgium Government Bond, Sr. Unsec’d. Notes, 144A	0.800	06/22/27	EUR	680	806,504
Belgium Government International Bond,
Sr. Unsec’d. Notes	9.375	02/21/20	GBP	2,302	3,637,486
Unsec’d. Notes, 144A	8.875	12/01/24		500	695,839
Unsec’d. Notes, EMTN	5.000	04/24/18	GBP	2,850	3,866,519
Unsec’d. Notes, EMTN	5.700	05/28/32	GBP	150	281,766

					9,288,114

Brazil 1.4%
Brazil Minas SPE via State of Minas Gerais, Sec’d. Notes	5.333	02/15/28		3,800	3,866,500
Brazilian Government International Bond,
Sr. Unsec’d. Notes	2.875	04/01/21	EUR	4,528	5,630,463
Sr. Unsec’d. Notes	4.625	01/13/28		540	536,220
Brazilian Loan Trust I, First Lien	5.477	07/24/23		1,534	1,599,756
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A	5.750	06/15/25		545	528,650
Gtd. Notes, 144A	7.250	06/01/21		190	193,701

See Notes to Financial Statements.

Prudential Global Total Return Fund	19

Schedule of Investments (continued)

as of October 31, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)

Brazil (cont’d.)
Petrobras Global Finance BV,
Gtd. Notes	3.750%	01/14/21	EUR	1,050	$1,314,588
Gtd. Notes(a)	4.250	10/02/23	EUR	1,400	1,791,213

					15,461,091

Bulgaria 1.0%
Bulgaria Government International Bond,
Sr. Unsec’d. Notes	2.950	09/03/24	EUR	6,765	9,042,537
Unsec’d. Notes, GMTN(a)	2.625	03/26/27	EUR	1,000	1,297,908

					10,340,445

Canada 1.1%
Agrium, Inc., Sr. Unsec’d. Notes	6.125	01/15/41		25	31,402
Barrick Gold Corp., Sr. Unsec’d. Notes	5.250	04/01/42		35	40,736
Barrick North America Finance LLC, Gtd. Notes	5.700	05/30/41		45	55,068
Barrick PD Australia Finance Pty. Ltd., Gtd. Notes	5.950	10/15/39		50	62,680
Canadian Government Bond,
Unsec’d. Notes	1.750	09/01/19	CAD	600	468,238
Unsec’d. Notes	4.000	06/01/41	CAD	650	656,908
Canadian Pacific Railway Co., Sr. Unsec’d. Notes	6.500	05/15/18		77	78,875
City of Toronto, Sr. Unsec’d. Notes	3.500	06/02/36	CAD	2,000	1,605,767
City of Vancouver, Unsec’d. Notes	4.500	06/01/20	CAD	200	165,333
Hydro-Quebec, Local Gov’t.
Gtd. Notes	8.400	01/15/22		12	14,565
Gtd. Notes	8.625	06/15/29		600	883,782
Gtd. Notes	9.400	02/01/21		180	216,429
Municipal Finance Authority of British Columbia, Unsec’d. Notes	4.450	06/01/20	CAD	2,100	1,737,330
Ontario Teachers’ Finance Trust, Gtd. Notes, 144A	2.125	09/19/22		1,750	1,732,016
Province of British Columbia,
Unsec’d. Notes	3.200	06/18/44	CAD	200	160,340
Unsec’d. Notes	7.875	11/30/23	CAD	1,552	1,553,149
Province of Manitoba, Unsec’d. Notes	2.550	06/02/26	CAD	250	193,018
Province of Nova Scotia, Sr. Unsec’d. Notes	8.250	11/15/19		10	11,107
Province of Quebec,
Unsec’d. Notes	7.125	02/09/24		1,246	1,551,543
Unsec’d. Notes, MTN	6.350	01/30/26		100	122,669
Unsec’d. Notes, MTN	7.140	02/27/26		430	546,045

					11,887,000

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)

Cayman Islands 0.2%
Cayman Islands Government Bond, Sr. Unsec’d. Notes	5.950%	11/24/19		2,150	$2,316,625

Chile 0.1%
Chile Government International Bond,
Sr. Unsec’d. Notes	1.625	01/30/25	EUR	100	122,873
Sr. Unsec’d. Notes	1.750	01/20/26	EUR	240	295,182
Sr. Unsec’d. Notes	1.875	05/27/30	EUR	400	480,500

					898,555

China 0.1%
China Development Bank, Sr. Unsec’d. Notes, EMTN	0.500	06/01/21	EUR	1,000	1,169,730
Sinopec Group Overseas Development 2015 Ltd., Gtd. Notes, 144A	2.500	04/28/20		500	500,624

					1,670,354

Colombia 1.1%
Colombia Government International Bond,
Sr. Unsec’d. Notes	4.000	02/26/24		1,000	1,041,000
Sr. Unsec’d. Notes	8.375	02/15/27		2,395	2,933,875
Sr. Unsec’d. Notes	10.375	01/28/33		800	1,244,000
Sr. Unsec’d. Notes	11.750	02/25/20		715	866,938
Sr. Unsec’d. Notes, EMTN	3.875	03/22/26	EUR	4,430	5,972,491

					12,058,304

Croatia 0.1%
Croatia Government International Bond, Sr. Unsec’d. Notes	3.875	05/30/22	EUR	1,000	1,305,458

Cyprus 1.8%
Cyprus Government International Bond,
Sr. Unsec’d. Notes, EMTN	3.750	07/26/23	EUR	10,600	14,206,776
Sr. Unsec’d. Notes, EMTN	4.250	11/04/25	EUR	825	1,149,549
Unsec’d. Notes, EMTN(a)	3.875	05/06/22	EUR	2,500	3,325,599

					18,681,924

Denmark 0.1%
Denmark Government Bond,
Unsec’d. Notes	1.750	11/15/25	DKK	3,520	620,302
Unsec’d. Notes	3.000	11/15/21	DKK	3,000	533,714
Unsec’d. Notes	4.500	11/15/39	DKK	1,800	478,119

					1,632,135

See Notes to Financial Statements.

Prudential Global Total Return Fund	21

Schedule of Investments (continued)

as of October 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)

Dominican Republic 0.4%
Dominican Republic International Bond,
Sr. Unsec’d. Notes	7.500%		05/06/21		4,000	$4,425,000
Sr. Unsec’d. Notes	9.040		01/23/18		66	66,656

						4,491,656

Finland 0.1%
Finland Government International Bond, Sr. Unsec’d. Notes	6.950		02/15/26		600	762,890

France 3.9%
Agence Francaise de Developpement, Sr. Unsec’d. Notes	1.625		01/21/20		2,000	1,981,426
Caisse d’Amortissement de la Dette Sociale, Sr. Unsec’d. Notes, EMTN	4.450		10/26/18	CAD	700	556,920
Credit Agricole Assurances SA, Sub. Notes	4.250		12/31/49	EUR	2,000	2,620,911
Dexia Credit Local SA,
Gov’t. Liquid Gtd. Notes	2.250		02/18/20		250	250,571
Gov’t. Liquid Gtd. Notes, 144A	1.875		09/15/21		1,500	1,474,924
Gov’t. Liquid Gtd. Notes, EMTN	1.125		02/24/19	GBP	400	533,062
Gov’t. Liquid Gtd. Notes, EMTN	2.000		01/22/21	EUR	1,000	1,246,487
France Government Bond OAT,
Unsec’d. Notes	0.500		05/25/26	EUR	350	410,184
Unsec’d. Notes	1.750		11/25/24	EUR	300	388,524
Unsec’d. Notes	2.750		10/25/27	EUR	18,000	25,259,379
Unsec’d. Notes	3.500		04/25/26	EUR	4,000	5,876,899
Horizon Parent Holdings Sarl, Sr. Sec’d. Notes, Cash coupon 8.250% or PIK 9.000%, 144A	8.250		02/15/22	EUR	300	373,480

						40,972,767

Germany 1.1%
Bundesrepublik Deutschland,
Unsec’d. Notes	0.250		02/15/27	EUR	1,970	2,286,951
Unsec’d. Notes	0.392	(s)	08/15/26	EUR	1,170	1,338,784
Unsec’d. Notes	1.750		07/04/22	EUR	1,465	1,881,360
Unsec’d. Notes	1.750		02/15/24	EUR	310	404,733
Unsec’d. Notes	2.000		01/04/22	EUR	855	1,100,698
Douglas GmbH, Sr. Sec’d. Notes	6.250		07/15/22	EUR	750	934,879
IHO Verwaltungs GmbH,
Sr. Sec’d. Notes, Cash coupon 3.250% or PIK 4.000%, 144A	3.250		09/15/23	EUR	480	586,413
Sr. Sec’d. Notes, Cash coupon 3.750% or PIK 4.500%, 144A	3.750		09/15/26	EUR	465	579,571

See Notes to Financial Statements.

22

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)

Germany (cont’d.)
Kreditanstalt fuer Wiederaufbau, Gov’t. Gtd. Notes	4.700%		06/02/37	CAD	179	$167,817
Nidda Healthcare Holding AG, Sr. Sec’d. Notes, 144A	3.500		09/30/24	EUR	1,000	1,192,340
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Sr. Sec’d. Notes	4.000		01/15/25	EUR	350	434,251
Volkswagen International Finance NV, Gtd. Notes	3.750		12/31/49	EUR	1,000	1,251,572

						12,159,369

Greece 2.4%
Hellenic Republic Government Bond,
Sr. Unsec’d. Notes	—	(p)	10/15/42	EUR	153,880	627,365
Sr. Unsec’d. Notes	3.000	(cc)	02/24/23	EUR	1,045	1,153,312
Sr. Unsec’d. Notes(a)	3.000	(cc)	02/24/24	EUR	3,685	3,988,950
Sr. Unsec’d. Notes(a)	3.000	(cc)	02/24/25	EUR	2,075	2,211,946
Sr. Unsec’d. Notes	3.000	(cc)	02/24/26	EUR	1,145	1,200,377
Sr. Unsec’d. Notes	3.000	(cc)	02/24/27	EUR	4,724	4,863,880
Sr. Unsec’d. Notes	3.000	(cc)	02/24/28	EUR	1,220	1,218,947
Sr. Unsec’d. Notes	3.000	(cc)	02/24/29	EUR	1,300	1,268,851
Sr. Unsec’d. Notes	3.000	(cc)	02/24/31	EUR	3,425	3,222,779
Sr. Unsec’d. Notes	3.000	(cc)	02/24/32	EUR	1,055	980,061
Sr. Unsec’d. Notes	3.000	(cc)	02/24/35	EUR	1,810	1,615,607
Sr. Unsec’d. Notes, 144A	4.375		08/01/22	EUR	2,640	3,069,790
Hellenic Republic Government International Bond, Sr. Unsec’d. Notes	5.200		07/17/34	EUR	500	520,974

						25,942,839

Hong Kong 0.2%
Hong Kong SAR Government Bond, Unsec’d. Notes	5.125		07/23/19	HKD	5,000	680,798
Hong Kong Sukuk Ltd., Sr. Unsec’d. Notes	3.132		02/28/27		1,500	1,520,352

						2,201,150

Hungary 1.5%
Hungary Government Bond,
Unsec’d. Notes	3.000		10/27/27	HUF	300,000	1,174,807
Unsec’d. Notes	5.500		12/20/18	HUF	100,000	397,151
Hungary Government International Bond,
Sr. Unsec’d. Notes	4.000		03/25/19		332	341,587
Sr. Unsec’d. Notes	5.375		02/21/23		2,850	3,192,000
Sr. Unsec’d. Notes	5.750		06/11/18	EUR	500	602,810
Sr. Unsec’d. Notes	5.750		11/22/23		2,850	3,275,807
Sr. Unsec’d. Notes	6.250		01/29/20		3,200	3,467,910
Sr. Unsec’d. Notes	6.375		03/29/21		2,530	2,830,438

See Notes to Financial Statements.

Prudential Global Total Return Fund	23

Schedule of Investments (continued)

as of October 31, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)

Hungary (cont’d.)
MFB Magyar Fejlesztesi Bank Zrt, Gov’t. Gtd. Notes	6.250%	10/21/20		400	$440,656

					15,723,166

Iceland 0.6%
Iceland Government International Bond, Sr. Unsec’d. Notes, EMTN	2.500	07/15/20	EUR	5,006	6,204,436

India 0.1%
Export-Import Bank of India,
Sr. Unsec’d. Notes, EMTN	5.090	04/18/18	MXN	2,390	123,035
Sr. Unsec’d. Notes, EMTN	5.760	04/05/18	AUD	1,000	772,502

					895,537

Indonesia 1.4%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	5,005	6,492,834
Sr. Unsec’d. Notes, 144A, MTN	2.150	07/18/24	EUR	1,395	1,681,026
Sr. Unsec’d. Notes, MTN	2.875	07/08/21	EUR	546	688,478
Sr. Unsec’d. Notes, MTN	3.750	06/14/28	EUR	3,220	4,249,299
Majapahit Holding BV, Gtd. Notes	7.750	01/20/20		800	883,040
Pertamina Persero PT, Sr. Unsec’d. Notes, 144A, MTN	4.300	05/20/23		500	528,124

					14,522,801

Ireland 0.3%
CRH America, Inc., Gtd. Notes	8.125	07/15/18		110	114,860
Ireland Government Bond,
Unsec’d. Notes	2.400	05/15/30	EUR	1,200	1,619,491
Unsec’d. Notes	5.400	03/13/25	EUR	900	1,432,337

					3,166,688

Israel 0.3%
Israel Government International Bond,
Sr. Unsec’d. Notes, EMTN	1.500	01/18/27	EUR	2,000	2,385,029
Sr. Unsec’d. Notes, EMTN	4.625	03/18/20	EUR	330	425,916

					2,810,945

Italy 4.7%
Intesa Sanpaolo SpA, Sr. Unsec’d. Notes, 144A	3.125	07/14/22		4,125	4,135,928
Italy Buoni Poliennali Del Tesoro,
Sr. Unsec’d. Notes	0.650	10/15/23	EUR	2,000	2,289,258
Sr. Unsec’d. Notes	1.350	04/15/22	EUR	535	645,852

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)

Italy (cont’d.)
Italy Buoni Poliennali Del Tesoro, (cont’d.)
Sr. Unsec’d. Notes	2.000%	12/01/25	EUR	2,200	$2,659,794
Sr. Unsec’d. Notes	3.750	09/01/24	EUR	7,855	10,665,115
Sr. Unsec’d. Notes	4.500	03/01/26	EUR	8,545	12,264,476
Sr. Unsec’d. Notes	6.500	11/01/27	EUR	2,695	4,490,398
Unsec’d. Notes	2.050	08/01/27	EUR	2,100	2,497,065
Italy Government International Bond,
Sr. Unsec’d. Notes	6.875	09/27/23		2,700	3,220,020
Sr. Unsec’d. Notes, EMTN	5.200	07/31/34	EUR	250	383,078
Sr. Unsec’d. Notes, EMTN	5.250	12/07/34	GBP	572	905,797
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	661	1,085,981
Sr. Unsec’d. Notes, MTN	5.375	06/15/33		590	681,522
Moby SpA, Sr. Sec’d. Notes, 144A	7.750	02/15/23	EUR	450	524,245
Telecom Italia SpA, Sr. Unsec’d. Notes, EMTN	5.875	05/19/23	GBP	500	776,383
Wind Tre SpA,
Sr. Sec’d. Notes, 144A	2.625	01/20/23	EUR	640	748,859
Sr. Sec’d. Notes, 144A	3.125	01/20/25	EUR	1,320	1,542,214

					49,515,985

Japan 3.7%
Japan Bank for International Cooperation,
Gov’t. Gtd. Notes	1.500	07/21/21		2,000	1,943,242
Gov’t. Gtd. Notes	1.750	05/29/19		1,400	1,394,417
Gov’t. Gtd. Notes	2.250	02/24/20		600	602,030
Japan Finance Organization for Municipalities,
Gov’t. Gtd. Notes, EMTN	5.750	08/09/19	GBP	400	574,893
Sr. Unsec’d. Notes, 144A, MTN	2.000	09/08/20		2,200	2,183,684
Sr. Unsec’d. Notes, 144A, MTN	2.125	04/13/21		1,000	989,660
Sr. Unsec’d. Notes, EMTN	0.875	09/22/21	EUR	2,535	3,017,665
Sr. Unsec’d. Notes, EMTN	1.375	02/05/18		1,000	998,189
Sr. Unsec’d. Notes, EMTN	2.125	02/12/21		600	593,931
Sr. Unsec’d. Notes, EMTN	2.125	04/13/21		1,200	1,187,592
Sr. Unsec’d. Notes, EMTN	2.500	09/12/18		2,000	2,005,364
Sr. Unsec’d. Notes, EMTN	2.625	04/20/22		1,000	1,003,055
Japan Government Twenty Year Bond,
Sr. Unsec’d. Notes	0.200	06/20/36	JPY	450,000	3,726,723
Sr. Unsec’d. Notes	0.400	03/20/36	JPY	100,000	861,624
Sr. Unsec’d. Notes	0.600	12/20/36	JPY	665,000	5,895,372
Sr. Unsec’d. Notes	0.700	03/20/37	JPY	150,000	1,349,611
Sr. Unsec’d. Notes(k)	1.400	09/20/34	JPY	145,000	1,474,816
Sr. Unsec’d. Notes	1.500	06/20/34	JPY	50,000	515,562
Sr. Unsec’d. Notes	1.800	12/20/31	JPY	148,000	1,574,849

See Notes to Financial Statements.

Prudential Global Total Return Fund	25

Schedule of Investments (continued)

as of October 31, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)

Japan (cont’d.)
Japan International Cooperation Agency, Gov’t. Gtd. Notes	1.875%	11/13/19		2,000	$1,987,714
Japanese Government CPI Linked Bond, Sr. Unsec’d. Notes	0.100	03/10/27	JPY	217,645	2,015,567
Tokyo Metropolitan Government,
Sr. Unsec’d. Notes	1.625	06/06/18		1,000	998,990
Sr. Unsec’d. Notes	2.000	05/17/21		1,000	983,848
Sr. Unsec’d. Notes	2.125	05/20/19		400	400,268
Sr. Unsec’d. Notes	2.125	05/19/20		1,000	995,414

					39,274,080

Kuwait 0.2%
Kuwait International Government Bond, Sr. Unsec’d. Notes, 144A	2.750	03/20/22		2,050	2,067,938

Latvia 0.1%
Latvia Government International Bond, Sr. Unsec’d. Notes	2.750	01/12/20		1,000	1,011,500

Lithuania 0.5%
Lithuania Government International Bond,
Sr. Unsec’d. Notes	6.125	03/09/21		2,100	2,352,000
Sr. Unsec’d. Notes	6.625	02/01/22		1,200	1,402,791
Sr. Unsec’d. Notes	7.375	02/11/20		1,090	1,218,162

					4,972,953

Luxembourg 0.1%
B&M European Value Retail SA, Sr. Sec’d. Notes, 144A, MTN	4.125	02/01/22	GBP	400	550,741

Macedonia 0.1%
Macedonia Government International Bond, Sr. Unsec’d. Notes, 144A	3.975	07/24/21	EUR	500	620,457

Malaysia 0.3%
Malaysia Government Bond, Sr. Unsec’d. Notes	4.048	09/30/21	MYR	13,815	3,305,471

Mexico 2.1%
Mexican Bonos, Sr. Unsec’d. Notes	8.000	06/11/20	MXN	39,000	2,081,193
Mexico Government International Bond,
Sr. Unsec’d. Notes	1.375	01/15/25	EUR	620	721,183

See Notes to Financial Statements.

26

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)

Mexico (cont’d.)
Mexico Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	1.875%		02/23/22	EUR	1,400	$1,707,926
Sr. Unsec’d. Notes(a)	2.750		04/22/23	EUR	3,275	4,171,963
Sr. Unsec’d. Notes	4.000		03/15/2115	EUR	450	491,001
Sr. Unsec’d. Notes, EMTN	2.375		04/09/21	EUR	100	124,524
Sr. Unsec’d. Notes, EMTN	5.500		02/17/20	EUR	100	131,265
Sr. Unsec’d. Notes, EMTN	5.625		03/19/2114	GBP	200	285,551
Sr. Unsec’d. Notes, EMTN	6.750		02/06/24	GBP	840	1,380,606
Sr. Unsec’d. Notes, GMTN	1.625		03/06/24	EUR	1,400	1,676,386
Sr. Unsec’d. Notes, GMTN	3.000		03/06/45	EUR	500	548,935
Petroleos Mexicanos,
Gtd. Notes	3.125		11/27/20	EUR	500	624,652
Gtd. Notes	5.500		02/24/25	EUR	2,100	2,840,792
Gtd. Notes, EMTN	3.750		02/21/24	EUR	2,400	2,987,705
Gtd. Notes, EMTN(a)	3.750		04/16/26	EUR	700	835,840
Gtd. Notes, EMTN	8.250		06/02/22	GBP	928	1,536,963

						22,146,485

Netherlands 0.7%
ABN AMRO Bank NV, Sub. Notes, 144A	4.750		07/28/25		1,000	1,059,800
Bank Nederlandse Gemeenten NV,
Sr. Unsec’d. Notes	5.150		03/07/25	CAD	1,000	898,101
Sr. Unsec’d. Notes, EMTN	0.500		03/03/21	NZD	2,000	1,247,935
Sr. Unsec’d. Notes, EMTN	0.500		05/12/21	ZAR	10,000	526,875
Sr. Unsec’d. Notes, EMTN	0.500		06/22/21	ZAR	6,000	315,830
Sr. Unsec’d. Notes, EMTN	0.500		06/07/22	ZAR	10,000	479,604
Sr. Unsec’d. Notes, EMTN	3.184	(s)	04/05/28	CAD	700	386,923
Sr. Unsec’d. Notes, EMTN	7.000		12/09/21	AUD	2,000	1,771,446
Sr. Unsec’d. Notes, MTN	5.500		05/23/22	AUD	338	289,917
Ziggo Bond Finance BV, Sr. Unsec’d. Notes	4.625		01/15/25	EUR	750	932,608

						7,909,039

New Zealand 0.6%
Auckland Council,
Sr. Sec’d. Notes	2.900		09/16/27	AUD	1,000	729,711
Sr. Sec’d. Notes	3.500		03/09/26	AUD	2,000	1,541,524
New Zealand Government Bond, Sr. Unsec’d. Notes	4.500		04/15/27	NZD	1,500	1,158,173
New Zealand Local Government Funding Agency,
Sr. Unsec’d. Notes	2.750		04/15/25	NZD	1,800	1,165,771
Sr. Unsec’d. Notes	4.500		04/15/27	NZD	1,800	1,296,437
Sr. Unsec’d. Notes	6.000		05/15/21	NZD	500	379,547

						6,271,163

See Notes to Financial Statements.

Prudential Global Total Return Fund	27

Schedule of Investments (continued)

as of October 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)

Norway 0.5%
City of Oslo,
Sr. Unsec’d. Notes	3.600%		12/06/22	NOK	1,000	$132,485
Sr. Unsec’d. Notes	3.650		11/08/23	NOK	9,000	1,198,786
Unsec’d. Notes	4.900		11/04/19	NOK	5,000	658,343
Kommunalbanken AS, Sr. Unsec’d. Notes, MTN	5.125		05/14/21	NZD	2,850	2,097,856
Silk Bidco AS, Sr. Sec’d. Notes	7.500		02/01/22	EUR	750	913,388

						5,000,858

Panama 0.3%
Panama Government International Bond,
Sr. Unsec’d. Notes	4.000		09/22/24		400	426,400
Sr. Unsec’d. Notes	8.125		04/28/34		138	187,680
Sr. Unsec’d. Notes	9.375		01/16/23		622	785,275
Sr. Unsec’d. Notes	9.375		04/01/29		800	1,202,000
Sr. Unsec’d. Notes	10.750		05/15/20		275	330,688

						2,932,043

Peru 0.8%
Peru Enhanced Pass-Through Finance Ltd.,
Pass-Through Certificates	2.933	(s)	06/02/25		1,000	860,000
Pass-Through Certificates, 144A	1.426	(s)	05/31/18		650	640,172
Peruvian Government International Bond,
Sr. Unsec’d. Notes	2.750		01/30/26	EUR	3,920	5,079,909
Sr. Unsec’d. Notes	3.750		03/01/30	EUR	1,400	1,973,418

						8,553,499

Poland 1.1%
Poland Government Bond,
Unsec’d. Notes	1.750		07/25/21	PLN	2,000	537,205
Unsec’d. Notes	2.500		07/25/27	PLN	8,000	2,028,819
Unsec’d. Notes	3.250		07/25/19	PLN	1,000	282,861
Unsec’d. Notes	3.250		07/25/25	PLN	5,050	1,386,688
Poland Government International Bond, Sr. Unsec’d. Notes	5.000		03/23/22		7,155	7,866,923

						12,102,496

Portugal 2.5%
Portugal Government International Bond, Sr. Unsec’d. Notes, EMTN	5.125		10/15/24		4,000	4,234,560

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)

Portugal (cont’d.)
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A	3.875%	02/15/30	EUR	7,565	$9,994,581
Sr. Unsec’d. Notes, 144A	5.650	02/15/24	EUR	8,375	12,330,804

					26,559,945

Romania 0.9%
Romanian Government International Bond,
Sr. Unsec’d. Notes	6.500	06/18/18	EUR	1,000	1,212,047
Sr. Unsec’d. Notes, 144A, MTN	2.375	04/19/27	EUR	2,800	3,313,112
Unsec’d. Notes, 144A, MTN	2.875	05/26/28	EUR	1,100	1,340,724
Sr. Unsec’d. Notes, EMTN	3.625	04/24/24	EUR	730	977,134
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	900	1,131,888
Sr. Unsec’d. Notes, EMTN	6.750	02/07/22		300	346,045
Unsec’d. Notes, MTN	2.875	05/26/28	EUR	700	853,188

					9,174,138

Russia 0.3%
Gazprom OAO Via Gaz Capital SA,
Sr. Unsec’d. Notes	4.250	04/06/24	GBP	500	690,667
Sr. Unsec’d. Notes, EMTN	2.850	10/25/19	CHF	2,000	2,069,143
Russia Foreign Bond, Sr. Unsec’d. Notes	4.500	04/04/22		400	426,468

					3,186,278

Saudi Arabia 0.6%
KSA Sukuk Ltd., Sr. Unsec’d. Notes, 144A, MTN	2.894	04/20/22		1,500	1,501,650
Saudi Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	2.375	10/26/21		1,200	1,179,648
Sr. Unsec’d. Notes, 144A, MTN	2.875	03/04/23		3,335	3,321,660

					6,002,958

Singapore 0.1%
Singapore Government Bond, Sr. Unsec’d. Notes	3.000	09/01/24	SGD	500	390,727
Temasek Financial I Ltd., Gtd. Notes, GMTN	3.265	02/19/20	SGD	500	381,142

					771,869

Slovak Republic 0.2%
Slovakia Government International Bond, Sr. Unsec’d. Notes	2.125	10/16/23	CHF	2,000	2,259,309

See Notes to Financial Statements.

Prudential Global Total Return Fund	29

Schedule of Investments (continued)

as of October 31, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)

Slovenia 1.0%
Slovenia Government International Bond,
Sr. Unsec’d. Notes	4.750%	05/10/18		1,500	$1,521,750
Sr. Unsec’d. Notes	5.250	02/18/24		213	242,150
Sr. Unsec’d. Notes, 144A	5.250	02/18/24		7,709	8,764,023

					10,527,923

South Africa 0.4%
Sappi Papier Holding GmbH, Gtd. Notes	3.375	04/01/22	EUR	600	716,732
South Africa Government Bond,
Sr. Unsec’d. Notes	6.750	03/31/21	ZAR	10,000	679,268
Unsec’d. Notes	7.000	02/28/31	ZAR	1,800	101,618
Unsec’d. Notes	10.500	12/21/26	ZAR	5,000	383,101
South Africa Government International Bond, Sr. Unsec’d. Notes(a)	3.750	07/24/26	EUR	1,000	1,206,532
ZAR Sovereign Capital Fund Propriety Ltd., Sr. Unsec’d. Notes, 144A	3.903	06/24/20		1,000	1,013,300

					4,100,551

South Korea 0.4%
Export-Import Bank of Korea,
Sr. Unsec’d. Notes	5.125	10/15/19	NZD	200	141,365
Sr. Unsec’d. Notes, EMTN	2.711	12/05/19	CAD	200	155,301
Sr. Unsec’d. Notes, EMTN	3.500	09/26/19	AUD	100	76,903
Sr. Unsec’d. Notes, EMTN	4.430	09/14/18	AUD	2,318	1,787,301
Sr. Unsec’d. Notes, EMTN	5.375	09/12/19	AUD	1,000	797,768
Sr. Unsec’d. Notes, MTN	3.500	07/28/21	NZD	1,500	1,025,197
Korea International Bond, Sr. Unsec’d. Notes	2.125	06/10/24	EUR	100	125,074

					4,108,909

Spain 5.0%
Adif-Alta Velocidad,
Sr. Unsec’d. Notes, EMTN	1.875	01/28/25	EUR	800	975,659
Sr. Unsec’d. Notes, EMTN	3.500	05/27/24	EUR	400	539,078
Banco Santander SA, Sr. Unsec’d. Notes	3.800	02/23/28		400	399,768
Instituto de Credito Oficial,
Gov’t. Gtd. Notes, 144A	1.625	09/14/18		1,000	996,349
Gov’t. Gtd. Notes, EMTN	3.250	06/28/24	CHF	300	354,533
Gov’t. Gtd. Notes, EMTN	5.000	03/31/20	CAD	1,800	1,469,719
Spain Government Bond,
Sr. Unsec’d. Notes(k)	1.400	01/31/20	EUR	1,800	2,173,107
Sr. Unsec’d. Notes(k)	2.750	04/30/19	EUR	1,150	1,401,867

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)

Spain (cont’d.)
Spain Government Bond, (cont’d.)
Sr. Unsec’d. Notes, 144A	1.450%	10/31/27	EUR	1,785	$2,077,543
Sr. Unsec’d. Notes, 144A(k)	3.800	04/30/24	EUR	1,520	2,116,530
Sr. Unsec’d. Notes, 144A(k)	4.650	07/30/25	EUR	15,050	22,331,495
Sr. Unsec’d. Notes, 144A	5.150	10/31/28	EUR	1,800	2,848,465
Sr. Unsec’d. Notes, 144A(k)	5.850	01/31/22	EUR	3,705	5,360,705
Sr. Unsec’d. Notes, 144A	5.900	07/30/26	EUR	500	809,716
Unsec’d. Notes, 144A(k)	1.600	04/30/25	EUR	300	366,502
Spain Government International Bond, Sr. Unsec’d. Notes, EMTN	5.250	04/06/29	GBP	5,445	8,548,866

					52,769,902

Supranational Bank 2.7%
African Development Bank,
Sr. Unsec’d. Notes, EMTN	0.500	09/29/20	AUD	445	317,920
Sr. Unsec’d. Notes, EMTN	0.500	09/21/21	NZD	1,500	934,816
Corp. Andina de Fomento,
Sr. Unsec’d. Notes	2.200	07/18/20		400	399,568
Sr. Unsec’d. Notes	2.750	01/06/23		1,350	1,346,935
Sr. Unsec’d. Notes	4.375	06/15/22		3,300	3,555,288
Sr. Unsec’d. Notes, EMTN	1.875	05/29/21	EUR	400	493,759
Sr. Unsec’d. Notes, MTN	4.000	03/31/21	AUD	1,636	1,278,772
EUROFIMA,
Sr. Unsec’d. Notes, EMTN	5.150	12/13/19	CAD	540	446,663
Sr. Unsec’d. Notes, MTN	6.250	12/28/18	AUD	1,300	1,042,542
European Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, EMTN	0.500	09/01/23	AUD	400	263,789
Sr. Unsec’d. Notes, EMTN	0.500	11/21/23	AUD	1,200	760,857
European Investment Bank,
Sr. Unsec’d. Notes, 144A, EMTN	4.600	01/30/37	CAD	1,500	1,384,986
Sr. Unsec’d. Notes, EMTN	0.500	06/21/23	AUD	2,500	1,656,910
Sr. Unsec’d. Notes, EMTN	0.500	07/21/23	AUD	800	530,602
Sr. Unsec’d. Notes, EMTN	0.500	08/10/23	AUD	1,210	799,990
Sr. Unsec’d. Notes, EMTN	0.500	10/26/23	AUD	6,930	4,542,775
Sr. Unsec’d. Notes, EMTN	1.250	05/12/25	SEK	16,500	2,019,076
Sr. Unsec’d. Notes, EMTN	3.250	05/24/23	NOK	10,000	1,336,423
Sr. Unsec’d. Notes, EMTN	4.600	01/30/37	CAD	150	139,446
Inter-American Development Bank,
Sr. Unsec’d. Notes, EMTN	0.500	05/23/23	CAD	744	523,412
Unsec’d. Notes, EMTN	0.500	10/30/20	ZAR	2,250	124,788
Unsec’d. Notes, EMTN	0.500	11/30/20	ZAR	1,840	102,170

See Notes to Financial Statements.

Prudential Global Total Return Fund	31

Schedule of Investments (continued)

as of October 31, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)

Supranational Bank (cont’d.)
International Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, EMTN	0.500%	07/29/22	AUD	350	$238,685
Unsec’d. Notes, EMTN	0.500	03/07/22	AUD	1,145	790,498
Unsec’d. Notes, EMTN	0.500	03/28/22	AUD	200	138,456
International Finance Corp., Sr. Unsec’d. Notes, EMTN	0.500	09/13/19	AUD	2,000	1,463,763
Nordic Investment Bank, Sr. Unsec’d. Notes, MTN	3.875	09/02/25	NZD	2,000	1,400,998
North American Development Bank, Sr. Unsec’d. Notes	2.400	10/26/22		750	745,036

					28,778,923

Sweden 0.7%
Intrum Justitia AB, Sr. Unsec’d. Notes, 144A	3.125	07/15/24	EUR	560	669,328
Kommuninvest I Sverige AB,
Local Gov’t. Gtd. Notes, EMTN	0.625	11/13/23	SEK	15,000	1,777,784
Local Gov’t. Gtd. Notes, EMTN	1.500	05/12/25	SEK	7,000	862,319
Local Gov’t. Gtd. Notes, EMTN	1.625	01/22/20	CAD	4,000	3,087,063
Local Gov’t. Gtd. Notes, MTN	4.750	08/17/22	AUD	200	165,459
Swedish Export Credit Corp.,
Sr. Unsec’d. Notes, EMTN	3.760	05/28/19	AUD	787	614,669
Sr. Unsec’d. Notes, EMTN	4.910	04/23/19	NZD	985	689,935

					7,866,557

Switzerland 0.5%
Credit Suisse Group AG, Sr. Unsec’d. Notes, 144A(a)	2.997	12/14/23		1,590	1,585,973
Credit Suisse Group Funding Guernsey Ltd.,
Gtd. Notes	3.800	06/09/23		970	1,006,719
Gtd. Notes	4.550	04/17/26		500	536,818
Gtd. Notes, EMTN	1.000	04/14/23	CHF	1,000	1,036,073
UBS Group Funding Switzerland AG, Gtd. Notes, 144A	3.491	05/23/23		1,100	1,127,413

					5,292,996

Turkey 0.7%
Turkey Government Bond, Unsec’d. Notes	9.000	07/24/24	TRY	3,000	699,081
Turkey Government International Bond,
Sr. Unsec’d. Notes	4.125	04/11/23	EUR	2,965	3,713,296
Sr. Unsec’d. Notes	5.875	04/02/19	EUR	247	308,367
Sr. Unsec’d. Notes	7.000	06/05/20		1,800	1,949,436
Sr. Unsec’d. Notes, EMTN	3.250	06/14/25	EUR	750	874,074

					7,544,254

See Notes to Financial Statements.

32

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)

Ukraine 0.2%
Ukraine Government International Bond, Sr. Unsec’d. Notes, 144A	7.375%	09/25/32		1,875	$1,848,510

United Arab Emirates 0.2%
Abu Dhabi Government International Bond, Sr. Unsec’d. Notes, 144A	2.500	10/11/22		2,365	2,349,628

United Kingdom 3.7%
Arrow Global Finance PLC, Sr. Sec’d. Notes, 144A	5.125	09/15/24	GBP	230	316,959
Barclays PLC,
Sr. Unsec’d. Notes	3.650	03/16/25		800	803,009
Sub. Notes	5.200	05/12/26		1,440	1,544,496
CPUK Finance Ltd.,
Sec’d. Notes, 144A	4.250	02/28/47	GBP	185	251,481
Sec’d. Notes, 144A	4.875	02/28/47	GBP	110	149,127
HSBC Holdings PLC,
Sr. Unsec’d. Notes	4.041	03/13/28		1,255	1,314,401
Sr. Unsec’d. Notes	5.100	04/05/21		85	92,395
Jaguar Land Rover Automotive PLC,
Gtd. Notes	3.875	03/01/23	GBP	700	973,862
Gtd. Notes, 144A	2.200	01/15/24	EUR	190	225,195
Leeds Building Society, Sr. Unsec’d. Notes, EMTN	1.375	05/05/22	EUR	790	950,688
Lloyds Banking Group PLC, Sr. Unsec’d. Notes	2.907	11/07/23		1,850	1,850,000
Pentair Finance Sarl, Gtd. Notes	2.450	09/17/19	EUR	250	303,850
Reynolds American, Inc., Gtd. Notes	8.125	06/23/19		30	32,889
Royal Bank of Scotland Group PLC,
Sr. Unsec’d. Notes	3.875	09/12/23		1,000	1,025,642
Sr. Unsec’d. Notes, EMTN	2.000	03/08/23	EUR	1,200	1,467,850
Sr. Unsec’d. Notes, EMTN	2.500	03/22/23	EUR	1,500	1,884,937
Santander UK Group Holdings PLC, Sr. Unsec’d. Notes	3.571	01/10/23		1,065	1,087,425
Tesco Corporate Treasury Services PLC, Gtd. Notes, EMTN	2.500	07/01/24	EUR	750	942,197
United Kingdom Gilt,
Unsec’d. Notes	2.000	09/07/25	GBP	100	141,493
Unsec’d. Notes(k)	3.250	01/22/44	GBP	320	538,690
Unsec’d. Notes	3.500	01/22/45	GBP	3,080	5,436,022
Unsec’d. Notes(k)	4.250	03/07/36	GBP	7,190	13,159,935
Unsec’d. Notes	4.250	09/07/39	GBP	2,130	4,012,908
Virgin Media Sec’d. Finance PLC, Sr. Sec’d. Notes	5.500	01/15/25	GBP	495	692,315

					39,197,766

See Notes to Financial Statements.

Prudential Global Total Return Fund	33

Schedule of Investments (continued)

as of October 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)

Uruguay 0.1%
Uruguay Government International Bond,
Sr. Unsec’d. Notes	4.375%		10/27/27		1,000	$1,081,000
Sr. Unsec’d. Notes	7.000		06/28/19	EUR	119	150,292

						1,231,292

TOTAL FOREIGN BONDS (cost $596,902,083)						614,817,236

ASSET-BACKED SECURITIES 10.7%

Automobiles 0.3%
OneMain Direct Auto Receivables Trust,
Series 2016-1A, Class C, 144A	4.580		09/15/21		800	807,875
Series 2017-1A, Class C, 144A	3.910		08/16/21		1,900	1,896,417
Santander Drive Auto Receivables Trust, Series 2017-3, Class C	2.760		12/15/22		400	403,236

						3,107,528

Collateralized Loan Obligations 6.0%
Armada Euro CLO (Ireland), Series 2017-1A, Class A, 144A, 3 Month EURIBOR + 0.930%	0.930	(c)	10/24/30	EUR	4,250	4,960,575
ArrowMark Colorado Holdings (Cayman Islands), Series 2017-6A, Class A1, 144A, 3 Month LIBOR + 1.280%	2.639	(c)	07/15/29		500	503,650
Atlas Sr. Loan Fund Ltd. (Cayman Islands), Series 2017-8A, Class A, 144A, 3 Month LIBOR + 1.300%	2.607	(c)	01/16/30		500	502,560
Ballyrock CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A, 3 Month LIBOR + 1.590%	2.949	(c)	10/15/28		3,000	3,048,361
Battalion CLO Ltd. (Cayman Islands),
Series 2014-6A, Class A1R, 144A, 3 Month LIBOR + 1.180%	2.533	(c)	10/17/26		1,350	1,352,854
Series 2015-8A, Class A1R, 144A, 3 Month LIBOR + 1.340%	2.694	(c)	07/18/30		2,000	2,013,596
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R, 144A, 3 Month LIBOR + 1.250%	2.609	(c)	07/15/29		1,250	1,250,898
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250%	2.597	(c)	10/15/30		750	753,359
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class B1, 144A, 3 Month LIBOR + 1.750%	3.103	(c)	04/17/25		3,000	3,000,133

See Notes to Financial Statements.

34

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Canyon Capital CLO Ltd. (Cayman Islands), Series 2015-1A, Class AS, 144A, 3 Month LIBOR + 1.250%	2.609	%(c)	04/15/29		3,750	$3,750,343
Catamaran CLO (Cayman Islands), Series 2014-1A, Class A1AR, 144A, 3 Month LIBOR + 1.260%	2.623	(c)	04/22/30		2,500	2,500,000
Flagship CLO Ltd. (Cayman Islands), Series 2014-8A, Class AR, 144A, 3 Month LIBOR + 1.250%	2.609	(c)	01/16/26		3,000	3,013,877
ICG US CLO Ltd. (Cayman Islands), Series 2017-2A, Class A1, 144A, 3 Month LIBOR + 1.280%	2.597	(c)	10/23/29		3,500	3,523,464
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 1.300%	2.615	(c)	05/15/26		3,500	3,500,734
OCP CLO Ltd. (Cayman Islands), Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260%	2.561	(c)	07/15/30		750	755,809
OZLM Ltd. (Cayman Islands), Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250%	2.628	(c)	10/30/30		1,000	1,007,292
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A1R, 144A, 3 Month LIBOR + 1.300%	2.616	(c)	05/21/29		3,750	3,767,911
Series 2015-2A, Class A1AR, 144A, 3 Month LIBOR + 1.270%	2.633	(c)	07/20/30		1,750	1,761,989
Regatta Funding Ltd. (Cayman Islands),
Series 2016-1A, Class A1, 144A, 3 Month LIBOR + 1.520%	2.845	(c)	12/20/28		2,000	2,017,908
Series 2017-1A, Class A, 144A, 3 Month LIBOR + 1.250%	2.619	(c)	10/17/30		2,000	2,007,620
Silver Creek CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A, 3 Month LIBOR + 1.240%	2.603	(c)	07/20/30		500	503,346
Sound Point CLO Ltd. (Cayman Islands),
Series 2016-2A, Class A, 144A, 3 Month LIBOR + 1.660%	3.023	(c)	10/20/28		1,000	1,010,410
Series 2017-3A, Class A1B, 144A, 3 Month LIBOR + 1.220%	2.580	(c)	10/20/30		500	500,000
St. Paul’s CLO DAC (Netherlands), Series 2017-7A, Class B2, 144A	2.400		04/30/30	EUR	1,000	1,162,857
Telos CLO (Cayman Islands), Series 2013-3A, Class AR, 144A, 3 Month LIBOR + 1.300%	2.653	(c)	07/17/26		1,000	1,000,630
TIAA CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A, 3 Month LIBOR + 1.700%	3.063	(c)	07/20/28		2,000	2,014,663
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-5A, Class A, 144A, 3 Month LIBOR + 1.700%	3.067	(c)	10/25/28		3,000	3,012,203
Series 2017-6A, Class A, 144A, 3 Month LIBOR + 1.320%	2.655	(c)	07/25/29		2,500	2,507,633

See Notes to Financial Statements.

Prudential Global Total Return Fund	35

Schedule of Investments (continued)

as of October 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Wellfleet CLO Ltd. (Cayman Islands), Series 2017-2A, Class A1, 144A, 3 Month LIBOR + 1.250%	2.626	%(c)	10/20/29	1,500	$1,511,792
West CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A, 3 Month LIBOR + 3.400%	4.778	(c)	10/30/23	1,000	1,000,246
Zais CLO Ltd. (Cayman Islands),
Series 2017-1A, Class A1, 144A, 3 Month LIBOR + 1.370%	2.729	(c)	07/15/29	4,250	4,291,615
Series 2017-2A, Class A, 144A, 3 Month LIBOR + 1.290%	2.647	(c)	04/15/30	750	753,435

					64,261,763

Consumer Loans 1.4%
Lendmark Funding Trust,
Series 2016-2A, Class A, 144A	3.260		04/21/25	400	401,050
Series 2017-1A, Class B, 144A	3.770		12/22/25	700	707,045
OneMain Financial Issuance Trust,
Series 2015-2A, Class A, 144A	2.570		07/18/25	1,015	1,016,424
Series 2015-2A, Class C, 144A	4.320		07/18/25	2,100	2,102,832
Series 2016-1A, Class A, 144A	3.660		02/20/29	1,000	1,021,149
Series 2016-2A, Class A, 144A	4.100		03/20/28	1,000	1,015,256
Series 2017-1A, Class C, 144A	3.350		09/14/32	400	396,818
Oportun Funding IV LLC, Series 2016-C, Class A, 144A	3.280		11/08/21	1,100	1,102,679
Oportun Funding VI LLC, Series 2017-A, Class A, 144A	3.230		06/08/23	750	751,105
Oportun Funding VII LLC, Series 2017-B, Class A, 144A	3.220		10/10/23	2,150	2,146,749
PNMAC GMSR Issuer Trust, Series 2017-GT2, Class A, 144A, 1 Month LIBOR + 4.000%	5.238	(c)	08/25/23	1,110	1,110,390
SpringCastle America Funding LLC, Series 2016-AA, Class A, 144A	3.050		04/25/29	1,499	1,506,884
Springleaf Funding Trust,
Series 2015-AA, Class A, 144A	3.160		11/15/24	1,000	1,005,669
Series 2017-AA, Class C, 144A	3.860		07/15/30	800	807,875

					15,091,925

Home Equity Loans 1.5%
ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE2, Class M4, 1 Month LIBOR + 0.960%	2.198	(c)	04/25/35	878	881,319

See Notes to Financial Statements.

36

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2002-2, Class M3, 1 Month LIBOR + 2.655%	3.893	%(c)	08/25/32	715	$708,098
Series 2002-3, Class M3, 1 Month LIBOR + 2.850%	4.088	(c)	08/25/32	377	375,326
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W6, Class M1, 1 Month LIBOR + 0.825%	2.063	(c)	05/25/34	75	75,144
Series 2005-W2, Class A2C, 1 Month LIBOR + 0.360%	1.598	(c)	10/25/35	745	746,985
Asset-Backed Funding Certificates, Series 2004-OPT5, Class A1, 1 Month LIBOR + 0.700%	1.938	(c)	06/25/34	946	922,474
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE2, Class M1, 1 Month LIBOR + 0.900%	2.138	(c)	03/25/34	201	200,407
Chase Funding Loan Acquisition Trust, Series 2004-AQ1, Class A2, 1 Month LIBOR + 0.800%	2.038	(c)	05/25/34	291	293,044
CHEC Loan Trust, Series 2004-1, Class A3, 1 Month LIBOR + 1.000%	2.238	(c)	07/25/34	984	960,184
EquiFirst Mortgage Loan Trust, Series 2004-1, Class 1A1, 1 Month LIBOR + 0.480%	1.718	(c)	01/25/34	932	901,378
Home Equity Asset Trust, Series 2005-9, Class 2A4, 1 Month LIBOR + 0.340%	1.578	(c)	04/25/36	331	331,627
MASTR Asset-Backed Securities Trust,
Series 2003-OPT1, Class M2, 1 Month LIBOR + 2.775%	4.013	(c)	12/25/32	392	394,299
Series 2004-OPT2, Class A1, 1 Month LIBOR + 0.700%	1.938	(c)	09/25/34	2,362	2,347,539
Series 2004-WMC2, Class M1, 1 Month LIBOR + 0.900%	2.138	(c)	04/25/34	2,287	2,255,984
Merrill Lynch Mortgage Investors Trust, Series 2004-HE2, Class M1, 1 Month LIBOR + 1.200%	2.438	(c)	08/25/35	101	101,253
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-NC8, Class M1, 1 Month LIBOR + 1.050%	2.288	(c)	09/25/33	182	180,847
Series 2004-OP1, Class M1, 1 Month LIBOR + 0.870%	2.108	(c)	11/25/34	2,378	2,369,917

See Notes to Financial Statements.

Prudential Global Total Return Fund	37

Schedule of Investments (continued)

as of October 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-AM3, Class A3, 1 Month LIBOR + 0.980%	2.218	%(c)	02/25/33	256	$250,012
New Century Home Equity Loan Trust, Series 2003-4, Class M1, 1 Month LIBOR + 1.125%	2.363	(c)	10/25/33	233	227,845
Option One Mortgage Acceptance Corp., Asset-Backed Certificates, Series 2003-6, Class A2, 1 Month LIBOR + 0.660%	1.898	(c)	11/25/33	878	857,347
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-NC2, Class M3, 1 Month LIBOR + 0.430%	1.668	(c)	05/25/35	317	317,305

					15,698,334

Residential Mortgage-Backed Securities 1.5%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-R8, Class M1, 1 Month LIBOR + 0.960%	2.198	(c)	09/25/34	178	178,687
Chase Funding Trust, Series 2003-4, Class 2A2, 1 Month LIBOR + 0.600%	1.838	(c)	05/25/33	1,173	1,094,693
CIT Mortgage Loan Trust, Series 2007-1, Class 1A, 144A, 1 Month LIBOR + 1.350%	2.588	(c)	10/25/37	1,699	1,707,087
Countrywide Asset-Backed Certificates, Series 2002-5, Class MV1, 1 Month LIBOR + 1.500%	2.738	(c)	03/25/33	134	133,390
Credit Suisse Mortgage Trust,
Series 2016-RPL1, Class A1, 144A, 1 Month LIBOR + 3.150%	4.385	(c)	12/26/46	1,914	1,920,173
Series 2017-6R, Class A1, 144A, 1 Month LIBOR + 1.550%	2.786	(c)	03/06/47	1,685	1,689,826
Finance America Mortgage Loan Trust, Series 2004-2, Class M1, 1 Month LIBOR + 0.825%	2.063	(c)	08/25/34	705	695,109
Fremont Home Loan Trust,
Series 2004-1, Class M1, 1 Month LIBOR + 0.675%	1.913	(c)	02/25/34	388	389,875
Series 2004-B, Class M1, 1 Month LIBOR + 0.870%	2.108	(c)	05/25/34	768	766,642
GSAMP Trust, Series 2005-HE5, Class M1, 1 Month LIBOR + 0.420%	1.658	(c)	11/25/35	149	149,458

See Notes to Financial Statements.

38

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Long Beach Mortgage Loan Trust,
Series 2003-4, Class AV1, 1 Month LIBOR + 0.620%	1.858	%(c)	08/25/33		853	$833,760
Series 2004-3, Class M1, 1 Month LIBOR + 0.855%	2.093	(c)	07/25/34		191	190,267
New Century Home Equity Loan Trust, Series 2005-C, Class A2C, 1 Month LIBOR + 0.250%	1.488	(c)	12/25/35		208	208,106
Popular ABS Mortgage Pass-Through Trust, Series 2004-4, Class M1	4.470		09/25/34		110	110,781
Structured Asset Investment Loan Trust, Series 2003-BC3, Class M1, 1 Month LIBOR + 1.425%	2.663	(c)	04/25/33		692	689,063
Structured Asset Investment Loan Trust (Cayman Islands), Series 2003-BC9, Class 2A, 1 Month LIBOR + 0.950%	2.188	(c)	08/25/33		2,067	2,014,357
Structured Asset Investment Loan Trust,
Series 2004-2, Class A4, 1 Month LIBOR + 0.705%	1.943	(c)	03/25/34		759	750,693
Series 2004-8, Class A8, 1 Month LIBOR + 1.000%	2.238	(c)	09/25/34		376	368,440
VOLT LX LLC, Series 2017-NPL7, Class A1, 144A	3.250		04/25/59		343	345,001
VOLT LXIII LLC, Series 2017-NP10, Class A1, 144A^	3.000		10/25/47		1,600	1,600,000

						15,835,408

TOTAL ASSET-BACKED SECURITIES (cost $111,668,019)						113,994,958

BANK LOANS(c) 0.1%

Consumer Cyclical - Services 0.0%
OBOL France 3 SAS (France), Facility B, 3 Month EURIBOR + 3.750%	3.750		04/11/23	EUR	232	272,622

Hotels, Resorts & Cruise Lines 0.1%
Richmond Bidco Ltd. (United Kingdom), Facility B, 3 Month GBP LIBOR + 4.250%	4.650		03/03/24	GBP	400	529,000

TOTAL BANK LOANS (cost $801,956)						801,622

See Notes to Financial Statements.

Prudential Global Total Return Fund	39

Schedule of Investments (continued)

as of October 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES 8.2%
Bank,
Series 2017-BNK5, Class A3	3.020%		06/15/60	3,600	$3,628,629
Series 2017-BNK6, Class A3	3.125		07/15/60	4,400	4,473,922
Series 2017-BNK7, Class A4	3.175		09/15/60	5,000	5,066,871
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class XB, IO	0.329	(cc)	05/10/47	27,500	731,209
Series 2016-GC37, Class XB, IO	0.690	(cc)	04/10/49	33,868	1,680,022
Series 2016-P4, Class XB, IO	1.349	(cc)	07/10/49	9,100	867,278
Series 2017-P8, Class A2	3.109		09/15/50	2,000	2,021,947
COMM Mortgage Trust,
Series 2012-CR1, Class XA, IO	1.879	(cc)	05/15/45	3,664	254,334
Series 2014-CR19, Class A3	3.530		08/10/47	1,000	1,029,393
Series 2014-UBS4, Class XB, IO, 144A	0.204	(cc)	08/10/47	50,000	660,500
DBJPM Mortgage Trust,
Series 2016-C3, Class A3	2.362		09/10/49	1,500	1,442,153
Series 2017-C6, Class A3	3.269		06/10/50	4,400	4,504,243
DBWF Mortgage Trust, Series 2016-85T, Class E, 144A	3.808	(cc)	12/10/36	3,000	2,837,596
Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class C, 144A	3.555	(cc)	09/10/35	500	503,289
FHLMC Multifamily Structured Pass-Through Certificates,
Series K006, Class AX1, IO	0.963	(cc)	01/25/20	19,003	340,826
Series K007, Class X1, IO	1.219	(cc)	04/25/20	25,527	540,823
Series K008, Class X1, IO	1.537	(cc)	06/25/20	11,640	385,158
Series K019, Class X1, IO	1.679	(cc)	03/25/22	9,963	598,129
Series K020, Class X1, IO	1.429	(cc)	05/25/22	11,102	591,398
Series K025, Class X1, IO	0.999	(cc)	10/25/22	19,677	698,060
Series K037, Class X1, IO	1.011	(cc)	01/25/24	10,989	552,421
Series K043, Class X1, IO	0.546	(cc)	12/25/24	12,399	409,870
Series K049, Class X1, IO	0.611	(cc)	07/25/25	41,791	1,630,164
Series K052, Class X1, IO	0.673	(cc)	11/25/25	12,597	544,613
Series K053, Class X1, IO	0.892	(cc)	12/25/25	46,161	2,763,554
Series K054, Class X1, IO	1.179	(cc)	01/25/26	31,358	2,538,375
Series K057, Class X1, IO	1.193	(cc)	07/25/26	26,353	2,196,889
Series K058, Class X1, IO	0.930	(cc)	08/25/26	41,875	2,820,587
Series K717, Class X1, IO	0.503	(cc)	09/25/21	11,511	189,663
Series Q001, Class XA, IO	2.309	(cc)	02/25/32	6,757	1,039,306
GS Mortgage Securities Trust,
Series 2013-GC14, Class XA, IO	0.731	(cc)	08/10/46	37,150	1,111,797
Series 2014-GC20, Class XB, IO	0.330	(cc)	04/10/47	30,000	794,880
Series 2014-GC22, Class XB, IO	0.255	(cc)	06/10/47	35,000	741,926

See Notes to Financial Statements.

40

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2014-GC24, Class XB, IO	0.021	%(cc)	09/10/47	83,262	$98,516
Series 2014-GC26, Class XB, IO	0.295	(cc)	11/10/47	56,483	1,263,790
JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class A3	3.515		03/15/49	1,500	1,532,148
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP5, Class A3	3.342		03/15/50	1,600	1,647,513
Series 2017-JP6, Class A3	3.109		07/15/50	4,600	4,613,057
Series 2017-JP7, Class A3	3.379		09/15/50	5,100	5,246,448
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class XA, IO	0.813	(cc)	05/15/48	26,781	1,245,805
Series 2016-C31, Class A3	2.731		11/15/49	2,211	2,169,296
Morgan Stanley Capital I Trust,
Series 2016-UBS9, Class A2	2.982		03/15/49	1,200	1,211,259
Series 2017-H1, Class A3	3.153		06/15/50	4,500	4,518,738
UBS Commercial Mortgage Trust, Series 2017-C4, Class A3	3.301		10/15/50	6,500	6,616,841
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class XA, IO, 144A	1.373	(cc)	05/10/63	4,806	239,760
Wells Fargo Commercial Mortgage Trust,
Series 2016-C35, Class XB, IO	0.939	(cc)	07/15/48	24,000	1,644,322
Series 2016-LC24, Class XB, IO	1.012	(cc)	10/15/49	20,910	1,598,193
Series 2017-C40, Class A3	3.317		10/15/50	2,600	2,662,943

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $86,584,863)					86,498,454

CORPORATE BONDS 10.0%

Airlines 0.0%
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-1, Class A	4.750		07/12/22	61	64,244
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates,
Series 2007-1, Class A	6.821		02/10/24	145	167,265
Series 2010-2, Class A	4.950		11/23/20	10	10,507
Series 2011-1, Class A	5.300		10/15/20	118	122,820
UAL, Pass-Through Trust, Pass-Through Certificates, Series 2007-1A, Class A	6.636		01/02/24	77	83,511

					448,347

See Notes to Financial Statements.

Prudential Global Total Return Fund	41

Schedule of Investments (continued)

as of October 31, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Auto Manufacturers 0.1%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.134%	08/04/25		250	$257,668
General Motors Financial Co., Inc.,
Gtd. Notes	3.200	07/06/21		370	377,540
Gtd. Notes	3.950	04/13/24		250	257,677

					892,885

Auto Parts & Equipment 0.2%
Adient Global Holdings Ltd., Gtd. Notes, 144A	3.500	08/15/24	EUR	1,234	1,517,561
LKQ Italia Bondco SpA, Gtd. Notes, 144A	3.875	04/01/24	EUR	450	579,473

					2,097,034

Banks 2.4%
Bank of America Corp.,
Series M, Jr. Sub. Notes	8.125	12/31/49		935	964,546
Sr. Unsec’d. Notes, MTN	3.248	10/21/27		3,000	2,952,748
Sr. Unsec’d. Notes, MTN	3.875	08/01/25		1,500	1,572,930
Citigroup, Inc.,
Series P, Jr. Sub. Notes	5.950	12/31/49		700	765,877
Sr. Unsec’d. Notes(a)	2.900	12/08/21		600	606,423
Sub. Notes	4.400	06/10/25		3,000	3,170,029
Goldman Sachs Group, Inc. (The),
Series L, Jr. Sub. Notes	5.700	12/31/49		2,120	2,188,900
Series M, Jr. Sub. Notes	5.375	12/31/49		700	726,250
Sr. Unsec’d. Notes(h)	3.500	01/23/25		1,500	1,523,361
JPMorgan Chase & Co.,
Series 1, Jr. Sub. Notes	7.900	12/31/49		450	461,475
Series V, Jr. Sub. Notes	5.000	12/31/49		1,000	1,030,970
Series X, Jr. Sub. Notes	6.100	12/31/49		1,980	2,207,700
Series Z, Jr. Sub. Notes	5.300	12/31/49		1,410	1,482,474
Morgan Stanley,
Series H, Jr. Sub. Notes	5.450	12/31/49		1,415	1,467,355
Sr. Unsec’d. Notes, GMTN	1.000	12/02/22	EUR	1,800	2,150,280
Sr. Unsec’d. Notes, GMTN	1.375	10/27/26	EUR	2,200	2,564,063

					25,835,381

Biotechnology 0.2%
Amgen, Inc., Sr. Unsec’d. Notes	2.600	08/19/26		600	574,958
Celgene Corp., Sr. Unsec’d. Notes	3.450	11/15/27		1,845	1,842,195

					2,417,153

Building Materials 0.0%
Owens Corning, Gtd. Notes	4.200	12/15/22		270	285,965

See Notes to Financial Statements.

42

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Chemicals 0.3%
CF Industries, Inc., Gtd. Notes(a)	3.450%	06/01/23		600	$592,500
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400	05/15/39		152	255,660
LYB International Finance II BV, Gtd. Notes(a)	3.500	03/02/27		1,900	1,898,760
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	3.450	08/01/25		600	610,452

					3,357,372

Commercial Services 0.1%
ERAC USA Finance LLC, Gtd. Notes, 144A	7.000	10/15/37		190	252,015
United Rentals North America, Inc.,
Gtd. Notes	4.875	01/15/28		715	718,575
Gtd. Notes(a)	5.500	05/15/27		500	535,000

					1,505,590

Computers 0.2%
DXC Technology Co., Sr. Unsec’d. Notes	2.875	03/27/20		1,000	1,012,913
Seagate HDD Cayman, Gtd. Notes	3.750	11/15/18		305	310,429
Western Digital Corp., Sr. Sec’d. Notes, 144A	7.375	04/01/23		675	739,125

					2,062,467

Diversified Financial Services 0.0%
International Lease Finance Corp., Sr. Unsec’d. Notes	6.250	05/15/19		125	132,552
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(d)	6.875	05/02/18		100	5,950
Navient Corp., Sr. Unsec’d. Notes, MTN	8.450	06/15/18		225	233,438

					371,940

Electric 0.6%
AES Corp., Sr. Unsec’d. Notes	7.375	07/01/21		700	796,250
ContourGlobal Power Holdings SA, Sr. Sec’d. Notes, 144A	5.125	06/15/21	EUR	505	618,291
DPL, Inc., Sr. Unsec’d. Notes	6.750	10/01/19		700	736,750
Dynegy, Inc.,
Gtd. Notes	7.375	11/01/22		350	375,812
Gtd. Notes(a)	7.625	11/01/24		900	983,250
FirstEnergy Corp., Series B, Sr. Unsec’d. Notes	3.900	07/15/27		865	882,891
NRG Energy, Inc., Gtd. Notes(a)	6.625	01/15/27		1,425	1,517,625
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950	05/15/18		50	51,630

					5,962,499

See Notes to Financial Statements.

Prudential Global Total Return Fund	43

Schedule of Investments (continued)

as of October 31, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Electronics 0.1%
Jabil, Inc., Sr. Unsec’d. Notes	4.700%	09/15/22		655	$697,116

Entertainment 0.3%
Cinemark USA, Inc., Gtd. Notes	4.875	06/01/23		1,000	1,018,750
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A	5.000	08/01/18		1,000	1,001,000
Scientific Games International, Inc., Gtd. Notes	10.000	12/01/22		750	829,635
WMG Acquisition Corp., Sr. Sec’d. Notes, 144A	4.125	11/01/24	EUR	200	247,041

					3,096,426

Food 0.2%
Darling Global Finance BV, Gtd. Notes	4.750	05/30/22	EUR	800	973,814
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750	06/15/23		675	663,188

					1,637,002

Forest & Paper Products 0.0%
International Paper Co., Sr. Unsec’d. Notes	7.300	11/15/39		75	104,532

Healthcare-Products 0.4%
Becton Dickinson & Co., Sr. Unsec’d. Notes	0.368	06/06/19	EUR	2,300	2,698,915
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	2.875	07/24/37	EUR	950	1,141,606

					3,840,521

Healthcare-Services 0.3%
CHS/Community Health Systems, Inc.,
Gtd. Notes(a)	6.875	02/01/22		1,000	723,750
Gtd. Notes(a)	7.125	07/15/20		600	520,500
Sr. Sec’d. Notes(a)	5.125	08/01/21		500	486,250
HCA, Inc., Sr. Sec’d. Notes	6.500	02/15/20		750	808,125
Tenet Healthcare Corp., Sr. Unsec’d. Notes(a)	8.125	04/01/22		1,000	1,005,000

					3,543,625

Home Builders 0.2%
KB Home, Gtd. Notes(a)	7.500	09/15/22		1,000	1,157,500
William Lyon Homes, Inc., Gtd. Notes	7.000	08/15/22		800	830,000

					1,987,500

Household Products/Wares 0.1%
Spectrum Brands, Inc., Gtd. Notes, 144A	4.000	10/01/26	EUR	675	833,330

See Notes to Financial Statements.

44

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Insurance 0.4%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%		11/15/20		30	$32,245
American International Group, Inc., Sr. Unsec’d. Notes	1.875		06/21/27	EUR	2,100	2,500,727
Chubb Corp. (The), Gtd. Notes, 3 Month LIBOR + 2.250%	3.609	(c)	03/29/67		140	139,300
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	6.500		03/15/35		90	114,293
Sr. Unsec’d. Notes	2.750		05/04/26	EUR	1,000	1,271,519

						4,058,084

Internet 0.2%
Netflix, Inc., Sr. Unsec’d. Notes, 144A	3.625		05/15/27	EUR	1,300	1,554,055

Leisure Time 0.2%
Carnival Corp., Gtd. Notes	1.625		02/22/21	EUR	1,500	1,838,395

Lodging 0.1%
MGM Resorts International, Gtd. Notes	6.625		12/15/21		500	558,750

Machinery-Diversified 0.0%
Xylem, Inc., Sr. Unsec’d. Notes	4.875		10/01/21		225	244,455

Media 0.9%
21st Century Fox America, Inc.,
Gtd. Notes	6.150		03/01/37		415	519,899
Gtd. Notes	6.900		08/15/39		60	81,290
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.500		05/01/26		1,000	1,025,000
Sr. Unsec’d. Notes, 144A(a)	5.875		04/01/24		380	404,700
Sr. Unsec’d. Notes, 144A	5.875		05/01/27		675	706,860
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.125		12/15/21		700	712,250
Sr. Unsec’d. Notes, 144A	5.125		12/15/21		800	814,000
Sr. Unsec’d. Notes, 144A	6.375		09/15/20		1,000	1,020,120
Discovery Communications LLC,
Gtd. Notes	2.500		09/20/24	GBP	1,200	1,562,821
Gtd. Notes(a)	3.950		03/20/28		1,415	1,403,417
Liberty Interactive LLC, Sr. Unsec’d. Notes	8.250		02/01/30		500	550,000
Time Warner Cable LLC, Sr. Sec’d. Notes	8.750		02/14/19		300	324,572
Time Warner, Inc., Gtd. Notes	3.800		02/15/27		85	84,963

						9,209,892

See Notes to Financial Statements.

Prudential Global Total Return Fund	45

Schedule of Investments (continued)

as of October 31, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Miscellaneous Manufacturing 0.3%
Actuant Corp., Gtd. Notes	5.625%	06/15/22		400	$411,000
General Electric Co.,
Sr. Unsec’d. Notes	1.500	05/17/29	EUR	850	1,000,833
Sr. Unsec’d. Notes	2.125	05/17/37	EUR	1,700	1,984,603
Textron, Inc., Sr. Unsec’d. Notes	7.250	10/01/19		200	218,585

					3,615,021

Office/Business Equipment 0.0%
Xerox Corp., Sr. Unsec’d. Notes	3.625	03/15/23		460	453,860

Oil & Gas 0.0%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450	09/15/36		35	42,498
Nabors Industries, Inc., Gtd. Notes	4.625	09/15/21		170	164,186

					206,684

Packaging & Containers 0.1%
Ball Corp., Gtd. Notes	4.375	12/15/23	EUR	300	400,912
Greif, Inc., Sr. Unsec’d. Notes	7.750	08/01/19		140	151,200
WestRock MWV LLC, Sr. Unsec’d. Notes	7.375	09/01/19		450	489,461
WestRock RKT Co., Gtd. Notes	4.450	03/01/19		175	180,097

					1,221,670

Pharmaceuticals 0.3%
Allergan Funding SCS, Gtd. Notes	0.500	06/01/21	EUR	900	1,055,600
Catalent Pharma Solutions, Inc.,
Gtd. Notes	4.750	12/15/24	EUR	400	502,798
Gtd. Notes, 144A	4.750	12/15/24	EUR	350	439,948
Horizon Pharma, Inc./Horizon Pharma USA, Inc., Gtd. Notes, 144A	8.750	11/01/24		830	869,425

					2,867,771

Real Estate Investment Trusts (REITs) 0.2%
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	3.325	03/24/25	EUR	1,700	2,085,910

Retail 0.2%
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes(a)	8.625	06/15/20		750	669,375
PVH Corp., Sr. Unsec’d. Notes, 144A	3.625	07/15/24	EUR	840	1,081,595

					1,750,970

See Notes to Financial Statements.

46

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Semiconductors 0.0%
Micron Technology, Inc., Sr. Unsec’d. Notes	5.500%		02/01/25		315	$334,687

Software 0.8%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes	0.400		01/15/21	EUR	2,800	3,274,344
Sr. Unsec’d. Notes	1.100		07/15/24	EUR	2,300	2,689,359
Sr. Unsec’d. Notes	2.250		08/15/21		90	89,329
First Data Corp., Gtd. Notes, 144A	7.000		12/01/23		1,130	1,209,122
Quintiles IMS, Inc., Gtd. Notes, 144A	3.500		10/15/24	EUR	920	1,126,758

						8,388,912

Telecommunications 0.4%
AT&T, Inc.,
Sr. Unsec’d. Notes	3.550		09/14/37	GBP	1,000	1,279,916
Sr. Unsec’d. Notes	5.250		03/01/37		70	73,222
Sr. Unsec’d. Notes	5.300		08/14/58		1,000	990,216
Sprint Capital Corp., Gtd. Notes	8.750		03/15/32		1,100	1,333,750
Sprint Corp., Gtd. Notes	7.625		02/15/25		300	328,875

						4,005,979

Transportation 0.2%
FedEx Corp.,
Gtd. Notes	1.000		01/11/23	EUR	500	596,196
Gtd. Notes	1.625		01/11/27	EUR	490	583,380
Norfolk Southern Corp.,
Sr. Unsec’d. Notes	6.000		03/15/2105		175	212,785
Sr. Unsec’d. Notes, 144A	4.050		08/15/52		165	167,958
XPO Logistics, Inc., Gtd. Notes, 144A	6.500		06/15/22		706	740,665

						2,300,984

TOTAL CORPORATE BONDS (cost $101,297,878)						105,672,764

MUNICIPAL BONDS 0.1%

Puerto Rico
Commonwealth of Puerto Rico, GO	3.220	(cc)	07/01/20		300	297,207
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, CABs	4.660	(t)	08/01/41		1,265	423,649

TOTAL MUNICIPAL BONDS (cost $618,421)						720,856

See Notes to Financial Statements.

Prudential Global Total Return Fund	47

Schedule of Investments (continued)

as of October 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES 5.1%
Alba PLC (United Kingdom), Series 2007-1, Class B, 3 Month GBP LIBOR + 0.240%	0.573	%(c)	03/17/39	GBP	1,762	$2,156,075
APS Resecuritization Trust, Series 2016-1, Class 1A, 144A, 1 Month LIBOR + 0.150%	1.385	(c)	07/27/57		2,548	2,434,667
Banc of America Funding Trust, Series 2014-R5, Class 1A1, 144A, 6 Month LIBOR + 1.500%	2.991	(c)	09/26/45		506	508,698
Bellemeade Re Ltd. (Bermuda), Series 2017-1, Class M1, 144A, 1 Month LIBOR + 1.700%^	2.738	(c)	10/25/27		720	721,350
CIM Trust,
Series 2017-2, Class A1, 144A, 1 Month LIBOR + 2.000%	3.235	(c)	12/25/57		2,698	2,724,833
Series 2017-3, Class A1, 144A, 1 Month LIBOR + 2.000%	3.235	(c)	01/25/57		2,658	2,689,573
Series 2017-8, 144A^	3.000	(cc)	12/25/65		3,240	3,241,801
Fannie Mae Connecticut Avenue Securities, Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%	2.688	(c)	01/25/29		442	446,904
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DNA1, Class M3, 1 Month LIBOR + 3.300%	4.538	(c)	10/25/27		1,000	1,112,885
Series 2016-HQA2, Class M2, 1 Month LIBOR + 2.250%	3.488	(c)	11/25/28		660	678,924
IndyMac INDX Mortgage Loan Trust, Series 2004-AR15, Class 3A1	3.299	(cc)	02/25/35		1,841	1,833,931
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2017-4, Class A, 144A, 1 Month LIBOR + 2.000%	3.235	(c)	05/01/22		4,788	4,778,635
LSTAR Securities Investment Ltd.,
Series 2017-5, Class A, 144A, 1 Month LIBOR + 2.000%	3.235	(c)	05/01/22		4,748	4,747,834
Series 2017-6, Class A, 144A, 1 Month LIBOR + 1.750%^	2.985	(c)	09/01/22		1,454	1,453,591
Newgate Funding (United Kingdom),
Series 2006-2, Class M, 3 Month GBP LIBOR + 0.220%	0.556	(c)	12/01/50	GBP	1,888	2,352,065
Series 2007-2X, Class A3, 3 Month GBP LIBOR + 0.160%	0.487	(c)	12/15/50	GBP	2,700	3,292,216
Paragon Mortgages PLC (United Kingdom),
Series 11X, Class BB, 3 Month EURIBOR + 0.480%	0.151	(c)	10/15/41	EUR	3,766	4,124,080
Series 12X, Class B1B, 3 Month EURIBOR + 0.480%	0.151	(c)	11/15/38	EUR	1,359	1,481,145
Series 13X, Class B1B, 3 Month EURIBOR + 0.380%	0.051	(c)	01/15/39	EUR	2,000	2,143,926

See Notes to Financial Statements.

48

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Ripon Mortgages PLC (United Kingdom), Series 2017-1A, Class B1, 144A	1.482	%(cc)	08/20/56	GBP	3,900	$5,173,844
RMAC Securities No.1 PLC (United Kingdom), Series 2006-NS3X, Class M1C	0.000	(cc)	06/12/44	EUR	1,869	2,024,315
Towd Point Mortgage Funding Vantage PLC (United Kingdom),
Series 2016-V1A, Class A1, 144A, 3 Month GBP LIBOR + 1.200%	1.482	(c)	02/20/54	GBP	1,064	1,422,998
Series 2017-A11A, Class A2, 144A, 3 Month GBP LIBOR + 0.950%	1.232	(c)	05/20/45	GBP	2,000	2,649,981

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $51,910,701)						54,194,271

U.S. GOVERNMENT AGENCY OBLIGATIONS 0.2%
Federal National Mortgage Assoc.	5.375		12/07/28	GBP	275	481,667
Tennessee Valley Authority,
Sr. Unsec’d. Notes	5.350		06/07/21	GBP	815	1,234,031
Sr. Unsec’d. Notes	5.625		06/07/32	GBP	391	717,263

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $2,618,743)						2,432,961

U.S. TREASURY OBLIGATIONS 3.6%
U.S. Treasury Bonds(h)	2.500		05/15/46		3,580	3,316,395
U.S. Treasury Bonds	2.875		05/15/43		1,455	1,462,787
U.S. Treasury Bonds(h)	2.875		08/15/45		170	170,259
U.S. Treasury Bonds	3.000		05/15/45		260	266,886
U.S. Treasury Bonds(h)	3.000		05/15/47		3,080	3,157,361
U.S. Treasury Notes	1.750		01/31/23		16,000	15,752,500
U.S. Treasury Notes	1.750		05/15/23		2,000	1,964,062
U.S. Treasury Notes	1.875		04/30/22		5,325	5,302,951
U.S. Treasury Notes(h)(k)	2.000		02/15/25		5,000	4,913,086
U.S. Treasury Notes	2.250		10/31/24		545	545,724
U.S. Treasury Strips Coupon	1.881	(s)	05/15/31		400	279,695
U.S. Treasury Strips Coupon	1.898	(s)	08/15/29		400	296,424
U.S. Treasury Strips Coupon	2.100	(s)	11/15/35		800	483,463
U.S. Treasury Strips Coupon	2.264	(s)	08/15/40		800	411,873

TOTAL U.S. TREASURY OBLIGATIONS (cost $39,466,214)						38,323,466

See Notes to Financial Statements.

Prudential Global Total Return Fund	49

Schedule of Investments (continued)

as of October 31, 2017

Description	Shares	Value
COMMON STOCK 0.0%

Oil, Gas & Consumable Fuels
Frontera Energy Corp. (Colombia)* (cost $44,527)	1,116	$33,366

PREFERRED STOCK 0.0%

Banks
Citigroup Capital XIII, 7.750% (Capital Security, fixed to floating preferred) (cost $100,000)	4,000	108,880

TOTAL LONG-TERM INVESTMENTS (cost $992,013,405)		1,017,598,834

SHORT-TERM INVESTMENTS 5.8%

AFFILIATED MUTUAL FUNDS 5.0%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	29,860,170	29,860,170
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $23,168,998; includes $23,144,737 of cash collateral for securities on loan)(b)(w)	23,166,879	23,169,196

TOTAL AFFILIATED MUTUAL FUNDS (cost $53,029,168)		53,029,366

OPTIONS PURCHASED* 0.8% (cost $13,666,950)		8,734,676

TOTAL SHORT-TERM INVESTMENTS (cost $66,696,118)		61,764,042

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 101.8% (cost $1,058,709,523)		1,079,362,876

OPTIONS WRITTEN* (1.0)% (premiums received $16,794,709)		(10,790,658)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.8% (cost $1,041,914,814)		1,068,572,218
Liabilities in excess of other assets(z) (0.8)%		(8,225,238)

NET ASSETS 100.0%		$1,060,346,980

The following abbreviations are used in the annual report:

A—Annual payment frequency for swaps

M—Monthly payment frequency for swaps

Q—Quarterly payment frequency for swaps

S—Semiannual payment frequency for swaps

T—Swap payment upon termination

See Notes to Financial Statements.

50

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ABS—Asset-Backed Security

BBR—New Zealand Bank Bill Rate

BBSW—Australian Bank Bill Swap Reference Rate

BIBOR—Bangkok Interbank Offered Rate

Bobl—Bundesobligationen (German Government Bonds)

bps—Basis Points

BROIS—Brazil Overnight Interbank Deposit

BUBOR—Budapest Interbank Offered Rate

CABs—Capital Appreciation Bonds

CDO—Collateralized Debt Obligation

CDX—Credit Derivative Index

CIBOR—Copenhagen Interbank Offered Rate

CLO—Collateralized Loan Obligation

CLOIS—Sinacofi Chile Interbank Rate Average

CMBX—Commercial Mortgage Backed Securities Index

COOIS—Colombia Overnight Interbank Reference Rate

CPI—Consumer Price Index

EMTN—Euro Medium Term Note

EONIA—Euro Overnight Index Average

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corp.

GMTN—Global Medium Term Note

GO—General Obligation

HIBOR—Hong Kong Interbank Offered Rate

HICP—Harmonized Index of Consumer Prices

iBoxx—Bond Market Indices

IO—Interest Only (Principal amount represents notional)

iTraxx—International Credit Derivative Index

JIBAR—Johannesburg Interbank Agreed Rate

KLIBOR—Kuala Lumpur Interbank Offered Rate

L2—Level 2

L3—Level 3

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

NIBOR—Norwegian Interbank Offered Rate

NSA—Non-Seasonally Adjusted

OAT—Obligations Assimiilables du Tresor (French Treasury Bond)

OTC—Over-the-counter

PIK—Payment-in-Kind

PRIBOR—Prague Interbank Offered Rate

SIBOR—Singapore Interbank Offered Rate

SONIA—Sterling Overnight Index Average

STIBOR—Stockholm Interbank Offered Rate

STRIPS—Separate Trading of Registered Interest and Principal of Securities

See Notes to Financial Statements.

Prudential Global Total Return Fund	51

Schedule of Investments (continued)

as of October 31, 2017

TAIBOR—Taiwan Interbank Offered Rate

TELBOR—Tel Aviv Interbank Offered Rate

USOIS—United States Overnight Index Swap

WIBOR—Warsaw Interbank Offered Rate

ARS—Argentine Peso

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi (offshore)

COP—Colombian Peso

CZK—Czech Koruna

DKK—Danish Krone

EUR—Euro

GBP—British Pound

HKD—Hong Kong Dollar

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RUB—Russian Ruble

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

ZAR—South African Rand

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $7,030,923 and 0.7% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $22,274,157; cash collateral of $23,144,737 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2017.

See Notes to Financial Statements.

52

(cc)	Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Interest rate not available as of October 31, 2017.
(s)	Represents a zero coupon or step bond. Rate quoted represents yield to maturity at purchase date.
(t)	Represents a zero coupon or step bond. Rate quoted represents effective yield at October 31, 2017.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in total investments, net of written options, at market value:

Exchange-Traded Options Purchased:

Description	Call/Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Call	11/24/17	$125.50	1,222	1,222	$305,500
10 Year U.S. Treasury Notes Futures	Call	11/24/17	$127.50	1,222	1,222	19,094

						$324,594

Exchange-Traded Options Written:

Description	Call/Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Call	11/24/17	$126.50	2,444	2,444	$(152,750)

OTC Options Purchased:

Description	Call/Put	Counterparty	Expiration Date	Strike Price	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs BRL	Call	Citigroup Global Markets	04/04/18	3.40	—	EUR	3,500	$546,139
Currency Option EUR vs TRY	Call	BNP Paribas	02/26/18	6.00	—	EUR	12,000	15,665
Currency Option EUR vs TRY	Call	BNP Paribas	06/27/18	6.00	—	EUR	6,500	47,964
Currency Option EUR vs USD	Call	BNP Paribas	02/26/20	1.30	—	EUR	21,000	665,834
Currency Option EUR vs USD	Call	Morgan Stanley	02/26/18	1.30	—	EUR	21,000	9,159
Currency Option EUR vs ZAR	Call	BNP Paribas	11/28/17	22.00	—	EUR	8,000	185
Currency Option EUR vs ZAR	Call	Goldman Sachs & Co.	04/04/18	15.00	—	EUR	1,200	177,043
Currency Option USD vs BRL	Call	BNP Paribas	02/26/18	5.50	—		25,000	2,710
Currency Option USD vs BRL	Call	Hong Kong & Shanghai Bank	06/27/18	5.00	—		9,000	12,740

See Notes to Financial Statements.

Prudential Global Total Return Fund	53

Schedule of Investments (continued)

as of October 31, 2017

OTC Options Purchased (cont’d):

Description	Call/Put	Counterparty	Expiration Date	Strike Price	Contracts	Notional Amount (000)#		Value
Currency Option USD vs BRL	Call	JPMorgan Chase	03/27/18	4.75	—		17,000	$9,793
Currency Option USD vs BRL	Call	JPMorgan Chase	09/26/18	4.75	—		16,500	84,548
Currency Option USD vs CAD	Call	Citigroup Global Markets	01/30/19	1.50	—		20,000	84,800
Currency Option USD vs CAD	Call	Hong Kong & Shanghai Bank	07/30/19	1.30	—		20,000	726,207
Currency Option USD vs CNH	Call	Hong Kong & Shanghai Bank	11/30/17	8.75	—		25,000	—
Currency Option USD vs CNH	Call	JPMorgan Chase	11/28/18	8.75	—		25,000	15,024
Currency Option USD vs CNH	Call	Morgan Stanley	11/28/18	7.75	—		12,500	29,439
Currency Option USD vs IDR	Call	BNP Paribas	11/28/17	18,000.00	—		9,000	12
Currency Option USD vs IDR	Call	Morgan Stanley	02/26/18	16,000.00	—		9,000	10,758
Currency Option USD vs KRW	Call	Deutsche Bank AG	02/20/18	1,450.00	—		11,000	10,168
Currency Option USD vs KRW	Call	JPMorgan Chase	04/26/19	1,250.00	—		11,000	254,943
Currency Option USD vs KRW	Call	Morgan Stanley	02/20/18	1,600.00	—		15,000	7,463
Currency Option USD vs KRW	Call	Morgan Stanley	02/26/18	1,500.00	—		12,000	9,888
Currency Option USD vs KRW	Call	Morgan Stanley	07/27/18	1,500.00	—		7,000	19,902
Currency Option USD vs KRW	Call	Morgan Stanley	07/29/19	1,150.00	—		15,000	629,786
Currency Option USD vs MXN	Call	Citigroup Global Markets	03/23/18	19.25	—		7,700	305,105
Currency Option USD vs MXN	Call	Deutsche Bank AG	01/29/19	30.00	—		10,000	77,345
Currency Option USD vs MXN	Call	JPMorgan Chase	01/12/18	24.00	—		24,000	11,716
Currency Option USD vs RUB	Call	Morgan Stanley	03/27/18	90.00	—		13,000	5,521
Currency Option USD vs TRY	Call	BNP Paribas	11/08/17	5.00	—		5,000	—
Currency Option USD vs TRY	Call	BNP Paribas	04/27/18	5.40	—		15,000	31,450
Currency Option USD vs TRY	Call	BNP Paribas	11/29/18	6.00	—		8,000	63,519
Currency Option USD vs TRY	Call	Credit Suisse First Boston Corp.	11/29/18	5.00	—		8,000	169,780
Currency Option USD vs ZAR	Call	Credit Suisse First Boston Corp.	11/08/17	25.00	—		9,000	—
Currency Option USD vs ZAR	Call	Hong Kong & Shanghai Bank	11/28/18	24.00	—		9,000	56,178
Currency Option AUD vs JPY	Put	BNP Paribas	12/27/17	67.00	—	AUD	116,000	2,801
Currency Option AUD vs JPY	Put	BNP Paribas	03/26/18	61.00	—	AUD	77,000	21,961
Currency Option AUD vs JPY	Put	BNP Paribas	06/26/19	80.00	—	AUD	77,000	2,308,370
Currency Option AUD vs JPY	Put	Morgan Stanley	12/27/17	76.00	—	AUD	58,000	13,721
Currency Option EUR vs USD	Put	JPMorgan Chase	02/26/18	1.00	—	EUR	21,000	1,448
Currency Option USD vs BRL	Put	Morgan Stanley	11/16/17	3.70	—		4,000	514,231
Currency Option USD vs KRW	Put	Deutsche Bank AG	07/29/19	1,050.00	—		15,000	352,691
Currency Option USD vs KRW	Put	Morgan Stanley	02/20/18	1,000.00	—		15,000	3,163

								$7,309,170

See Notes to Financial Statements.

54

OTC Options Written:

Description	Call/Put	Counterparty	Expiration Date	Strike Price	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs BRL	Call	Citigroup Global Markets	04/04/18	3.80	—	EUR	3,500	$(195,408)
Currency Option EUR vs TRY	Call	BNP Paribas	04/26/19	6.00	—	EUR	12,000	(555,199)
Currency Option EUR vs TRY	Call	Credit Suisse First Boston Corp.	06/27/18	6.00	—	EUR	6,500	(47,726)
Currency Option EUR vs USD	Call	BNP Paribas	02/26/18	1.30	—	EUR	21,000	(9,159)
Currency Option EUR vs USD	Call	Morgan Stanley	02/26/20	1.30	—	EUR	21,000	(665,834)
Currency Option EUR vs ZAR	Call	BNP Paribas	09/26/18	22.00	—	EUR	8,000	(138,530)
Currency Option EUR vs ZAR	Call	Goldman Sachs & Co.	04/04/18	17.00	—	EUR	1,200	(64,521)
Currency Option USD vs BRL	Call	Credit Suisse First Boston Corp.	06/27/18	5.00	—		9,000	(12,740)
Currency Option USD vs BRL	Call	Hong Kong & Shanghai Bank	02/26/18	5.50	—		12,500	(1,355)
Currency Option USD vs BRL	Call	Hong Kong & Shanghai Bank	04/26/19	5.00	—		12,500	(160,946)
Currency Option USD vs BRL	Call	JPMorgan Chase	09/26/19	4.75	—		17,000	(369,775)
Currency Option USD vs BRL	Call	Morgan Stanley	09/26/18	4.75	—		16,500	(84,548)
Currency Option USD vs CAD	Call	Hong Kong & Shanghai Bank	07/30/19	1.40	—		40,000	(628,600)
Currency Option USD vs CNH	Call	Hong Kong & Shanghai Bank	11/28/18	7.75	—		12,500	(29,439)
Currency Option USD vs CNH	Call	Morgan Stanley	11/28/18	8.75	—		25,000	(15,024)
Currency Option USD vs IDR	Call	BNP Paribas	02/26/18	16,000.00	—		9,000	(10,758)
Currency Option USD vs IDR	Call	Morgan Stanley	11/28/17	18,000.00	—		9,000	(12)
Currency Option USD vs KRW	Call	Citigroup Global Markets	07/27/18	1,500.00	—		7,000	(19,902)
Currency Option USD vs KRW	Call	JPMorgan Chase	04/26/19	1,400.00	—		22,000	(294,839)
Currency Option USD vs KRW	Call	Morgan Stanley	05/29/19	1,500.00	—		12,000	(134,359)
Currency Option USD vs KRW	Call	Morgan Stanley	07/29/19	1,450.00	—		30,000	(395,017)
Currency Option USD vs MXN	Call	Citigroup Global Markets	03/23/18	21.25	—		7,700	(81,104)
Currency Option USD vs MXN	Call	JPMorgan Chase	03/27/19	24.00	—		24,000	(708,239)
Currency Option USD vs MXN	Call	Morgan Stanley	01/29/19	30.00	—		10,000	(77,345)
Currency Option USD vs RUB	Call	Morgan Stanley	06/27/19	90.00	—		13,000	(182,828)
Currency Option USD vs TRY	Call	BNP Paribas	11/29/18	5.00	—		8,000	(169,780)
Currency Option USD vs TRY	Call	BNP Paribas	08/28/19	5.40	—		15,000	(570,316)
Currency Option USD vs TRY	Call	Credit Suisse First Boston Corp.	11/08/17	5.00	—		5,000	—
Currency Option USD vs TRY	Call	Credit Suisse First Boston Corp.	11/29/18	6.00	—		8,000	(63,519)
Currency Option USD vs ZAR	Call	Credit Suisse First Boston Corp.	11/28/18	24.00	—		9,000	(56,178)
Currency Option USD vs ZAR	Call	Hong Kong & Shanghai Bank	06/26/19	20.00	—		13,000	(419,293)
Currency Option AUD vs JPY	Put	BNP Paribas	12/27/17	76.00	—	AUD	58,000	(13,721)
Currency Option AUD vs JPY	Put	BNP Paribas	06/26/19	70.00	—	AUD	154,000	(1,970,516)
Currency Option AUD vs JPY	Put	Morgan Stanley	12/27/17	67.00	—	AUD	116,000	(2,801)
Currency Option EUR vs BRL	Put	Citigroup Global Markets	04/04/18	3.20	—	EUR	3,500	(751)
Currency Option EUR vs USD	Put	BNP Paribas	02/26/18	1.00	—	EUR	21,000	(1,448)
Currency Option EUR vs ZAR	Put	Goldman Sachs & Co.	04/04/18	14.00	—	EUR	1,200	(2,002)

See Notes to Financial Statements.

Prudential Global Total Return Fund	55

Schedule of Investments (continued)

as of October 31, 2017

OTC Options Written (cont’d):

Description	Call/Put	Counterparty	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
Currency Option USD vs BRL	Put	Citigroup Global Markets	11/16/17	3.70	—	4,000	$(514,232)
Currency Option USD vs KRW	Put	Morgan Stanley	07/29/19	1,050.00	—	15,000	(352,691)
Currency Option USD vs MXN	Put	Citigroup Global Markets	03/23/18	17.75	—	7,700	(18,006)

							$(9,038,461)

OTC Swaptions Purchased:

Description	Call/ Put	Counterparty	Expiration Date	Strike Price	Receive	Pay	Notional Amount (000)#		Value
5-Year x 10-Year Interest Rate Swap, 4/17/2033	Call	JPMorgan Chase	04/12/18	1.80%	1.80%(S)	3 Month LIBOR(Q)		38,570	$20,689
5-Year x 10-Year Interest Rate Swap, 10/16/2033	Call	JPMorgan Chase	10/12/18	2.60%	2.60%(S)	3 Month LIBOR(Q)		38,570	620,333
CDX.NA.IG.29.V1, 12/20/2022	Call	Goldman Sachs & Co.	11/15/17	$52.50	1.00%(Q)	CDX.NA.IG.29.V1(Q)		320,000	188,530
30- Year Interest Rate Swap, 04/24/48	Put	Citigroup Global Markets	04/20/18	2.75%	3 Month LIBOR(Q)	2.75%(S)		510	11,458
30- Year Interest Rate Swap, 04/24/48	Put	Barclays Capital Group	04/20/18	2.75%	3 Month LIBOR(Q)	2.75%(S)		5,430	121,997
CDX.NA.IG.29.V1, 12/20/2022	Put	Goldman Sachs & Co.	12/20/17	$67.50	CDX.NA.IG.29.V1(Q)	1.00%(Q)		320,000	113,500
iTraxx.XO.28.V1, 12/20/2022	Put	BNP Paribas	12/20/17	$400.00	iTraxx.XO.28.V1(Q)	5.00%(Q)	EUR	87,000	24,405

									$1,100,912

See Notes to Financial Statements.

56

OTC Swaptions Written:

Description	Call/ Put	Counterparty	Expiration Date	Strike Price	Receive	Pay	Notional Amount (000)#		Value
5-Year x 10-Year Interest Rate Swap, 10/16/2033	Call	JPMorgan Chase	10/12/18	2.30%	3 Month LIBOR(Q)	2.30%(S)		38,570	$(335,231)
5-Year x 10-Year Interest Rate Swap, 10/16/2033	Call	JPMorgan Chase	10/12/18	2.10%	3 Month LIBOR(Q)	2.10%(S)		38,570	(214,544)
CDX.NA.IG.29.V1, 12/20/2022	Call	Goldman Sachs & Co.	11/15/17	$57.50	CDX.NA.IG.29.V1(Q)	1.00%(Q)		320,000	(788,628)
30- Year Interest Rate Swap, 04/24/48	Put	Barclays Capital Group	04/20/18	3.05%	3.05%(S)	3 Month LIBOR(Q)		5,430	(41,333)
30- Year Interest Rate Swap, 04/24/48	Put	Citigroup Global Markets	04/20/18	3.05%	3.05%(S)	3 Month LIBOR(Q)		510	(3,882)
CDX.NA.IG.29.V1, 12/20/2022	Put	Goldman Sachs & Co.	12/20/17	$90.00	1.00%(Q)	CDX.NA.IG.29.V1(Q)		320,000	(50,069)
iTraxx.XO.28.V1, 12/20/2022	Put	BNP Paribas	03/21/18	$400.00	5.00%(Q)	iTraxx.XO.28.V1(Q)	EUR	87,000	(165,760)

									$(1,599,447)

Futures contracts outstanding at October 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
1,199	5 Year U.S. Treasury Notes	Dec. 2017	$141,676,403	$140,507,813	$(1,168,590)
10	10 Year Australian Treasury Bonds	Dec. 2017	991,445	986,178	(5,267)
23	10 Year Euro-Bund	Dec. 2017	4,352,727	4,360,323	7,596
225	10 Year U.K. Gilt	Dec. 2017	37,494,858	37,153,852	(341,006)
1,619	10 Year U.S. Treasury Notes	Dec. 2017	202,635,461	202,273,813	(361,648)
322	10 Year U.S. Ultra Treasury Notes	Dec. 2017	43,632,519	43,122,844	(509,675)
650	30 Year U.S. Ultra Treasury Bonds	Dec. 2017	108,732,814	107,107,813	(1,625,001)

					(4,003,591)

See Notes to Financial Statements.

Prudential Global Total Return Fund	57

Schedule of Investments (continued)

as of October 31, 2017

Futures contracts outstanding at October 31, 2017 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Short Positions:
1,724	2 Year U.S. Treasury Notes	Dec. 2017	$372,618,666	$371,279,563	$1,339,103
266	5 Year Euro-Bobl	Dec. 2017	40,766,818	40,832,029	(65,211)
60	10 Year Canadian Government Bonds	Dec. 2017	6,293,001	6,391,598	(98,597)
4	10 Year Japanese Bonds	Dec. 2017	5,312,243	5,293,347	18,896
237	20 Year U.S. Treasury Bonds	Dec. 2017	36,689,253	36,135,094	554,159
92	30 Day Federal Funds	Nov. 2017	37,893,464	37,892,656	808
127	30 Year Euro Buxl	Dec. 2017	24,616,574	24,575,109	41,465
68	Euro Schatz. DUA Index	Dec. 2017	8,887,360	8,892,484	(5,124)

					1,785,499

					$(2,218,092)

Securities with a combined market value of $6,964,656 have been segregated with J.P. Morgan Securities LLC to cover requirements for open futures contracts at October 31, 2017.

Forward foreign currency exchange contracts outstanding at October 31, 2017:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 11/21/17	Citigroup Global Markets	ARS	34,162	$1,926,268	$1,909,138	$(17,130)
Australian Dollar,
Expiring 12/29/17	Morgan Stanley	AUD	4,008	3,193,897	3,065,650	(128,247)
Expiring 01/12/18	Barclays Capital Group	AUD	5,041	3,971,800	3,855,659	(116,141)
Expiring 01/12/18	Barclays Capital Group	AUD	1,863	1,455,200	1,424,764	(30,436)
Expiring 01/12/18	Barclays Capital Group	AUD	1,796	1,413,400	1,373,552	(39,848)
Expiring 01/12/18	Citigroup Global Markets	AUD	1,862	1,455,200	1,423,841	(31,359)
Expiring 01/12/18	JPMorgan Chase	AUD	1,998	1,569,966	1,528,442	(41,524)
Expiring 01/12/18	UBS AG	AUD	2,262	1,781,100	1,730,215	(50,885)
Expiring 01/12/18	UBS AG	AUD	1,993	1,569,966	1,524,569	(45,397)
Expiring 01/12/18	UBS AG	AUD	1,793	1,413,400	1,371,678	(41,722)
Expiring 01/12/18	UBS AG	AUD	419	321,000	320,399	(601)
Expiring 01/31/18	Citigroup Global Markets	AUD	417	320,000	319,005	(995)
Expiring 01/31/18	UBS AG	AUD	486	374,000	371,720	(2,280)
Expiring 01/31/18	UBS AG	AUD	463	354,000	354,050	50
Expiring 06/28/19	Morgan Stanley	AUD	1,390	1,075,980	1,060,972	(15,008)

See Notes to Financial Statements.

58

Forward foreign currency exchange contracts outstanding at October 31, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d):
Brazilian Real,
Expiring 11/03/17	Citigroup Global Markets	BRL	10,539	$3,290,468	$3,220,252	$(70,216)
Expiring 11/03/17	Citigroup Global Markets	BRL	5,382	1,685,494	1,644,583	(40,911)
Expiring 11/03/17	Citigroup Global Markets	BRL	1,951	621,303	596,028	(25,275)
Expiring 11/03/17	UBS AG	BRL	6,567	2,116,442	2,006,576	(109,866)
Expiring 11/03/17	UBS AG	BRL	4,571	1,422,546	1,396,754	(25,792)
Expiring 11/20/17	Citigroup Global Markets	BRL	5,658	1,368,320	1,724,884	356,564
Expiring 01/31/18	Citigroup Global Markets	BRL	1,193	362,000	360,446	(1,554)
Expiring 02/02/18	Citigroup Global Markets	BRL	8,124	2,448,796	2,453,554	4,758
Expiring 06/29/18	Hong Kong & Shanghai Bank	BRL	1,600	464,000	474,705	10,705
Expiring 07/31/18	UBS AG	BRL	10,312	3,089,818	3,047,975	(41,843)
Expiring 09/28/18	JPMorgan Chase	BRL	2,213	668,000	649,360	(18,640)
Expiring 04/30/19	JPMorgan Chase	BRL	1,888	543,150	535,614	(7,536)
British Pound,
Expiring 01/26/18	Citigroup Global Markets	GBP	2,854	3,775,800	3,800,854	25,054
Expiring 01/26/18	UBS AG	GBP	880	1,172,000	1,172,266	266
Canadian Dollar,
Expiring 01/12/18	Barclays Capital Group	CAD	1,963	1,571,582	1,522,535	(49,047)
Expiring 01/12/18	Barclays Capital Group	CAD	1,960	1,571,582	1,520,097	(51,485)
Expiring 01/12/18	Citigroup Global Markets	CAD	2,545	2,038,238	1,973,879	(64,359)
Expiring 01/12/18	JPMorgan Chase	CAD	2,611	2,095,400	2,025,602	(69,798)
Expiring 01/12/18	JPMorgan Chase	CAD	663	524,500	513,945	(10,555)
Expiring 01/12/18	UBS AG	CAD	19,073	15,263,311	14,795,368	(467,943)
Expiring 01/12/18	UBS AG	CAD	1,599	1,273,512	1,240,732	(32,780)
Expiring 01/31/19	Citigroup Global Markets	CAD	4,291	3,334,000	3,339,686	5,686
Chinese Renminbi,
Expiring 11/30/18	Citigroup Global Markets	CNH	11,274	1,630,057	1,659,541	29,484
Expiring 11/30/18	JPMorgan Chase	CNH	2,601	375,000	382,810	7,810
Expiring 11/30/18	Morgan Stanley	CNH	703	94,000	103,409	9,409
Colombian Peso,
Expiring 12/18/17	Citigroup Global Markets	COP	7,645,811	2,607,890	2,501,801	(106,089)
Expiring 12/18/17	Citigroup Global Markets	COP	5,014,820	1,697,062	1,640,909	(56,153)
Czech Koruna,
Expiring 01/08/18	Hong Kong & Shanghai Bank	CZK	12,635	580,727	576,260	(4,467)
Expiring 01/08/18	UBS AG	CZK	78,858	3,612,098	3,596,610	(15,488)
Expiring 01/08/18	UBS AG	CZK	78,858	3,611,023	3,596,610	(14,413)
Expiring 01/24/18	Citigroup Global Markets	CZK	22,744	1,049,000	1,038,107	(10,893)
Danish Krone,
Expiring 01/22/18	Citigroup Global Markets	DKK	7,312	1,162,858	1,150,667	(12,191)

See Notes to Financial Statements.

Prudential Global Total Return Fund	59

Schedule of Investments (continued)

as of October 31, 2017

Forward foreign currency exchange contracts outstanding at October 31, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d):
Euro,
Expiring 01/26/18	BNP Paribas	EUR	401	$476,179	$469,560	$(6,619)
Expiring 01/26/18	Hong Kong & Shanghai Bank	EUR	1,327	1,574,900	1,553,647	(21,253)
Expiring 01/26/18	JPMorgan Chase	EUR	1,345	1,573,300	1,575,572	2,272
Expiring 01/31/18	Hong Kong & Shanghai Bank	EUR	435	514,078	509,214	(4,864)
Expiring 01/31/18	UBS AG	EUR	337	397,000	395,147	(1,853)
Expiring 01/31/18	UBS AG	EUR	268	317,000	313,922	(3,078)
Expiring 01/31/18	UBS AG	EUR	253	301,000	296,848	(4,152)
Expiring 02/28/18	BNP Paribas	EUR	2,270	2,740,060	2,663,503	(76,557)
Expiring 02/28/18	Citigroup Global Markets	EUR	1,359	1,606,132	1,594,133	(11,999)
Expiring 02/28/18	JPMorgan Chase	EUR	2,370	2,628,448	2,780,838	152,390
Expiring 02/28/20	BNP Paribas	EUR	5,554	6,285,740	6,853,435	567,695
Expiring 02/28/20	Morgan Stanley	EUR	4,574	5,300,808	5,644,150	343,342
Hungarian Forint,
Expiring 01/24/18	Goldman Sachs & Co.	HUF	1,969,201	7,560,472	7,399,988	(160,484)
Indian Rupee,
Expiring 11/03/17	Bank of America	INR	89,517	1,393,695	1,381,486	(12,209)
Expiring 11/03/17	Barclays Capital Group	INR	110,160	1,689,000	1,700,061	11,061
Expiring 11/03/17	Citigroup Global Markets	INR	704,624	10,967,512	10,874,225	(93,287)
Expiring 11/03/17	Citigroup Global Markets	INR	49,909	760,000	770,232	10,232
Expiring 11/03/17	UBS AG	INR	469,750	7,260,426	7,249,484	(10,942)
Expiring 01/30/18	Bank of America	INR	393,456	6,001,921	6,005,640	3,719
Expiring 01/30/18	Citigroup Global Markets	INR	277,846	4,228,947	4,240,991	12,044
Expiring 01/30/18	Morgan Stanley	INR	393,456	5,980,028	6,005,640	25,612
Indonesian Rupiah,
Expiring 11/16/17	Citigroup Global Markets	IDR	50,931,774	3,772,444	3,750,259	(22,185)
Expiring 11/16/17	Citigroup Global Markets	IDR	20,874,712	1,582,137	1,537,068	(45,069)
Expiring 11/30/17	Barclays Capital Group	IDR	14,487,145	1,062,808	1,065,466	2,658
Expiring 11/30/17	Morgan Stanley	IDR	63,799,176	4,821,400	4,692,151	(129,249)
Expiring 02/12/18	Morgan Stanley	IDR	70,142,090	5,126,184	5,119,811	(6,373)
Expiring 02/28/18	Barclays Capital Group	IDR	9,951,025	722,712	724,962	2,250
Japanese Yen,
Expiring 01/26/18	Barclays Capital Group	JPY	519,398	4,612,400	4,589,148	(23,252)
Expiring 01/26/18	Citigroup Global Markets	JPY	16,653,832	146,923,968	147,145,214	221,246
Expiring 01/26/18	Goldman Sachs & Co.	JPY	101,259	892,691	894,676	1,985
Expiring 01/26/18	JPMorgan Chase	JPY	32,673	288,484	288,682	198
Expiring 01/26/18	UBS AG	JPY	417,393	3,679,688	3,687,879	8,191
Expiring 01/26/18	UBS AG	JPY	108,304	957,404	956,920	(484)
Mexican Peso,
Expiring 11/10/17	Citigroup Global Markets	MXN	207,169	11,424,041	10,786,253	(637,788)
Expiring 11/10/17	Citigroup Global Markets	MXN	5,025	279,000	261,603	(17,397)

See Notes to Financial Statements.

60

Forward foreign currency exchange contracts outstanding at October 31, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d):
Mexican Peso, (cont’d.)
Expiring 11/10/17	Goldman Sachs & Co.	MXN	17,855	$983,300	$929,632	$(53,668)
Expiring 11/10/17	JPMorgan Chase	MXN	18,539	1,038,100	965,249	(72,851)
Expiring 03/27/18	Citigroup Global Markets	MXN	62,863	3,160,000	3,197,777	37,777
Expiring 01/31/19	Deutsche Bank AG	MXN	5,731	300,000	278,245	(21,755)
New Taiwanese Dollar,
Expiring 11/08/17	Barclays Capital Group	TWD	131,446	4,336,000	4,359,957	23,957
Expiring 11/08/17	Barclays Capital Group	TWD	66,207	2,180,000	2,196,022	16,022
Expiring 11/08/17	Citigroup Global Markets	TWD	29,777	986,000	987,687	1,687
Expiring 11/08/17	Citigroup Global Markets	TWD	24,682	830,500	818,698	(11,802)
Expiring 11/08/17	Citigroup Global Markets	TWD	23,306	773,000	773,040	40
Expiring 11/08/17	UBS AG	TWD	74,688	2,455,000	2,477,359	22,359
New Zealand Dollar,
Expiring 01/12/18	Barclays Capital Group	NZD	1,436	1,028,950	981,508	(47,442)
Expiring 01/12/18	UBS AG	NZD	4,526	3,147,049	3,093,386	(53,663)
Expiring 01/12/18	UBS AG	NZD	3,387	2,312,900	2,314,970	2,070
Expiring 01/12/18	UBS AG	NZD	1,432	1,028,950	978,844	(50,106)
Expiring 01/12/18	UBS AG	NZD	1,054	721,000	720,149	(851)
Norwegian Krone,
Expiring 01/24/18	Citigroup Global Markets	NOK	5,362	675,026	657,984	(17,042)
Philippine Peso,
Expiring 12/15/17	Citigroup Global Markets	PHP	86,027	1,676,293	1,661,579	(14,714)
Expiring 12/15/17	UBS AG	PHP	160,609	3,099,000	3,102,085	3,085
Expiring 12/15/17	UBS AG	PHP	79,703	1,566,187	1,539,432	(26,755)
Expiring 01/25/18	Citigroup Global Markets	PHP	200,444	3,926,233	3,861,811	(64,422)
Polish Zloty,
Expiring 01/24/18	Barclays Capital Group	PLN	11,586	3,224,380	3,184,759	(39,621)
Expiring 01/24/18	Morgan Stanley	PLN	3,767	1,049,000	1,035,592	(13,408)
Russian Ruble,
Expiring 11/17/17	Citigroup Global Markets	RUB	75,491	1,248,614	1,287,180	38,566
Expiring 11/17/17	Citigroup Global Markets	RUB	75,425	1,248,614	1,286,052	37,438
Expiring 11/17/17	Citigroup Global Markets	RUB	67,255	1,113,405	1,146,751	33,346
Expiring 01/12/18	JPMorgan Chase	RUB	716,002	12,155,709	12,087,657	(68,052)
Expiring 03/28/18	Morgan Stanley	RUB	28,497	452,000	476,057	24,057
Expiring 06/28/19	Barclays Capital Group	RUB	27,407	437,176	431,854	(5,322)
Singapore Dollar,
Expiring 11/13/17	Citigroup Global Markets	SGD	4,088	3,034,000	2,999,385	(34,615)
Expiring 11/13/17	Citigroup Global Markets	SGD	2,562	1,898,000	1,879,379	(18,621)
Expiring 11/13/17	Citigroup Global Markets	SGD	1,511	1,128,000	1,108,951	(19,049)
Expiring 11/13/17	UBS AG	SGD	6,090	4,509,150	4,468,309	(40,841)

See Notes to Financial Statements.

Prudential Global Total Return Fund	61

Schedule of Investments (continued)

as of October 31, 2017

Forward foreign currency exchange contracts outstanding at October 31, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d):
Singapore Dollar, (cont’d.)
Expiring 11/13/17	UBS AG	SGD	3,416	$2,542,950	$2,506,195	$(36,755)
Expiring 11/13/17	UBS AG	SGD	3,415	2,542,950	2,505,878	(37,072)
South African Rand,
Expiring 11/10/17	Citigroup Global Markets	ZAR	29,041	2,110,448	2,050,191	(60,257)
Expiring 12/15/17	Citigroup Global Markets	ZAR	83,824	6,078,700	5,881,632	(197,068)
Expiring 01/31/18	Citigroup Global Markets	ZAR	5,583	392,000	388,680	(3,320)
Expiring 11/30/18	Hong Kong & Shanghai Bank	ZAR	4,425	316,000	293,486	(22,514)
South Korean Won,
Expiring 11/17/17	Citigroup Global Markets	KRW	13,125,622	11,529,379	11,716,534	187,155
Expiring 11/17/17	JPMorgan Chase	KRW	3,975,565	3,526,000	3,548,772	22,772
Expiring 11/17/17	UBS AG	KRW	2,555,849	2,275,000	2,281,468	6,468
Expiring 01/31/18	BNP Paribas	KRW	297,011	264,000	265,275	1,275
Expiring 07/31/18	Morgan Stanley	KRW	356,400	324,000	318,925	(5,075)
Expiring 07/31/19	BNP Paribas	KRW	771,696	689,199	694,384	5,185
Expiring 07/31/19	Morgan Stanley	KRW	7,414,697	6,612,000	6,671,855	59,855
Swedish Krona,
Expiring 01/24/18	Citigroup Global Markets	SEK	30,652	3,672,754	3,681,750	8,996
Expiring 01/24/18	JPMorgan Chase	SEK	18,750	2,312,720	2,252,167	(60,553)
Thai Baht,
Expiring 11/10/17	Citigroup Global Markets	THB	91,721	2,764,000	2,761,060	(2,940)
Expiring 11/10/17	Citigroup Global Markets	THB	78,602	2,360,000	2,366,157	6,157
Turkish Lira,
Expiring 11/09/17	Goldman Sachs & Co.	TRY	2,531	724,100	665,418	(58,682)
Expiring 12/15/17	Hong Kong & Shanghai Bank	TRY	34,395	9,689,796	8,945,792	(744,004)
Expiring 01/31/18	Citigroup Global Markets	TRY	1,638	422,000	420,171	(1,829)
Expiring 11/30/18	BNP Paribas	TRY	982	254,000	230,408	(23,592)
Expiring 11/30/18	Citigroup Global Markets	TRY	3,526	878,163	827,363	(50,800)
Expiring 11/30/18	Credit Suisse First Boston Corp.	TRY	4,298	1,000,000	1,008,613	8,613

				$476,018,856	$473,243,395	(2,775,461)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 01/12/18	Barclays Capital Group	AUD	2,622	$2,049,400	$2,005,124	$44,276
Expiring 01/12/18	Barclays Capital Group	AUD	2,620	2,049,400	2,003,586	45,814
Expiring 01/12/18	Citigroup Global Markets	AUD	14,130	10,994,817	10,807,464	187,353

See Notes to Financial Statements.

62

Forward foreign currency exchange contracts outstanding at October 31, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d):
Australian Dollar, (cont’d.)
Expiring 01/12/18	Citigroup Global Markets	AUD	2,320	$1,784,900	$1,774,167	$10,733
Expiring 01/12/18	Citigroup Global Markets	AUD	2,137	1,672,000	1,634,619	37,381
Expiring 01/12/18	Citigroup Global Markets	AUD	2,045	1,574,900	1,564,403	10,497
Expiring 01/12/18	Citigroup Global Markets	AUD	1,971	1,528,214	1,507,620	20,594
Expiring 01/12/18	Citigroup Global Markets	AUD	1,970	1,528,214	1,507,058	21,156
Expiring 01/12/18	Citigroup Global Markets	AUD	1,581	1,228,050	1,209,239	18,811
Expiring 01/12/18	UBS AG	AUD	3,925	3,059,603	3,001,862	57,741
Expiring 01/12/18	UBS AG	AUD	2,045	1,574,900	1,564,293	10,607
Expiring 01/12/18	UBS AG	AUD	909	695,000	695,130	(130)
Brazilian Real,
Expiring 11/03/17	Barclays Capital Group	BRL	8,609	2,649,240	2,630,512	18,728
Expiring 11/03/17	Citigroup Global Markets	BRL	8,496	2,643,690	2,596,065	47,625
Expiring 11/03/17	Citigroup Global Markets	BRL	8,124	2,476,943	2,482,517	(5,574)
Expiring 11/03/17	Citigroup Global Markets	BRL	3,780	1,188,000	1,155,099	32,901
Expiring 11/20/17	Morgan Stanley	BRL	5,658	1,200,000	1,724,884	(524,884)
Expiring 01/31/18	UBS AG	BRL	2,036	615,000	615,091	(91)
Expiring 06/29/18	Credit Suisse First Boston Corp.	BRL	3,334	857,143	989,474	(132,331)
Expiring 06/29/18	Credit Suisse First Boston Corp.	BRL	2,927	813,000	868,550	(55,550)
Expiring 09/28/18	Morgan Stanley	BRL	6,902	1,980,000	2,024,953	(44,953)
Expiring 04/30/19	Hong Kong & Shanghai Bank	BRL	5,296	1,458,000	1,502,504	(44,504)
Expiring 09/30/19	JPMorgan Chase	BRL	8,232	2,357,000	2,276,842	80,158
British Pound,
Expiring 01/26/18	Citigroup Global Markets	GBP	5,836	7,754,663	7,772,722	(18,059)
Expiring 01/26/18	UBS AG	GBP	6,964	9,197,352	9,275,260	(77,908)
Expiring 01/26/18	UBS AG	GBP	5,836	7,756,152	7,772,723	(16,571)
Canadian Dollar,
Expiring 01/12/18	Barclays Capital Group	CAD	4,962	3,971,800	3,848,954	122,846
Expiring 01/12/18	Citigroup Global Markets	CAD	2,471	1,971,750	1,916,883	54,867
Expiring 01/12/18	Citigroup Global Markets	CAD	2,442	1,943,000	1,894,056	48,944
Expiring 01/12/18	Hong Kong & Shanghai Bank	CAD	2,470	1,971,750	1,916,088	55,662
Expiring 01/12/18	JPMorgan Chase	CAD	1,909	1,515,250	1,480,557	34,693
Expiring 01/12/18	JPMorgan Chase	CAD	1,902	1,515,250	1,475,465	39,785
Expiring 01/12/18	UBS AG	CAD	4,717	3,679,689	3,658,800	20,889
Expiring 01/12/18	UBS AG	CAD	2,981	2,312,900	2,312,245	655
Expiring 01/12/18	UBS AG	CAD	2,640	2,050,001	2,048,194	1,807
Expiring 01/12/18	UBS AG	CAD	452	358,000	350,956	7,044
Expiring 01/31/19	Morgan Stanley	CAD	2,621	2,106,173	2,039,585	66,588
Expiring 07/31/19	Hong Kong & Shanghai Bank	CAD	541	434,001	421,608	12,393

See Notes to Financial Statements.

Prudential Global Total Return Fund	63

Schedule of Investments (continued)

as of October 31, 2017

Forward foreign currency exchange contracts outstanding at October 31, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d):
Chilean Peso,
Expiring 01/17/18	Barclays Capital Group	CLP	616,336	$978,000	$967,347	$10,653
Expiring 01/17/18	Citigroup Global Markets	CLP	1,003,745	1,592,690	1,575,392	17,298
Chinese Renminbi,
Expiring 01/26/18	Citigroup Global Markets	CNH	19,225	2,876,592	2,881,269	(4,677)
Expiring 11/30/18	Hong Kong & Shanghai Bank	CNH	15,240	2,156,000	2,243,268	(87,268)
Colombian Peso,
Expiring 12/18/17	Barclays Capital Group	COP	5,309,237	1,797,000	1,737,246	59,754
Expiring 12/18/17	Citigroup Global Markets	COP	7,846,473	2,643,690	2,567,460	76,230
Czech Koruna,
Expiring 01/08/18	Citigroup Global Markets	CZK	44,730	2,039,000	2,040,080	(1,080)
Euro,
Expiring 01/26/18	Citigroup Global Markets	EUR	31,611	37,518,041	37,016,212	501,829
Expiring 01/26/18	Citigroup Global Markets	EUR	3,153	3,672,753	3,692,375	(19,622)
Expiring 01/26/18	Citigroup Global Markets	EUR	2,282	2,656,368	2,671,895	(15,527)
Expiring 01/26/18	Citigroup Global Markets	EUR	2,282	2,662,539	2,671,894	(9,355)
Expiring 01/26/18	Citigroup Global Markets	EUR	425	496,977	497,673	(696)
Expiring 01/26/18	UBS AG	EUR	31,611	37,527,398	37,016,212	511,186
Expiring 01/26/18	UBS AG	EUR	1,790	2,096,189	2,096,579	(390)
Expiring 01/26/18	UBS AG	EUR	629	732,000	736,287	(4,287)
Expiring 01/31/18	Citigroup Global Markets	EUR	287	335,000	335,680	(680)
Expiring 02/28/18	BNP Paribas	EUR	5,554	5,973,327	6,516,783	(543,456)
Expiring 02/28/20	BNP Paribas	EUR	9,958	12,566,001	12,287,812	278,189
Hong Kong Dollar,
Expiring 11/10/17	Hong Kong & Shanghai Bank	HKD	5,151	659,871	660,353	(482)
Indian Rupee,
Expiring 11/03/17	Bank of America	INR	393,456	6,061,561	6,074,546	(12,985)
Expiring 11/03/17	Citigroup Global Markets	INR	277,846	4,270,611	4,287,902	(17,291)
Expiring 11/03/17	Citigroup Global Markets	INR	199,692	3,096,000	3,081,778	14,222
Expiring 11/03/17	Citigroup Global Markets	INR	159,510	2,477,000	2,461,665	15,335
Expiring 11/03/17	Morgan Stanley	INR	393,456	6,040,159	6,072,071	(31,912)
Indonesian Rupiah,
Expiring 11/30/17	JPMorgan Chase	IDR	35,244,945	2,661,000	2,592,112	68,888
Expiring 11/30/17	Morgan Stanley	IDR	43,041,375	2,925,000	3,165,505	(240,505)
Expiring 02/28/18	BNP Paribas	IDR	9,951,025	707,000	724,962	(17,962)
Israeli Shekel,
Expiring 01/24/18	Citigroup Global Markets	ILS	9,339	2,668,545	2,660,165	8,380
Expiring 01/24/18	Citigroup Global Markets	ILS	9,256	2,649,240	2,636,525	12,715

See Notes to Financial Statements.

64

Forward foreign currency exchange contracts outstanding at October 31, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d):
Japanese Yen,
Expiring 12/29/17	Citigroup Global Markets	JPY	359,548	$3,247,795	$3,172,275	$75,520
Expiring 01/26/18	Barclays Capital Group	JPY	418,502	3,697,043	3,697,678	(635)
Expiring 01/26/18	Citigroup Global Markets	JPY	237,576	2,099,866	2,099,106	760
Expiring 01/26/18	UBS AG	JPY	118,307	1,043,000	1,045,306	(2,306)
Expiring 01/31/18	Citigroup Global Markets	JPY	41,248	366,000	364,543	1,457
Expiring 01/31/18	UBS AG	JPY	46,337	409,000	409,517	(517)
Expiring 01/31/18	UBS AG	JPY	43,434	384,000	383,858	142
Expiring 06/28/19	Bank of America	JPY	117,369	1,070,710	1,073,822	(3,112)
Malaysian Ringgit,
Expiring 12/13/17	Barclays Capital Group	MYR	2,933	697,254	691,533	5,721
Mexican Peso,
Expiring 11/10/17	Citigroup Global Markets	MXN	22,525	1,253,032	1,172,756	80,276
Expiring 11/10/17	JPMorgan Chase	MXN	33,515	1,758,000	1,744,946	13,054
Expiring 11/10/17	UBS AG	MXN	17,081	885,000	889,303	(4,303)
Expiring 01/31/18	UBS AG	MXN	5,462	279,000	280,258	(1,258)
Expiring 01/31/19	Morgan Stanley	MXN	42,503	1,834,000	2,063,698	(229,698)
Expiring 03/29/19	Barclays Capital Group	MXN	4,369	210,240	210,549	(309)
Expiring 03/29/19	JPMorgan Chase	MXN	40,651	1,959,387	1,959,001	386
Expiring 03/29/19	JPMorgan Chase	MXN	26,510	1,262,000	1,277,545	(15,545)
New Taiwanese Dollar,
Expiring 11/08/17	Bank of America	TWD	29,101	966,954	965,241	1,713
Expiring 11/08/17	Barclays Capital Group	TWD	42,744	1,417,000	1,417,779	(779)
Expiring 11/08/17	Citigroup Global Markets	TWD	337,348	11,177,853	11,189,561	(11,708)
Expiring 11/08/17	Citigroup Global Markets	TWD	45,165	1,492,080	1,498,097	(6,017)
Expiring 11/08/17	UBS AG	TWD	100,203	3,343,000	3,323,659	19,341
New Zealand Dollar,
Expiring 01/12/18	Barclays Capital Group	NZD	11,839	8,377,621	8,091,072	286,549
Expiring 01/12/18	Citigroup Global Markets	NZD	2,888	2,038,238	1,973,612	64,626
Expiring 01/12/18	JPMorgan Chase	NZD	4,316	2,966,363	2,949,794	16,569
Expiring 01/12/18	JPMorgan Chase	NZD	2,990	2,093,288	2,043,229	50,059
Expiring 01/12/18	JPMorgan Chase	NZD	2,984	2,093,289	2,039,266	54,023
Norwegian Krone,
Expiring 01/24/18	Bank of America	NOK	4,940	621,000	606,229	14,771
Expiring 01/24/18	Barclays Capital Group	NOK	6,234	784,983	765,017	19,966
Expiring 01/24/18	UBS AG	NOK	6,220	784,983	763,257	21,726
Expiring 01/24/18	UBS AG	NOK	4,946	621,000	606,859	14,141
Expiring 01/24/18	UBS AG	NOK	3,715	455,000	455,835	(835)
Peruvian Nuevo Sol,
Expiring 01/12/18	Citigroup Global Markets	PEN	16,822	5,122,557	5,156,887	(34,330)

See Notes to Financial Statements.

Prudential Global Total Return Fund	65

Schedule of Investments (continued)

as of October 31, 2017

Forward foreign currency exchange contracts outstanding at October 31, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d):
Philippine Peso,
Expiring 12/15/17	Barclays Capital Group	PHP	148,830	$2,904,000	$2,874,583	$29,417
Expiring 12/15/17	Citigroup Global Markets	PHP	21,839	427,000	421,809	5,191
Expiring 12/15/17	UBS AG	PHP	160,947	3,123,000	3,108,616	14,384
Polish Zloty,
Expiring 01/24/18	Citigroup Global Markets	PLN	9,690	2,649,546	2,663,681	(14,135)
Russian Ruble,
Expiring 11/17/17	Citigroup Global Markets	RUB	72,766	1,254,000	1,240,722	13,278
Expiring 01/12/18	Barclays Capital Group	RUB	252,555	4,308,711	4,263,676	45,035
Expiring 01/12/18	Barclays Capital Group	RUB	128,503	2,171,025	2,169,408	1,617
Expiring 01/12/18	Barclays Capital Group	RUB	127,936	2,171,025	2,159,842	11,183
Expiring 06/28/19	Morgan Stanley	RUB	145,904	2,166,000	2,298,999	(132,999)
Singapore Dollar,
Expiring 11/13/17	Citigroup Global Markets	SGD	6,112	4,509,150	4,484,023	25,127
Expiring 11/13/17	Citigroup Global Markets	SGD	4,975	3,656,000	3,649,852	6,148
Expiring 11/13/17	Morgan Stanley	SGD	12,673	9,308,940	9,297,842	11,098
Expiring 11/13/17	UBS AG	SGD	4,191	3,087,976	3,074,953	13,023
Expiring 11/13/17	UBS AG	SGD	3,498	2,577,593	2,566,095	11,498
Expiring 11/13/17	UBS AG	SGD	498	367,000	365,524	1,476
South African Rand,
Expiring 11/10/17	Credit Suisse First Boston Corp.	ZAR	14,269	740,000	1,007,329	(267,329)
Expiring 11/10/17	Credit Suisse First Boston Corp.	ZAR	7,157	450,000	505,282	(55,282)
Expiring 12/15/17	UBS AG	ZAR	49,234	3,667,275	3,454,570	212,705
Expiring 12/15/17	UBS AG	ZAR	49,234	3,667,275	3,454,570	212,705
Expiring 01/31/18	UBS AG	ZAR	8,236	572,000	573,411	(1,411)
Expiring 01/31/18	UBS AG	ZAR	6,372	449,000	443,604	5,396
Expiring 11/30/18	Credit Suisse First Boston Corp.	ZAR	12,230	781,000	811,247	(30,247)
Expiring 06/28/19	Hong Kong & Shanghai Bank	ZAR	28,706	1,986,000	1,840,436	145,564
South Korean Won,
Expiring 11/17/17	Citigroup Global Markets	KRW	2,422,805	2,132,000	2,162,707	(30,707)
Expiring 11/17/17	Citigroup Global Markets	KRW	2,030,638	1,784,000	1,812,641	(28,641)
Expiring 11/17/17	Citigroup Global Markets	KRW	405,188	354,000	361,690	(7,690)
Expiring 07/31/18	Bank of America	KRW	666,678	585,576	596,578	(11,002)
Expiring 04/30/19	JPMorgan Chase	KRW	637,750	568,000	573,022	(5,022)
Expiring 05/31/19	Morgan Stanley	KRW	1,326,000	1,200,000	1,192,002	7,998
Expiring 07/31/19	Deutsche Bank AG	KRW	5,155,997	4,618,000	4,639,443	(21,443)
Swedish Krona,
Expiring 01/24/18	Barclays Capital Group	SEK	6,368	784,983	764,877	20,106
Expiring 01/24/18	Citigroup Global Markets	SEK	10,543	1,265,000	1,266,360	(1,360)
Expiring 01/24/18	Hong Kong & Shanghai Bank	SEK	6,725	827,250	807,730	19,520

See Notes to Financial Statements.

66

Forward foreign currency exchange contracts outstanding at October 31, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d):
Swedish Krona, (cont’d.)
Expiring 01/24/18	UBS AG	SEK	6,709	$827,250	$805,819	$21,431
Expiring 01/24/18	UBS AG	SEK	6,351	784,983	762,909	22,074
Swiss Franc,
Expiring 01/26/18	Bank of America	CHF	7,900	8,022,974	7,968,061	54,913
Expiring 01/26/18	Bank of America	CHF	7,900	8,022,973	7,968,060	54,913
Expiring 01/26/18	Citigroup Global Markets	CHF	3,742	3,775,800	3,774,057	1,743
Expiring 01/26/18	UBS AG	CHF	15,799	16,022,921	15,936,121	86,800
Expiring 01/26/18	UBS AG	CHF	585	590,000	589,675	325
Thai Baht,
Expiring 11/10/17	Citigroup Global Markets	THB	7,859	236,458	236,570	(112)
Turkish Lira,
Expiring 11/09/17	Credit Suisse First Boston Corp.	TRY	1,532	420,000	402,822	17,178
Expiring 11/09/17	Credit Suisse First Boston Corp.	TRY	1,475	425,000	387,728	37,272
Expiring 12/15/17	Citigroup Global Markets	TRY	1,867	522,000	485,687	36,313
Expiring 12/15/17	UBS AG	TRY	9,971	2,643,690	2,593,396	50,294
Expiring 12/15/17	UBS AG	TRY	3,696	965,000	961,402	3,598
Expiring 12/15/17	UBS AG	TRY	2,400	659,000	624,139	34,861
Expiring 01/31/18	UBS AG	TRY	2,279	582,000	584,509	(2,509)
Expiring 01/31/18	UBS AG	TRY	1,943	497,000	498,348	(1,348)
Expiring 01/31/18	UBS AG	TRY	1,719	447,000	440,926	6,074
Expiring 11/30/18	BNP Paribas	TRY	10,110	2,247,366	2,372,516	(125,150)
Expiring 11/30/18	BNP Paribas	TRY	2,664	727,000	625,268	101,732
Expiring 04/30/19	BNP Paribas	TRY	4,751	1,093,706	1,070,044	23,662
Expiring 04/30/19	BNP Paribas	TRY	914	210,237	205,750	4,487
Expiring 08/29/19	BNP Paribas	TRY	9,857	2,392,000	2,145,483	246,517

				$441,087,916	$439,021,702	2,066,214

						$(709,247)

Cross currency exchange contracts outstanding at October 31, 2017:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
12/29/17	Buy	AUD	955	JPY	75,302	$66,130	Morgan Stanley
12/29/17	Buy	JPY	393,481	AUD	4,777	(182,431)	BNP Paribas

See Notes to Financial Statements.

Prudential Global Total Return Fund	67

Schedule of Investments (continued)

as of October 31, 2017

Cross currency exchange contracts outstanding at October 31, 2017 (continued):

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts (cont’d):
01/12/18	Buy	EUR	1,127	CAD	1,698	$1,672	Barclays Capital Group
01/12/18	Buy	EUR	3,362	NZD	5,748	4,473	Citigroup Global Markets
01/12/18	Buy	EUR	2,269	AUD	3,465	4,923	Citigroup Global Markets
01/12/18	Buy	EUR	1,127	CAD	1,699	1,016	Barclays Capital Group
01/26/18	Buy	CHF	5,243	EUR	4,534	(21,116)	UBS AG
01/26/18	Buy	EUR	1,808	CHF	2,096	2,861	Barclays Capital Group
01/26/18	Buy	JPY	418,645	EUR	3,149	11,083	Barclays Capital Group
01/26/18	Buy	JPY	484,496	EUR	3,673	(19,999)	Citigroup Global Markets
04/06/18	Buy	BRL	5,262	EUR	1,449	(126,343)	Citigroup Global Markets
04/06/18	Buy	ZAR	8,260	EUR	519	(41,166)	Goldman Sachs & Co.
04/27/18	Buy	JPY	409,288	AUD	4,684	54,264	BNP Paribas
04/27/18	Buy	AUD	3,867	JPY	315,857	150,939	BNP Paribas
06/29/18	Buy	EUR	886	TRY	3,420	208,783	Credit Suisse First Boston Corp.
06/29/18	Buy	TRY	4,928	EUR	1,094	(83,952)	Credit Suisse First Boston Corp.
06/29/18	Buy	TRY	2,583	EUR	582	(54,233)	BNP Paribas
09/28/18	Buy	EUR	991	ZAR	15,544	137,628	BNP Paribas
04/30/19	Buy	EUR	2,559	TRY	12,437	290,317	BNP Paribas
06/28/19	Buy	AUD	1,120	JPY	94,696	(11,404)	BNP Paribas

						$393,445

Credit default swap agreements outstanding at October 31, 2017:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2)^:
Ameriquest Home Equity	11/30/17	1.500%(M)	170	$219	$—	$219	Goldman Sachs & Co.
Banc of America Commercial Mortgage Trust	11/29/17	1.500%(M)	28	37	—	37	Goldman Sachs & Co.
Bank of America Prime Mortgage	11/30/17	1.500%(M)	574	741	—	741	Goldman Sachs & Co.
Battalion CLO Ltd.	11/06/17	1.000%(M)	78	86	—	86	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities Trust	11/30/17	1.500%(M)	327	422	—	422	Goldman Sachs & Co.
CBASS Home Equity	11/30/17	1.500%(M)	282	47	—	47	Goldman Sachs & Co.

See Notes to Financial Statements.

68

Credit default swap agreements outstanding at October 31, 2017 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2)^ (cont’d):
Chase Mortgage	11/30/17	1.500%(M)	125	$162	$—	$162	Goldman Sachs & Co.
Chase Mortgage	11/30/17	1.500%(M)	80	13	—	13	Goldman Sachs & Co.
Chase Mortgage	11/30/17	1.500%(M)	282	47	—	47	Goldman Sachs & Co.
Chase Mortgage	11/30/17	1.500%(M)	417	538	—	538	Goldman Sachs & Co.
Chase Mortgage	11/30/17	1.500%(M)	350	451	—	451	Goldman Sachs & Co.
COMM Mortgage Trust	11/29/17	1.500%(M)	196	261	—	261	Goldman Sachs & Co.
COMM Mortgage Trust	11/29/17	1.500%(M)	35	47	—	47	Goldman Sachs & Co.
COMM Mortgage Trust	11/29/17	1.500%(M)	37	49	—	49	Goldman Sachs & Co.
COMM Mortgage Trust	11/29/17	1.500%(M)	179	238	—	238	Goldman Sachs & Co.
COMM Mortgage Trust	11/29/17	1.500%(M)	33	44	—	44	Goldman Sachs & Co.
COMM Mortgage Trust	11/29/17	1.500%(M)	29	39	—	39	Goldman Sachs & Co.
COMM Mortgage Trust	11/29/17	1.500%(M)	47	63	—	63	Goldman Sachs & Co.
Commercial Mortgage Pass Through Certificate	11/29/17	1.500%(M)	47	63	—	63	Goldman Sachs & Co.
Connecticut Avenue Securities	11/30/17	1.500%(M)	237	306	—	306	Goldman Sachs & Co.
Connecticut Avenue Securities	11/30/17	1.500%(M)	148	191	—	191	Goldman Sachs & Co.
Countrywide Home Equity	11/30/17	1.500%(M)	619	103	—	103	Goldman Sachs & Co.
Ellington CLO 1 Ltd.	11/06/17	1.000%(M)	75	83	—	83	Goldman Sachs & Co.
Equity One Home Equity	11/30/17	1.500%(M)	80	104	—	104	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	11/29/17	1.500%(M)	60	80	—	80	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	11/29/17	1.500%(M)	136	181	—	181	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	11/29/17	1.500%(M)	119	159	—	159	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	11/29/17	1.500%(M)	59	79	—	79	Goldman Sachs & Co.
Flatiron CLO Ltd.	11/06/17	1.000%(M)	188	207	—	207	Goldman Sachs & Co.
Flatiron CLO Ltd.	11/06/17	1.000%(M)	147	161	—	161	Goldman Sachs & Co.
GS Mortgage Securities Trust	11/29/17	1.500%(M)	203	270	—	270	Goldman Sachs & Co.
GS Mortgage Securities Trust	11/29/17	1.500%(M)	81	108	—	108	Goldman Sachs & Co.
GS Mortgage Securities Trust	11/29/17	1.500%(M)	39	52	—	52	Goldman Sachs & Co.

See Notes to Financial Statements.

Prudential Global Total Return Fund	69

Schedule of Investments (continued)

as of October 31, 2017

Credit default swap agreements outstanding at October 31, 2017 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2)^ (cont’d):
GS Mortgage Securities Trust	11/29/17	1.500%(M)	36	$48	$—	$48	Goldman Sachs & Co.
GS Mortgage Securities Trust	11/29/17	1.500%(M)	46	61	—	61	Goldman Sachs & Co.
GS Mortgage Securities Trust	11/29/17	1.500%(M)	169	225	—	225	Goldman Sachs & Co.
GS Mortgage Securities Trust	11/29/17	1.500%(M)	166	221	—	221	Goldman Sachs & Co.
GSAMP Home Equity	11/30/17	1.500%(M)	125	162	—	162	Goldman Sachs & Co.
GSO	11/06/17	1.000%(M)	95	90	—	90	Goldman Sachs & Co.
Guggenheim Investment Partners	11/06/17	1.000%(M)	300	283	—	283	Goldman Sachs & Co.
Harbourview CLO	11/06/17	1.000%(M)	110	104	—	104	Goldman Sachs & Co.
IndyMac Subprime Mortgage	11/30/17	1.500%(M)	103	133	—	133	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	11/29/17	1.500%(M)	101	135	—	135	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	11/29/17	1.500%(M)	29	39	—	39	Goldman Sachs & Co.
Lehman Home Equity	11/30/17	1.500%(M)	282	364	—	364	Goldman Sachs & Co.
Lehman Home Equity	11/30/17	1.500%(M)	327	422	—	422	Goldman Sachs & Co.
LNR CDO Ltd.	11/10/17	1.500%(M)	779	1,038	—	1,038	Goldman Sachs & Co.
Longfellow Place CLO Ltd.	11/06/17	1.000%(M)	159	150	—	150	Goldman Sachs & Co.
Morgan Stanley BAML Trust	11/29/17	1.500%(M)	244	325	—	325	Goldman Sachs & Co.
Morgan Stanley BAML Trust	11/29/17	1.500%(M)	36	48	—	48	Goldman Sachs & Co.
Morgan Stanley BAML Trust	11/29/17	1.500%(M)	43	57	—	57	Goldman Sachs & Co.
Morgan Stanley BAML Trust	11/29/17	1.500%(M)	48	64	—	64	Goldman Sachs & Co.
Morgan Stanley BAML Trust	11/29/17	1.500%(M)	37	49	—	49	Goldman Sachs & Co.
Morgan Stanley Home Equity	11/30/17	1.500%(M)	103	133	—	133	Goldman Sachs & Co.
Morgan Stanley Home Equity	11/30/17	1.500%(M)	80	104	—	104	Goldman Sachs & Co.

See Notes to Financial Statements.

70

Credit default swap agreements outstanding at October 31, 2017 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2)^ (cont’d):
New Century Home Equity	11/30/17	1.500%(M)	215	$277	$—	$277	Goldman Sachs & Co.
New Century Home Equity	11/30/17	1.500%(M)	148	191	—	191	Goldman Sachs & Co.
New Century Home Equity	11/30/17	1.500%(M)	170	219	—	219	Goldman Sachs & Co.
North End CLO Ltd.	11/06/17	1.000%(M)	146	138	—	138	Goldman Sachs & Co.
ONEX	11/06/17	1.000%(M)	158	119	—	119	Goldman Sachs & Co.
Option One Home Equity	11/30/17	1.500%(M)	170	219	—	219	Goldman Sachs & Co.
Option One Home Equity	11/30/17	1.500%(M)	125	21	—	21	Goldman Sachs & Co.
Option One Home Equity	11/30/17	1.500%(M)	148	191	—	191	Goldman Sachs & Co.
Option One Home Equity	11/30/17	1.500%(M)	507	654	—	654	Goldman Sachs & Co.
PineBridge Investments	11/06/17	1.000%(M)	79	74	—	74	Goldman Sachs & Co.
Sankaty	11/06/17	1.000%(M)	266	251	—	251	Goldman Sachs & Co.
Shenkman Capital	11/06/17	1.000%(M)	102	96	—	96	Goldman Sachs & Co.
Soundview Home Equity Loan Trust	11/30/17	1.500%(M)	394	509	—	509	Goldman Sachs & Co.
Stamford Street CLO Ltd.	11/06/17	1.000%(M)	85	80	—	80	Goldman Sachs & Co.
Structured Agency Credit Risk	11/30/17	1.500%(M)	305	393	—	393	Goldman Sachs & Co.
Structured Agency Credit Risk	11/30/17	1.500%(M)	215	277	—	277	Goldman Sachs & Co.
Venture CDO Ltd.	11/06/17	1.000%(M)	136	128	—	128	Goldman Sachs & Co.
Venture CDO Ltd.	11/06/17	1.000%(M)	123	130	—	130	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust	11/29/17	1.500%(M)	23	31	—	31	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust	11/29/17	1.500%(M)	35	47	—	47	Goldman Sachs & Co.
Wood Street CLO BV	11/06/17	1.000%(M)	113	106	—	106	Goldman Sachs & Co.
Z Capital Credit Partners CLO	11/06/17	1.000%(M)	131	124	—	124	Goldman Sachs & Co.

				$14,181	$—	$14,181

See Notes to Financial Statements.

Prudential Global Total Return Fund	71

Schedule of Investments (continued)

as of October 31, 2017

Credit default swap agreements outstanding at October 31, 2017 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues—Buy Protection(1):
Assured Guaranty Corp.	09/20/20	5.000%(Q)	300	1.277%	$(32,791)	$(16,608)	$(16,183)	Credit Suisse First Boston Corp.
Bank of China Ltd.	06/20/21	1.000%(Q)	1,900	0.446%	(39,332)	42,740	(82,072)	Deutsche Bank AG
China Development Bank Corp.	06/20/21	1.000%(Q)	1,900	0.404%	(42,174)	26,990	(69,164)	Deutsche Bank AG
Kingdom of Spain	06/20/19	1.000%(Q)	700	0.191%	(10,034)	(2,988)	(7,046)	Deutsche Bank AG
Republic of Argentina	06/20/18	5.000%(Q)	3,000	0.568%	(102,359)	(128,658)	26,299	BNP Paribas
Republic of Ireland	06/20/19	1.000%(Q)	700	0.077%	(11,344)	(10,231)	(1,113)	Deutsche Bank AG
Republic of Italy	06/20/19	1.000%(Q)	900	0.300%	(11,290)	5,740	(17,030)	Deutsche Bank AG
Republic of Korea	06/20/18	1.000%(Q)	10,000	0.484%	(44,602)	(84,386)	39,784	Barclays Capital Group
Republic of Portugal	06/20/19	1.000%(Q)	400	0.305%	(4,983)	12,674	(17,657)	Deutsche Bank AG
Republic of Venezuela	06/20/22	1.000%(Q)	330	63.486%	227,434	209,550	17,884	Citigroup Global Markets

					$(71,475)	$54,823	$(126,298)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues—Sell Protection(2):
Federation of Malaysia	12/20/19	1.000%(Q)	2,000	0.246%	$34,228	$16,516	$17,712	Barclays Capital Group
Federation of Malaysia	12/20/19	1.000%(Q)	2,000	0.246%	34,228	16,034	18,194	Hong Kong & Shanghai Bank

See Notes to Financial Statements.

72

Credit default swap agreements outstanding at October 31, 2017 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues—Sell Protection(2) (cont’d):
Generalitat de Cataluna	12/20/22	1.000%(Q)	2,960	4.093%	$(383,040)	$(441,383)	$58,343	Citigroup Global Markets
Hellenic Republic	06/20/22	1.000%(Q)	410	4.638%	(57,874)	(70,771)	12,897	Citigroup Global Markets
Hellenic Republic	06/20/22	1.000%(Q)	200	4.638%	(28,231)	(35,500)	7,269	Goldman Sachs & Co.
Hellenic Republic	06/20/24	1.000%(Q)	1,000	4.716%	(188,612)	(216,250)	27,638	Barclays Capital Group
Kingdom of Belgium	12/20/24	1.000%(Q)	3,500	0.271%	173,737	20,902	152,835	Hong Kong & Shanghai Bank
Kingdom of Belgium	06/20/26	1.000%(Q)	4,000	0.342%	211,610	102,240	109,370	Barclays Capital Group
Kingdom of Belgium	03/20/20	1.000%(Q)	3,000	0.054%	70,464	(14,500)	84,964	JPMorgan Chase
Kingdom of Denmark	06/20/26	0.250%(Q)	1,000	0.290%	(2,821)	(16,628)	13,807	Goldman Sachs & Co.
Kingdom of Saudi Arabia	12/20/21	1.000%(Q)	1,900	0.622%	30,797	(38,725)	69,522	Barclays Capital Group
Kingdom of Spain	06/20/21	1.000%(Q)	700	0.328%	17,433	(7,646)	25,079	Deutsche Bank AG
Kingdom of Spain	09/20/21	1.000%(Q)	1,500	0.345%	38,692	18,280	20,412	Hong Kong & Shanghai Bank
Kingdom of Spain	09/20/20	1.000%(Q)	2,500	0.436%	42,777	916	41,861	Barclays Capital Group
Kingdom of Spain	06/20/24	1.000%(Q)	700	0.560%	19,777	(25,398)	45,175	Deutsche Bank AG
Kingdom of Sweden	06/20/26	0.250%(Q)	1,000	0.294%	(3,190)	(15,719)	12,529	Goldman Sachs & Co.

See Notes to Financial Statements.

Prudential Global Total Return Fund	73

Schedule of Investments (continued)

as of October 31, 2017

Credit default swap agreements outstanding at October 31, 2017 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues—Sell Protection(2) (cont’d):
Kingdom of Thailand	12/20/21	1.000%(Q)	2,100	0.370%	$55,243	$3,012	$52,231	Barclays Capital Group
Oriental Republic of Uruguay	06/20/20	1.000%(Q)	4,250	1.064%	(2,008)	(27,517)	25,509	Citigroup Global Markets
Oriental Republic of Uruguay	06/20/21	1.000%(Q)	400	1.264%	(3,199)	(5,623)	2,424	Citigroup Global Markets
People’s Republic of China	12/20/19	1.000%(Q)	2,000	0.206%	35,900	20,407	15,493	Citigroup Global Markets
People’s Republic of China	12/20/19	1.000%(Q)	1,000	0.206%	17,950	10,204	7,746	Hong Kong & Shanghai Bank
People’s Republic of China	06/20/21	1.000%(Q)	4,000	0.354%	95,895	(45,657)	141,552	Deutsche Bank AG
People’s Republic of China	12/20/21	1.000%(Q)	1,600	0.401%	40,097	(5,233)	45,330	Citigroup Global Markets
People’s Republic of China	12/20/21	1.000%(Q)	1,500	0.401%	37,591	(4,230)	41,821	Barclays Capital Group
People’s Republic of China	03/20/22	1.000%(Q)	1,000	0.436%	24,928	(17,211)	42,139	Deutsche Bank AG
People’s Republic of China	03/20/22	1.000%(Q)	2,000	0.436%	49,856	(21,992)	71,848	Goldman Sachs & Co.
People’s Republic of China	06/20/19	1.000%(Q)	650	0.176%	9,475	603	8,872	Hong Kong & Shanghai Bank
Petroleo Brasileiro SA	06/20/18	1.000%(Q)	2,300	0.420%	11,198	(102,865)	114,063	Barclays Capital Group
Petroleos Mexicanos	09/20/21	1.000%(Q)	2,500	1.256%	(20,781)	(70,059)	49,278	Goldman Sachs & Co.

See Notes to Financial Statements.

74

Credit default swap agreements outstanding at October 31, 2017 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues—Sell Protection(2) (cont’d):
Republic of Brazil	09/20/18	1.000%(Q)	1,000	0.474%	$5,841	$(44,239)	$50,080	Barclays Capital Group
Republic of Brazil	03/20/18	1.000%(Q)	1,500	0.428%	5,066	(17,514)	22,580	Deutsche Bank AG
Republic of Chile	12/20/21	1.000%(Q)	2,500	0.372%	65,734	2,887	62,847	Deutsche Bank AG
Republic of Colombia	12/20/21	1.000%(Q)	2,000	0.824%	16,269	(41,036)	57,305	Hong Kong & Shanghai Bank
Republic of Colombia	12/20/26	1.000%(Q)	1,000	1.929%	(70,863)	(91,189)	20,326	Citigroup Global Markets
Republic of France	12/20/19	0.250%(Q)	7,000	0.069%	28,818	(107,630)	136,448	Hong Kong & Shanghai Bank
Republic of France	12/20/19	0.250%(Q)	2,500	0.069%	10,292	(15,171)	25,463	Goldman Sachs & Co.
Republic of France	03/20/19	0.250%(Q)	1,200	0.039%	3,843	(14,962)	18,805	Deutsche Bank AG
Republic of France	03/20/20	0.250%(Q)	3,000	0.057%	14,521	(188,678)	203,199	JPMorgan Chase
Republic of Hungary	06/20/22	1.000%(Q)	3,550	0.835%	29,987	(22,288)	52,275	Citigroup Global Markets
Republic of Indonesia	09/20/18	1.000%(Q)	2,200	0.198%	18,260	(122,244)	140,504	Deutsche Bank AG
Republic of Indonesia	12/20/18	1.000%(Q)	1,200	0.198%	12,336	(70,888)	83,224	Goldman Sachs & Co.
Republic of Ireland	06/20/21	1.000%(Q)	700	0.153%	21,837	3,082	18,755	Deutsche Bank AG
Republic of Ireland	06/20/23	1.000%(Q)	4,080	0.357%	144,794	48,193	96,601	Goldman Sachs & Co.
Republic of Ireland	06/20/24	1.000%(Q)	4,000	0.421%	148,010	86,119	61,891	JPMorgan Chase

See Notes to Financial Statements.

Prudential Global Total Return Fund	75

Schedule of Investments (continued)

as of October 31, 2017

Credit default swap agreements outstanding at October 31, 2017 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues—Sell Protection(2) (cont’d):
Republic of Ireland	12/20/26	1.000%(Q)	2,000	0.564%	$73,556	$5,096	$68,460	Goldman Sachs & Co.
Republic of Ireland	12/20/26	1.000%(Q)	3,100	0.564%	114,012	(2,638)	116,650	JPMorgan Chase
Republic of Ireland	06/20/27	1.000%(Q)	2,800	0.586%	102,345	70,830	31,515	Morgan Stanley
Republic of Ireland	06/20/24	1.000%(Q)	700	0.309%	30,869	(8,907)	39,776	Deutsche Bank AG
Republic of Ireland	06/20/18	1.000%(Q)	2,000	0.044%	14,564	(81,677)	96,241	Hong Kong & Shanghai Bank
Republic of Italy	06/20/20	1.000%(Q)	6,000	0.792%	39,143	(14,463)	53,606	Hong Kong & Shanghai Bank
Republic of Italy	09/20/20	1.000%(Q)	1,500	0.852%	7,973	(13,249)	21,222	Barclays Capital Group
Republic of Italy	03/20/22	1.000%(Q)	3,000	1.131%	(12,755)	(108,435)	95,680	JPMorgan Chase
Republic of Italy	06/20/26	1.000%(Q)	5,000	1.720%	(256,363)	(371,094)	114,731	BNP Paribas
Republic of Italy	12/20/26	1.000%(Q)	400	1.759%	(22,586)	(36,893)	14,307	Hong Kong & Shanghai Bank
Republic of Italy	06/20/24	1.000%(Q)	900	1.051%	(1,709)	(50,860)	49,151	Deutsche Bank AG
Republic of Italy	03/20/22	1.000%(Q)	3,000	1.131%	(12,755)	(108,518)	95,763	Goldman Sachs & Co.
Republic of Korea	12/20/21	1.000%(Q)	2,000	0.631%	31,496	37,686	(6,190)	Barclays Capital Group
Republic of Korea	06/20/22	1.000%(Q)	5,000	0.683%	75,287	100,091	(24,804)	Barclays Capital Group
Republic of Latvia	06/20/19	1.000%(Q)	700	0.107%	11,003	2,637	8,366	Deutsche Bank AG
Republic of Latvia	09/20/19	1.000%(Q)	3,000	0.118%	53,056	5,686	47,370	Barclays Capital Group

See Notes to Financial Statements.

76

Credit default swap agreements outstanding at October 31, 2017 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues—Sell Protection(2) (cont’d):
Republic of Lithuania	06/20/19	1.000%(Q)	700	0.127%	$10,765	$2,637	$8,128	Deutsche Bank AG
Republic of Lithuania	09/20/19	1.000%(Q)	3,000	0.140%	51,865	5,603	46,262	Barclays Capital Group
Republic of Panama	12/20/20	1.000%(Q)	5,500	0.352%	115,735	(206,535)	322,270	JPMorgan Chase
Republic of Panama	06/20/22	1.000%(Q)	5,000	0.634%	87,025	43,319	43,706	Citigroup Global Markets
Republic of Peru	03/20/22	1.000%(Q)	3,000	0.545%	61,074	(105,928)	167,002	Barclays Capital Group
Republic of Philippines	09/20/20	1.000%(Q)	1,700	0.337%	33,897	(8,268)	42,165	JPMorgan Chase
Republic of Philippines	12/20/20	1.000%(Q)	750	0.354%	15,714	(42)	15,756	Deutsche Bank AG
Republic of Philippines	09/20/21	1.000%(Q)	1,000	0.457%	21,565	(15,838)	37,403	Hong Kong & Shanghai Bank
Republic of Philippines	03/20/22	1.000%(Q)	1,000	0.526%	21,066	(17,211)	38,277	Deutsche Bank AG
Republic of Poland	06/20/21	1.000%(Q)	1,000	0.305%	25,790	17,974	7,816	Hong Kong & Shanghai Bank
Republic of Poland	12/20/21	1.000%(Q)	2,000	0.355%	53,933	33,939	19,994	Barclays Capital Group
Republic of Portugal	06/20/21	1.000%(Q)	700	0.652%	9,368	(44,566)	53,934	Deutsche Bank AG
Republic of Portugal	09/20/20	1.000%(Q)	1,500	0.745%	12,513	(53,625)	66,138	Goldman Sachs & Co.
Republic of Portugal	06/20/24	1.000%(Q)	400	1.204%	(4,438)	(39,789)	35,351	Deutsche Bank AG
Republic of Slovakia	06/20/21	1.000%(Q)	1,000	0.235%	28,287	21,924	6,363	Hong Kong & Shanghai Bank

See Notes to Financial Statements.

Prudential Global Total Return Fund	77

Schedule of Investments (continued)

as of October 31, 2017

Credit default swap agreements outstanding at October 31, 2017 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues—Sell Protection(2) (cont’d):
Republic of Slovenia	06/20/24	1.000%(Q)	900	0.890%	$7,139	$(69,737)	$76,876	Hong Kong & Shanghai Bank
Republic of South Africa	12/20/18	1.000%(Q)	1,200	0.512%	8,043	(64,857)	72,900	Goldman Sachs & Co.
Republic of Turkey	03/20/20	1.000%(Q)	2,000	0.941%	5,109	(76,304)	81,413	JPMorgan Chase
Russian Federation	12/20/17	1.000%(Q)	1,000	0.187%	2,291	(27,490)	29,781	Bank of America
Russian Federation	12/20/21	1.000%(Q)	3,000	0.999%	3,653	(178,672)	182,325	Barclays Capital Group
Russian Federation	12/20/21	1.000%(Q)	8,525	0.999%	10,380	(491,510)	501,890	Barclays Capital Group
Russian Federation	12/20/26	1.000%(Q)	1,200	1.990%	(90,263)	(131,616)	41,353	Barclays Capital Group

					$1,554,512	$(3,550,651)	$5,105,163

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Value at Trade Date	Value at October 31, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swap on credit indices—Sell Protection(2):
CDX.NA.IG.29.V1	12/20/22	1.000	%(Q)	80,000	$1,636,085	$1,943,653	$307,568

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2):
CDX.EM.27.V1	06/20/22	1.000%(Q)	11,000	$(280,976)	$(474,100)	$193,124	Citigroup Global Markets
CMBX.NA.10.AAA	11/17/59	0.500%(M)	15,000	$(95,095)	$(454,538)	$359,443	Morgan Stanley

				$(376,071)	$(928,638)	$552,567

See Notes to Financial Statements.

78

Credit default swap agreements outstanding at October 31, 2017 (continued):

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at October 31, 2017:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:
2,612	3 Month LIBOR(Q)	CAD	3,460	3 Month Canadian Banker’s Acceptance minus 16.25 bps(Q)	Goldman Sachs & Co.	10/17/18	$(72,566)	$—	$(72,566)
5,000	3 Month LIBOR(Q)	JPY	510,300	3 Month LIBOR minus 53.375 bps(Q)	Goldman Sachs & Co.	06/17/24	490,798	—	490,798
4,248	3 Month LIBOR(Q)	JPY	500,000	3 Month LIBOR minus 73.00 bps(Q)	JPMorgan Chase	11/21/24	(113,472)	—	(113,472)

							$304,760	$—	$304,760

See Notes to Financial Statements.

Prudential Global Total Return Fund	79

Schedule of Investments (continued)

as of October 31, 2017

Inflation Swap Agreements outstanding at October 31, 2017:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2017	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements:
EUR	8,515	05/15/22	1.195%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$—	$(15,641)	$(15,641)
EUR	3,590	08/15/22	1.240%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(11,661)	(11,661)
EUR	5,210	09/15/22	1.260%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(12,118)	(12,118)
EUR	8,085	05/15/27	1.420%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	3,157	3,157
EUR	1,800	08/15/27	1.415%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	12,155	12,155
EUR	2,535	09/15/27	1.438%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	12,167	12,167
EUR	2,770	05/15/32	1.630%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	8,426	8,426
GBP	2,135	08/15/24	3.346%(T)	U.K. Retail Price Index(2)(T)	—	(15,327)	(15,327)
GBP	3,590	04/15/27	3.460%(T)	U.K. Retail Price Index(1)(T)	—	(30,824)	(30,824)
GBP	2,590	05/15/27	3.420%(T)	U.K. Retail Price Index(1)(T)	—	(2,745)	(2,745)
GBP	2,810	08/15/27	3.344%(T)	U.K. Retail Price Index(1)(T)	—	39,753	39,753
GBP	1,125	08/15/29	3.380%(T)	U.K. Retail Price Index(2)(T)	—	(16,426)	(16,426)
GBP	1,565	05/15/32	3.513%(T)	U.K. Retail Price Index(2)(T)	—	4,761	4,761
GBP	205	07/15/32	3.513%(T)	U.K. Retail Price Index(2)(T)	—	(485)	(485)
GBP	1,490	04/15/37	3.570%(T)	U.K. Retail Price Index(2)(T)	—	21,326	21,326
GBP	2,775	07/15/37	3.515%(T)	U.K. Retail Price Index(2)(T)	—	(39,094)	(39,094)
GBP	1,460	08/15/42	3.520%(T)	U.K. Retail Price Index(2)(T)	(4,365)	(31,274)	(26,909)
GBP	1,280	07/15/47	3.458%(T)	U.K. Retail Price Index(1)(T)	(63,650)	42,439	106,089
GBP	615	08/15/47	3.469%(T)	U.K. Retail Price Index(1)(T)	—	14,481	14,481
GBP	210	10/15/47	3.535%(T)	U.K. Retail Price Index(2)(T)	—	8,150	8,150
GBP	230	07/15/57	3.325%(T)	U.K. Retail Price Index(1)(T)	—	14,052	14,052
GBP	300	08/15/57	3.363%(T)	U.K. Retail Price Index(1)(T)	—	4,913	4,913
GBP	130	10/15/57	3.418%(T)	U.K. Retail Price Index(1)(T)	—	(8,604)	(8,604)
	6,000	10/25/27	2.160%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	186	(5,429)	(5,615)

					$(67,829)	$(3,848)	$63,981

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at October 31, 2017:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2017	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements:
AUD	2,240	10/27/21	2.173%(S)	6 Month BBSW(2)(S)	$(230)	$(9,654)	$(9,424)
AUD	4,000	09/21/22	3.830%(S)	6 Month BBSW(2)(S)	(72,198)	205,103	277,301
AUD	39,605	09/25/22	2.958%(S)	6 Month BBSW(2)(S)	—	100,173	100,173
AUD	1,000	05/02/26	2.650%(S)	6 Month BBSW(2)(S)	120	(3,155)	(3,275)

See Notes to Financial Statements.

80

Interest rate swap agreements outstanding at October 31, 2017 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2017	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements (cont’d):
AUD	2,700	06/06/27	2.661%(S)	6 Month BBSW(2)(S)	$—	$(21,835)	$(21,835)
AUD	5,835	07/19/32	3.130%(S)	6 Month BBSW(2)(S)	—	48,380	48,380
AUD	1,600	07/28/32	3.137%(S)	6 Month BBSW(2)(S)	—	13,959	13,959
AUD	2,000	12/19/32	4.423%(S)	6 Month BBSW(2)(S)	(5,183)	267,505	272,688
BRL	268,389	01/02/19	0.000%(T)	1 Day BROIS(1)(T)	—	(12,522)	(12,522)
BRL	203,371	01/04/21	0.000%(T)	1 Day BROIS(2)(T)	—	(666,706)	(666,706)
BRL	44,455	01/04/21	0.000%(T)	1 Day BROIS(2)(T)	—	1,043,457	1,043,457
BRL	38,848	01/04/21	0.000%(T)	1 Day BROIS(2)(T)	—	415,760	415,760
BRL	44,920	01/04/21	0.000%(T)	1 Day BROIS(1)(T)	—	(218,898)	(218,898)
BRL	61,984	01/02/23	0.000%(T)	1 Day BROIS(1)(T)	—	398,386	398,386
BRL	5,783	01/02/23	0.000%(T)	1 Day BROIS(2)(T)	—	84,877	84,877
BRL	5,231	01/02/23	0.000%(T)	1 Day BROIS(2)(T)	—	70,140	70,140
BRL	18,750	01/02/25	0.000%(T)	1 Day BROIS(2)(T)	—	90,192	90,192
BRL	7,002	01/02/25	0.000%(T)	1 Day BROIS(2)(T)	—	23,878	23,878
CAD	22,000	10/19/18	0.955%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	152	(107,693)	(107,845)
CAD	41,460	10/26/18	0.910%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	171	(217,794)	(217,965)
CAD	31,070	12/22/18	1.180%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	33,376	(61,080)	(94,456)
CAD	15,000	02/08/19	1.070%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	140	(91,529)	(91,669)
CAD	33,000	05/08/19	1.032%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(97)	(239,126)	(239,029)
CAD	134,535	07/26/19	1.605%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(214,184)	(127,984)	86,200
CAD	4,500	01/09/20	1.716%(S)	3 Month Canadian Banker’s Acceptance(1)(S)	119	(10,239)	(10,358)
CAD	3,550	03/07/21	0.983%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	124	(84,603)	(84,727)
CAD	20,550	12/22/21	1.560%(S)	3 Month Canadian Banker’s Acceptance(1)(S)	(63,051)	192,458	255,509
CAD	7,930	04/05/22	1.445%(S)	3 Month Canadian Banker’s Acceptance(1)(S)	—	140,021	140,021
CAD	9,300	05/08/22	1.367%(S)	3 Month Canadian Banker’s Acceptance(1)(S)	90	177,372	177,282
CAD	4,200	08/17/22	2.370%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(22,600)	63,009	85,609
CAD	3,000	08/20/23	3.134%(S)	3 Month Canadian Banker’s Acceptance(1)(S)	135	(145,401)	(145,536)

See Notes to Financial Statements.

Prudential Global Total Return Fund	81

Schedule of Investments (continued)

as of October 31, 2017

Interest rate swap agreements outstanding at October 31, 2017 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2017	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements (cont’d):
CAD	1,500	04/22/26	1.670%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	$127	$(49,029)	$(49,156)
CAD	3,070	06/25/30	2.651%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	83,226	71,932	(11,294)
CAD	1,500	05/30/37	2.240%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(41)	(59,549)	(59,508)
CAD	2,020	10/26/46	1.797%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(183,058)	(260,900)	(77,842)
CAD	2,090	05/30/47	2.240%(S)	3 Month Canadian Banker’s Acceptance(1)(S)	57	103,373	103,316
CHF	2,400	10/21/21	(0.522%)(A)	6 Month CHF LIBOR(2)(S)	162	(17,890)	(18,052)
CHF	14,475	06/03/27	0.750%(A)	6 Month CHF LIBOR(1)(S)	—	22,509	22,509
CHF	8,360	07/14/27	0.763%(A)	6 Month CHF LIBOR(2)(S)	—	43,423	43,423
CHF	800	10/17/31	0.033%(A)	6 Month CHF LIBOR(2)(S)	163	(53,088)	(53,251)
CHF	8,510	07/14/32	1.108%(A)	6 Month CHF LIBOR(1)(S)	—	(18,555)	(18,555)
CHF	6,230	10/05/37	—(8)	—(8)	—	(363)	(363)
CZK	171,000	01/06/22	0.555%(A)	6 Month PRIBOR(2)(S)	33	(266,386)	(266,419)
CZK	34,000	01/23/22	0.513%(A)	6 Month PRIBOR(2)(S)	13	(57,119)	(57,132)
CZK	213,000	04/27/22	0.925%(A)	6 Month PRIBOR(2)(S)	—	(194,042)	(194,042)
CZK	193,410	06/29/22	0.895%(A)	6 Month PRIBOR(2)(S)	—	(227,774)	(227,774)
CZK	108,675	04/27/27	1.300%(A)	6 Month PRIBOR(1)(S)	—	147,186	147,186
CZK	98,760	06/29/27	1.175%(A)	6 Month PRIBOR(1)(S)	—	229,926	229,926
DKK	15,000	01/27/20	0.385%(A)	6 Month CIBOR(2)(S)	30	29,514	29,484
DKK	20,900	10/17/21	0.185%(A)	6 Month CIBOR(2)(S)	(59,047)	(2,701)	56,346
DKK	13,600	05/04/25	0.825%(A)	6 Month CIBOR(2)(S)	38	26,644	26,606
DKK	5,000	08/29/26	0.580%(A)	6 Month CIBOR(2)(S)	28	(21,413)	(21,441)
DKK	1,300	10/21/26	0.673%(A)	6 Month CIBOR(2)(S)	23	(4,473)	(4,496)
DKK	13,000	03/15/27	1.123%(A)	6 Month CIBOR(2)(S)	—	45,758	45,758
DKK	1,865	06/22/27	0.987%(A)	6 Month CIBOR(2)(S)	—	846	846
EUR	2,300	09/01/18	0.174%(A)	6 Month EURIBOR(2)(S)	174	12,064	11,890
EUR	4,000	10/26/18	(0.189%)(A)	6 Month EURIBOR(2)(S)	173	3,641	3,468
EUR	18,660	05/26/19	(0.118%)(A)	6 Month EURIBOR(2)(S)	—	52,881	52,881
EUR	830	07/02/19	0.656%(A)	6 Month EURIBOR(2)(S)	171	17,325	17,154
EUR	26,226	09/08/19	(0.195%)(A)	6 Month EURIBOR(2)(S)	—	14,021	14,021
EUR	1,000	05/29/20	0.373%(A)	6 Month EURIBOR(2)(S)	171	18,466	18,295
EUR	610	07/02/21	0.994%(A)	6 Month EURIBOR(2)(S)	170	28,874	28,704
EUR	700	08/14/21	0.841%(A)	3 Month EURIBOR(2)(Q)	172	30,093	29,921
EUR	650	03/02/22	0.072%(A)	6 Month EURIBOR(2)(S)	(63,289)	(225)	63,064
EUR	15,140	05/26/22	0.234%(A)	6 Month EURIBOR(1)(S)	—	(119,490)	(119,490)
EUR	8,200	06/29/22	0.219%(A)	6 Month EURIBOR(1)(S)	—	(49,061)	(49,061)

See Notes to Financial Statements.

82

Interest rate swap agreements outstanding at October 31, 2017 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2017	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements (cont’d):
EUR	21,000	09/08/22	0.140%(A)	6 Month EURIBOR(1)(S)	$—	$24,215	$24,215
EUR	1,410	05/12/25	0.895%(A)	6 Month EURIBOR(2)(S)	184	53,232	53,048
EUR	17,940	08/15/25	0.395%(A)	6 Month EURIBOR(1)(S)	308	253,554	253,246
EUR	12,215	08/15/26	0.504%(A)	1 Day EONIA(1)(A)	—	(36,878)	(36,878)
EUR	29,340	08/15/26	0.634%(A)	1 Day EONIA(1)(A)	8,684	(490,093)	(498,777)
EUR	28,080	08/15/26	0.655%(A)	1 Day EONIA(1)(A)	(12,202)	(529,641)	(517,439)
EUR	3,830	05/26/27	0.805%(A)	6 Month EURIBOR(2)(S)	—	23,519	23,519
EUR	13,850	06/03/27	1.655%(A)	6 Month EURIBOR(2)(S)	—	883	883
EUR	5,339	09/08/27	0.770%(A)	6 Month EURIBOR(2)(S)	—	(19,865)	(19,865)
EUR	2,000	03/04/29	2.302%(A)	6 Month EURIBOR(2)(S)	245,068	380,472	135,404
EUR	1,000	06/04/29	2.002%(A)	6 Month EURIBOR(2)(S)	177	143,658	143,481
EUR	1,360	11/11/29	1.453%(A)	6 Month EURIBOR(2)(S)	174	102,356	102,182
EUR	1,800	01/14/30	1.022%(A)	6 Month EURIBOR(2)(S)	180	12,717	12,537
EUR	2,000	03/02/31	0.825%(A)	6 Month EURIBOR(2)(S)	(76,215)	(79,040)	(2,825)
EUR	700	04/07/31	0.819%(A)	6 Month EURIBOR(2)(S)	178	(30,166)	(30,344)
EUR	450	05/03/31	1.048%(A)	6 Month EURIBOR(2)(S)	179	(3,384)	(3,563)
EUR	2,220	05/09/31	1.587%(A)	6 Month EURIBOR(2)(S)	205	(41,546)	(41,751)
EUR	1,500	07/04/31	0.672%(A)	6 Month EURIBOR(2)(S)	182	(106,315)	(106,497)
EUR	570	08/02/31	0.584%(A)	6 Month EURIBOR(2)(S)	173	(49,520)	(49,693)
EUR	1,500	08/26/31	0.562%(A)	6 Month EURIBOR(2)(S)	184	(138,068)	(138,252)
EUR	700	09/09/31	0.558%(A)	6 Month EURIBOR(2)(S)	176	(65,524)	(65,700)
EUR	600	10/04/31	0.593%(A)	6 Month EURIBOR(2)(S)	175	(54,044)	(54,219)
EUR	1,700	12/14/31	1.217%(A)	6 Month EURIBOR(2)(S)	176	31,012	30,836
EUR	1,850	12/19/31	1.160%(A)	6 Month EURIBOR(2)(S)	565	15,315	14,750
EUR	800	12/19/31	1.161%(A)	6 Month EURIBOR(2)(S)	164	6,759	6,595
EUR	2,600	12/27/31	1.082%(A)	6 Month EURIBOR(2)(S)	13,245	(14,158)	(27,403)
EUR	6,400	02/23/32	1.180%(A)	6 Month EURIBOR(2)(S)	220	43,503	43,283
EUR	4,680	03/29/32	1.170%(A)	6 Month EURIBOR(2)(S)	1,893	12,011	10,118
EUR	1,400	04/04/32	1.145%(A)	6 Month EURIBOR(2)(S)	—	(2,993)	(2,993)
EUR	2,000	04/10/32	1.105%(A)	6 Month EURIBOR(2)(S)	—	(18,456)	(18,456)
EUR	4,150	05/11/32	1.100%(A)	6 Month EURIBOR(2)(S)	(101,776)	(44,727)	57,049
EUR	7,000	06/28/32	0.785%(A)	6 Month EURIBOR(2)(S)	(68,585)	(466,912)	(398,327)
EUR	6,200	10/04/32	2.000%(A)	1 Day EONIA(2)(A)	—	(17,062)	(17,062)
EUR	6,200	10/04/32	2.080%(A)	3 Month EURIBOR(1)(Q)	—	(4,229)	(4,229)
EUR	3,050	10/30/32	1.302%(A)	6 Month EURIBOR(2)(S)	—	32,209	32,209
EUR	410	05/11/35	1.050%(A)	6 Month EURIBOR(1)(S)	26,514	20,708	(5,806)
EUR	1,135	12/28/35	1.559%(A)	6 Month EURIBOR(2)(S)	154	59,512	59,358
EUR	700	06/02/36	1.072%(A)	6 Month EURIBOR(2)(S)	180	(40,026)	(40,206)
EUR	600	09/26/36	0.749%(A)	6 Month EURIBOR(2)(S)	177	(78,530)	(78,707)
EUR	600	09/28/36	0.729%(A)	6 Month EURIBOR(2)(S)	178	(81,067)	(81,245)

See Notes to Financial Statements.

Prudential Global Total Return Fund	83

Schedule of Investments (continued)

as of October 31, 2017

Interest rate swap agreements outstanding at October 31, 2017 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2017	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements (cont’d):
EUR	1,000	11/02/36	0.958%(A)	6 Month EURIBOR(2)(S)	$180	$(77,950)	$(78,130)
EUR	1,500	02/02/37	1.355%(A)	6 Month EURIBOR(2)(S)	188	2,057	1,869
EUR	23,700	08/24/37	1.960%(A)	1 Day EONIA(2)(A)	—	(223,080)	(223,080)
EUR	23,700	08/24/37	2.033%(A)	3 Month LIBOR(1)(Q)	(6,141)	69,388	75,529
EUR	6,720	10/25/37	2.085%(A)	3 Month EURIBOR(2)(Q)	—	(24,732)	(24,732)
EUR	6,720	10/25/37	2.114%(A)	6 Month EURIBOR(1)(S)	—	5,629	5,629
EUR	3,190	05/11/42	1.350%(A)	6 Month EURIBOR(2)(S)	(188,099)	(90,028)	98,071
EUR	1,235	07/04/42	1.001%(A)	6 Month EURIBOR(2)(S)	(143,527)	(149,232)	(5,705)
EUR	5,500	07/04/42	1.416%(A)	1 Day EONIA(2)(A)	(10,961)	116,480	127,441
EUR	12,030	07/04/42	1.438%(A)	1 Day EONIA(2)(A)	—	323,907	323,907
EUR	1,390	05/09/46	1.357%(A)	6 Month EURIBOR(1)(S)	200	112,042	111,842
GBP	260,425	12/14/17	0.419%(T)	1 Day SONIA(2)(T)	—	(5,060)	(5,060)
GBP	194,820	02/08/18	0.442%(T)	1 Day SONIA(1)(T)	—	6,514	6,514
GBP	690	06/30/19	2.166%(S)	6 Month GBP LIBOR(2)(S)	203	26,054	25,851
GBP	850	08/04/19	0.109%(A)	1 Day SONIA(1)(A)	199	11,487	11,288
GBP	1,500	03/02/20	0.338%(A)	1 Day SONIA(1)(A)	—	16,451	16,451
GBP	510	06/30/21	2.469%(S)	6 Month GBP LIBOR(2)(S)	203	40,512	40,309
GBP	2,260	05/15/24	0.963%(S)	6 Month GBP LIBOR(1)(S)	(13,128)	37,657	50,785
GBP	4,100	09/07/25	1.075%(S)	6 Month GBP LIBOR(1)(S)	198	71,810	71,612
GBP	2,580	12/13/26	1.383%(S)	6 Month GBP LIBOR(1)(S)	214	(27,825)	(28,039)
GBP	19,240	12/07/27	1.444%(S)	6 Month GBP LIBOR(1)(S)	(25,042)	(117,075)	(92,033)
GBP	10,740	06/23/31	1.618%(S)	6 Month GBP LIBOR(2)(S)	369	267,836	267,467
GBP	4,430	12/21/31	1.534%(S)	6 Month GBP LIBOR(2)(S)	235	38,415	38,180
GBP	800	12/22/31	1.533%(S)	6 Month GBP LIBOR(2)(S)	193	6,630	6,437
GBP	7,525	02/26/32	—(3)	—(3)	—	9,878	9,878
GBP	2,780	02/27/32	1.374%(S)	6 Month GBP LIBOR(2)(S)	16,473	(63,444)	(79,917)
GBP	7,960	05/08/32	1.323%(S)	6 Month GBP LIBOR(2)(S)	(298,360)	(242,264)	56,096
GBP	3,500	05/15/32	1.398%(S)	6 Month GBP LIBOR(2)(S)	20,278	(59,333)	(79,611)
GBP	1,000	04/21/36	1.787%(S)	6 Month GBP LIBOR(2)(S)	87,073	44,617	(42,456)
GBP	3,620	12/13/36	1.644%(S)	6 Month GBP LIBOR(2)(S)	43,693	66,088	22,395
GBP	3,810	06/23/46	1.626%(S)	6 Month GBP LIBOR(1)(S)	244	(58,357)	(58,601)
GBP	1,010	12/13/46	1.615%(S)	6 Month GBP LIBOR(1)(S)	213	(12,931)	(13,144)
GBP	9,670	12/21/46	1.551%(S)	6 Month GBP LIBOR(1)(S)	(33,189)	78,698	111,887
GBP	2,320	05/08/47	1.400%(S)	6 Month GBP LIBOR(1)(S)	177,430	130,703	(46,727)
HUF	3,735,010	05/04/21	1.080%(A)	6 Month BUBOR(1)(S)	—	(352,991)	(352,991)
HUF	623,000	12/23/21	1.153%(A)	6 Month BUBOR(1)(S)	9	(70,902)	(70,911)
HUF	3,017,210	05/04/22	1.360%(A)	6 Month BUBOR(2)(S)	—	384,474	384,474
HUF	375,000	09/09/23	1.365%(A)	6 Month BUBOR(2)(S)	(32,218)	24,863	57,081
HUF	370,000	03/18/26	2.140%(A)	6 Month BUBOR(2)(S)	16,300	64,292	47,992
HUF	1,667,000	12/23/26	3.755%(A)	6 Month BUBOR(2)(S)	41	203,093	203,052

See Notes to Financial Statements.

84

Interest rate swap agreements outstanding at October 31, 2017 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2017	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements (cont’d):
JPY	32,800	07/04/21	(0.157%)(S)	6 Month JPY LIBOR(2)(S)	$(15,013)	$(2,576)	$12,437
JPY	500,000	10/25/21	(0.047%)(S)	6 Month JPY LIBOR(2)(S)	21	(21,902)	(21,923)
JPY	320,000	01/29/22	0.316%(S)	6 Month JPY LIBOR(2)(S)	16	29,947	29,931
JPY	102,400	10/25/23	(0.015%)(S)	6 Month JPY LIBOR(2)(S)	(87,717)	(7,951)	79,766
JPY	715,385	12/20/24	0.126%(S)	6 Month JPY LIBOR(2)(S)	(406)	(17,696)	(17,290)
JPY	140,000	09/21/26	0.098%(S)	6 Month JPY LIBOR(2)(S)	(169,999)	(13,299)	156,700
JPY	135,000	04/25/27	0.221%(S)	6 Month JPY LIBOR(2)(S)	—	(2,112)	(2,112)
JPY	716,800	04/16/28	1.235%(S)	6 Month JPY LIBOR(2)(S)	(61,410)	633,017	694,427
JPY	135,000	02/20/29	1.260%(S)	6 Month JPY LIBOR(2)(S)	49,802	129,640	79,838
JPY	50,000	04/02/29	1.288%(S)	6 Month JPY LIBOR(2)(S)	5	48,983	48,978
JPY	100,000	08/18/29	1.070%(S)	6 Month JPY LIBOR(2)(S)	10	77,997	77,987
JPY	100,000	08/28/29	1.043%(S)	6 Month JPY LIBOR(2)(S)	10	74,899	74,889
JPY	200,000	09/09/29	1.061%(S)	6 Month JPY LIBOR(2)(S)	(1,275)	153,244	154,519
JPY	655,000	09/29/29	1.064%(S)	6 Month JPY LIBOR(2)(S)	411,209	500,707	89,498
JPY	200,000	04/01/31	0.319%(S)	6 Month JPY LIBOR(2)(S)	26	(19,483)	(19,509)
JPY	215,000	05/06/31	0.354%(S)	6 Month JPY LIBOR(2)(S)	28	(10,933)	(10,961)
JPY	150,000	07/07/31	0.071%(S)	6 Month JPY LIBOR(2)(S)	15	(61,545)	(61,560)
JPY	256,500	08/15/31	0.223%(S)	6 Month JPY LIBOR(2)(S)	24	(60,071)	(60,095)
JPY	130,000	08/30/31	0.217%(S)	6 Month JPY LIBOR(2)(S)	13	(31,719)	(31,732)
JPY	120,000	09/08/31	0.316%(S)	6 Month JPY LIBOR(2)(S)	12	(15,119)	(15,131)
JPY	190,000	09/21/31	0.328%(S)	6 Month JPY LIBOR(2)(S)	27	(22,059)	(22,086)
JPY	350,000	10/14/31	0.270%(S)	6 Month JPY LIBOR(2)(S)	47	(67,149)	(67,196)
JPY	200,000	04/06/32	0.484%(S)	6 Month JPY LIBOR(2)(S)	—	9,196	9,196
JPY	159,520	04/07/32	0.491%(S)	6 Month JPY LIBOR(2)(S)	—	8,754	8,754
JPY	140,000	06/07/32	0.451%(S)	6 Month JPY LIBOR(2)(S)	—	989	989
JPY	71,000	09/21/32	0.463%(S)	6 Month JPY LIBOR(2)(S)	—	(361)	(361)
JPY	160,000	11/14/32	2.390%(S)	6 Month JPY LIBOR(2)(S)	(26,599)	237,787	264,386
JPY	180,000	11/05/34	1.293%(S)	6 Month JPY LIBOR(2)(S)	85,259	202,522	117,263
JPY	70,000	12/03/34	1.265%(S)	6 Month JPY LIBOR(2)(S)	9	75,210	75,201
JPY	260,000	01/07/35	1.108%(S)	6 Month JPY LIBOR(2)(S)	31	214,720	214,689
JPY	50,000	01/22/35	0.950%(S)	6 Month JPY LIBOR(2)(S)	7	29,178	29,171
JPY	120,000	02/12/35	1.161%(S)	6 Month JPY LIBOR(2)(S)	15	107,562	107,547
JPY	320,000	02/24/35	1.200%(S)	6 Month JPY LIBOR(2)(S)	40	304,424	304,384
JPY	160,000	03/03/35	1.153%(S)	6 Month JPY LIBOR(2)(S)	20	140,259	140,239
JPY	90,000	02/04/36	0.816%(S)	6 Month JPY LIBOR(2)(S)	11	31,473	31,462
JPY	65,000	05/16/36	0.446%(S)	6 Month JPY LIBOR(2)(S)	9	(17,206)	(17,215)
JPY	110,000	05/27/36	0.460%(S)	6 Month JPY LIBOR(2)(S)	18	(27,019)	(27,037)
JPY	60,000	07/22/36	0.240%(S)	6 Month JPY LIBOR(2)(S)	11	(37,247)	(37,258)
JPY	300,000	10/04/36	0.363%(S)	6 Month JPY LIBOR(2)(S)	42	(132,805)	(132,847)
JPY	150,000	11/02/36	0.423%(S)	6 Month JPY LIBOR(2)(S)	21	(50,313)	(50,334)

See Notes to Financial Statements.

Prudential Global Total Return Fund	85

Schedule of Investments (continued)

as of October 31, 2017

Interest rate swap agreements outstanding at October 31, 2017 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2017	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements (cont’d):
JPY	400,000	12/14/36	0.723%(S)	6 Month JPY LIBOR(2)(S)	$49	$61,128	$61,079
JPY	150,000	12/22/36	0.641%(S)	6 Month JPY LIBOR(2)(S)	19	2,157	2,138
JPY	250,000	01/06/37	0.675%(S)	6 Month JPY LIBOR(2)(S)	30	16,764	16,734
JPY	275,500	02/15/37	0.729%(S)	6 Month JPY LIBOR(2)(S)	34	39,949	39,915
JPY	130,000	02/23/37	0.748%(S)	6 Month JPY LIBOR(2)(S)	17	22,788	22,771
JPY	100,000	03/02/37	0.686%(S)	6 Month JPY LIBOR(2)(S)	—	6,952	6,952
JPY	273,000	03/09/37	0.701%(S)	6 Month JPY LIBOR(2)(S)	15,040	25,230	10,190
JPY	200,000	03/29/37	0.684%(S)	6 Month JPY LIBOR(2)(S)	—	11,449	11,449
JPY	94,310	05/08/37	0.623%(S)	6 Month JPY LIBOR(2)(S)	—	(2,933)	(2,933)
JPY	200,000	05/15/37	0.688%(S)	6 Month JPY LIBOR(2)(S)	—	15,769	15,769
JPY	150,000	06/02/37	0.640%(S)	6 Month JPY LIBOR(2)(S)	—	(1,300)	(1,300)
JPY	80,000	06/19/37	0.625%(S)	6 Month JPY LIBOR(2)(S)	—	(3,142)	(3,142)
JPY	82,000	06/21/37	0.628%(S)	6 Month JPY LIBOR(2)(S)	—	(2,935)	(2,935)
JPY	125,000	06/30/37	0.629%(S)	6 Month JPY LIBOR(2)(S)	—	(4,561)	(4,561)
JPY	105,000	07/04/37	0.659%(S)	6 Month JPY LIBOR(2)(S)	—	1,461	1,461
JPY	285,000	07/26/37	0.676%(S)	6 Month JPY LIBOR(2)(S)	—	15,093	15,093
JPY	117,300	08/02/37	0.683%(S)	6 Month JPY LIBOR(2)(S)	—	5,489	5,489
JPY	160,000	08/09/37	0.679%(S)	6 Month JPY LIBOR(2)(S)	—	5,969	5,969
JPY	500,000	09/04/37	0.663%(S)	6 Month JPY LIBOR(2)(S)	—	9,451	9,451
JPY	175,000	09/27/37	0.670%(S)	6 Month JPY LIBOR(2)(S)	—	4,253	4,253
JPY	300,000	11/02/37	0.734%(S)	6 Month JPY LIBOR(2)(S)	—	—	—
JPY	60,000	06/17/41	0.318%(S)	6 Month JPY LIBOR(2)(S)	11	(51,949)	(51,960)
JPY	100,000	07/07/41	0.187%(S)	6 Month JPY LIBOR(2)(S)	17	(115,769)	(115,786)
JPY	61,000	10/04/42	0.853%(S)	6 Month JPY LIBOR(2)(S)	—	7,592	7,592
JPY	110,291	04/15/46	0.560%(S)	6 Month JPY LIBOR(2)(S)	—	(76,387)	(76,387)
JPY	26,000	10/04/47	0.942%(S)	6 Month JPY LIBOR(2)(S)	—	5,137	5,137
MXN	417,100	05/24/18	7.540%(M)	28 Day Mexican Interbank Rate(2)(M)	—	7,003	7,003
MXN	298,600	05/21/20	7.425%(M)	28 Day Mexican Interbank Rate(1)(M)	—	(52,260)	(52,260)
MXN	96,500	05/19/22	7.440%(M)	28 Day Mexican Interbank Rate(2)(M)	—	43,048	43,048
MXN	27,400	12/27/24	5.795%(M)	28 Day Mexican Interbank Rate(2)(M)	21	(126,393)	(126,414)
MXN	92,000	10/15/26	6.445%(M)	28 Day Mexican Interbank Rate(2)(M)	47	(314,567)	(314,614)
MXN	130,040	12/09/26	7.780%(M)	28 Day Mexican Interbank Rate(2)(M)	(91,727)	168,073	259,800
MXN	172,000	06/11/27	7.210%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(147,699)	(147,699)

See Notes to Financial Statements.

86

Interest rate swap agreements outstanding at October 31, 2017 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2017	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements (cont’d):
MXN	95,500	10/12/27	7.350%(M)	28 Day Mexican Interbank Rate(2)(M)	$—	$(37,765)	$(37,765)
NOK	29,500	02/23/23	1.350%(A)	6 Month NIBOR(2)(S)	(3,643)	(2,926)	717
NOK	26,300	03/15/27	2.103%(A)	6 Month NIBOR(2)(S)	18,690	100,598	81,908
NOK	6,725	06/23/27	1.825%(A)	6 Month NIBOR(2)(S)	—	(3,977)	(3,977)
NZD	35,000	09/22/18	2.048%(S)	3 Month BBR(2)(Q)	167	9,469	9,302
NZD	2,600	03/13/19	4.550%(S)	3 Month BBR(2)(Q)	—	65,417	65,417
NZD	8,700	05/01/20	3.628%(S)	3 Month BBR(2)(Q)	214,368	281,817	67,449
NZD	1,235	10/03/22	2.740%(S)	3 Month BBR(2)(Q)	—	5,588	5,588
NZD	2,830	04/26/23	2.733%(S)	3 Month BBR(2)(Q)	(67,254)	4,809	72,063
NZD	1,750	03/13/24	5.080%(S)	3 Month BBR(2)(Q)	28,107	164,402	136,295
NZD	2,500	03/15/24	3.355%(S)	3 Month BBR(2)(Q)	2,492	58,171	55,679
NZD	1,550	07/04/24	3.100%(S)	3 Month BBR(2)(Q)	—	25,975	25,975
NZD	5,600	05/01/25	3.825%(S)	3 Month BBR(2)(Q)	94,181	287,337	193,156
NZD	3,500	01/10/27	3.420%(S)	3 Month BBR(2)(Q)	73,670	86,345	12,675
PLN	15,000	10/17/21	2.070%(A)	6 Month WIBOR(2)(S)	59	(48,435)	(48,494)
PLN	9,000	02/13/22	1.990%(A)	6 Month WIBOR(2)(S)	51	(19,238)	(19,289)
PLN	6,000	03/15/22	2.530%(A)	6 Month WIBOR(2)(S)	—	28,093	28,093
PLN	56,300	05/26/22	2.350%(A)	6 Month WIBOR(2)(S)	29,009	(50,531)	(79,540)
PLN	5,450	06/13/22	2.220%(A)	6 Month WIBOR(2)(S)	403	(15,130)	(15,533)
PLN	4,000	03/14/23	3.810%(A)	6 Month WIBOR(2)(S)	65,345	91,331	25,986
PLN	11,000	09/09/23	1.900%(A)	6 Month WIBOR(2)(S)	(435,493)	(120,696)	314,797
PLN	20,765	05/26/27	2.820%(A)	6 Month WIBOR(1)(S)	—	55,166	55,166
SEK	20,000	01/20/20	0.485%(A)	3 Month STIBOR(2)(Q)	28	46,337	46,309
SEK	95,040	05/04/21	0.106%(A)	3 Month STIBOR(2)(Q)	—	35,066	35,066
SEK	13,000	09/15/21	(0.003%)(A)	3 Month STIBOR(2)(Q)	26	(7,885)	(7,911)
SEK	27,200	12/15/21	0.203%(A)	3 Month STIBOR(2)(Q)	(607)	9,222	9,829
SEK	76,020	05/04/22	0.305%(A)	3 Month STIBOR(1)(Q)	—	(39,950)	(39,950)
SEK	12,700	04/25/23	0.750%(A)	3 Month STIBOR(2)(Q)	30	30,740	30,710
SEK	15,550	03/15/24	0.840%(A)	3 Month STIBOR(2)(Q)	—	36,818	36,818
SEK	12,700	08/29/24	1.657%(A)	3 Month STIBOR(2)(Q)	22,804	104,866	82,062
SEK	3,000	11/16/25	1.485%(A)	3 Month STIBOR(2)(Q)	20	22,173	22,153
SEK	6,000	12/09/25	1.505%(A)	3 Month STIBOR(2)(Q)	23	44,459	44,436
SEK	15,000	06/27/26	1.001%(A)	3 Month STIBOR(2)(Q)	33	8,387	8,354
SEK	15,390	06/22/27	1.031%(A)	3 Month STIBOR(2)(Q)	—	(7,498)	(7,498)
	29,780	11/01/17	0.639%(T)	1 Day USOIS(1)(T)	217	73,054	72,837
	59,860	11/14/17	0.675%(T)	1 Day USOIS(1)(T)	(4,865)	141,138	146,003
	29,205	11/22/17	0.716%(T)	1 Day USOIS(1)(T)	216	61,556	61,340
	38,730	01/07/18	1.093%(T)	1 Day USOIS(1)(T)	—	7,037	7,037
	30,395	02/21/18	0.941%(T)	1 Day USOIS(1)(T)	218	51,186	50,968

See Notes to Financial Statements.

Prudential Global Total Return Fund	87

Schedule of Investments (continued)

as of October 31, 2017

Interest rate swap agreements outstanding at October 31, 2017 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d):
43,000	09/30/18	0.655%(A)	1 Day USOIS(1)(A)	$248	$331,391	$331,143
25,300	09/30/18	0.747%(A)	1 Day USOIS(1)(A)	207	171,611	171,404
12,810	10/07/18	1.253%(A)	1 Day USOIS(1)(A)	—	24,053	24,053
29,280	11/17/18	1.080%(T)	1 Day USOIS(1)(T)	216	122,226	122,010
44,020	11/18/18	0.911%(A)	1 Day USOIS(1)(A)	(2,127)	260,075	262,202
12,032	03/31/19	1.431%(A)	1 Day USOIS(1)(A)	—	7,921	7,921
12,038	03/31/19	1.432%(A)	1 Day USOIS(1)(A)	—	7,769	7,769
33,710	06/30/19	1.479%(A)	1 Day USOIS(1)(A)	—	55,683	55,683
7,950	06/30/19	1.487%(A)	1 Day USOIS(1)(A)	—	9,512	9,512
31,615	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(16,170)	29,154	45,324
19,860	09/08/19	1.290%(A)	1 Day USOIS(1)(A)	—	109,490	109,490
2,500	02/04/20	1.523%(S)	3 Month LIBOR(1)(Q)	160	17,354	17,194
4,080	03/11/20	1.824%(S)	3 Month LIBOR(1)(Q)	167	440	273
1,200	03/23/20	1.616%(S)	3 Month LIBOR(1)(Q)	155	6,522	6,367
9,815	04/04/20	—(4)(S)	—(4)(S)	—	88	88
14,550	08/31/21	2.015%(S)	3 Month LIBOR(2)(Q)	119,498	29,064	(90,434)
22,275	11/30/21	1.762%(S)	3 Month LIBOR(2)(Q)	—	(215,754)	(215,754)
5,095	04/04/22	—(5)(S)	—(5)(S)	—	(1,280)	(1,280)
36,820	06/16/22	—(6)(Q)	—(6)(Q)	—	3,453	3,453
36,695	07/17/22	—(7)(Q)	—(7)(Q)	1,647	26,208	24,561
30,970	09/28/22	2.177%(S)	3 Month LIBOR(1)(Q)	—	80,151	80,151
29,335	11/01/22	1.815%(S)	3 Month LIBOR(2)(Q)	—	(374,364)	(374,364)
10,000	04/05/23	1.427%(S)	3 Month LIBOR(1)(Q)	223	351,560	351,337
26,970	05/31/23	1.578%(S)	3 Month LIBOR(1)(Q)	(51,652)	655,349	707,001
20,020	08/15/23	1.365%(S)	3 Month LIBOR(1)(Q)	259	842,183	841,924
2,625	08/15/23	1.406%(S)	3 Month LIBOR(1)(Q)	164	104,300	104,136
12,500	08/15/23	1.422%(S)	3 Month LIBOR(1)(Q)	218	485,422	485,204
9,545	08/15/23	1.459%(S)	3 Month LIBOR(1)(Q)	453,056	350,764	(102,292)
27,780	11/15/23	2.209%(S)	3 Month LIBOR(1)(Q)	302	(298,719)	(299,021)
39,730	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	—	(74,215)	(74,215)
41,965	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(61,081)	(120,958)	(59,877)
9,950	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	26,369	26,369
71,655	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	215,831	182,476	(33,355)
5,910	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	—	13,006	13,006
7,345	09/01/24	1.972%(S)	3 Month LIBOR(2)(Q)	—	(95,873)	(95,873)
1,150	04/28/26	1.809%(S)	3 Month LIBOR(1)(Q)	158	42,281	42,123
13,586	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	138,472	213,222	74,750
4,710	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	22,823	43,333	20,510
3,045	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	10,656	10,656
11,425	02/15/27	2.068%(A)	1 Day USOIS(1)(A)	(6,540)	(61,797)	(55,257)

See Notes to Financial Statements.

88

Interest rate swap agreements outstanding at October 31, 2017 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2017	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements (cont’d):
	3,560	05/15/27	1.823%(A)	1 Day USOIS(1)(A)	$—	$65,341	$65,341
	6,645	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	(19,143)	27,095	46,238
	7,225	05/03/32	2.434%(S)	3 Month LIBOR(2)(Q)	—	24,013	24,013
	15,520	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(95,758)	(454,460)	(358,702)
	5,715	05/03/37	2.508%(S)	3 Month LIBOR(1)(Q)	—	(12,347)	(12,347)
	1,680	02/15/42	1.369%(A)	1 Day USOIS(1)(A)	180	265,496	265,316
	2,820	10/04/42	2.527%(S)	3 Month LIBOR(2)(Q)	—	(27,428)	(27,428)
	845	09/27/46	1.380%(A)	1 Day USOIS(1)(A)	165	152,037	151,872
	2,490	10/04/47	2.536%(S)	3 Month LIBOR(1)(Q)	—	26,614	26,614
	790	04/09/48	2.545%(S)	3 Month LIBOR(1)(Q)	—	11,267	11,267
	735	05/08/48	2.627%(S)	3 Month LIBOR(1)(Q)	—	(2,044)	(2,044)
ZAR	3,320	08/26/20	7.855%(Q)	3 Month JIBAR(2)(Q)	3	2,735	2,732
ZAR	148,100	09/23/22	7.430%(Q)	3 Month JIBAR(2)(Q)	—	(172,468)	(172,468)
ZAR	17,000	11/15/23	8.085%(Q)	3 Month JIBAR(2)(Q)	(311)	10,360	10,671
ZAR	16,800	05/12/26	8.680%(Q)	3 Month JIBAR(2)(Q)	18	37,300	37,282
ZAR	27,500	06/30/27	8.015%(Q)	3 Month JIBAR(2)(Q)	(155)	(39,157)	(39,002)

					$(61,809)	$7,034,440	$7,096,249

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	OTC swap agreements:
CLP	2,890,000	02/09/27	4.120%(S)	1 Day CLOIS(2)(S)	$20,676	$—	$20,676	Morgan Stanley
CNH	26,000	10/18/22	3.910%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(10,678)	—	(10,678)	Morgan Stanley
COP	33,350,000	07/22/18	6.810%(Q)	1 Day COOIS(1)(Q)	(183,813)	—	(183,813)	Morgan Stanley
COP	33,000,000	12/06/18	6.100%(Q)	1 Day COOIS(1)(Q)	(201,800)	—	(201,800)	Morgan Stanley
COP	4,351,000	11/01/26	6.590%(Q)	1 Day COOIS(2)(Q)	62,830	—	62,830	Morgan Stanley
COP	10,220,000	11/04/26	6.770%(Q)	1 Day COOIS(2)(Q)	191,667	—	191,667	Morgan Stanley
COP	13,700,000	06/02/27	5.910%(Q)	1 Day COOIS(2)(Q)	(63,164)	—	(63,164)	Morgan Stanley
CZK	25,000	06/27/18	1.635%(A)	6 Month PRIBOR(2)(S)	12,090	—	12,090	Hong Kong & Shanghai Bank
HKD	30,800	04/28/20	1.400%(Q)	3 Month HIBOR(1)(Q)	20,683	—	20,683	Citigroup Global Markets
ILS	6,500	11/20/18	2.200%(A)	3 Month TELBOR(2)(Q)	78,619	—	78,619	Hong Kong & Shanghai Bank

See Notes to Financial Statements.

Prudential Global Total Return Fund	89

Schedule of Investments (continued)

as of October 31, 2017

Interest rate swap agreements outstanding at October 31, 2017 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	OTC swap agreements (cont’d):
ILS	54,800	07/13/20	0.405%(A)	3 Month TELBOR(1)(Q)	$(60,280)	$—	$(60,280)	Citigroup Global Markets
ILS	35,335	05/26/22	0.870%(A)	3 Month TELBOR(1)(Q)	(137,243)	416	(137,659)	JPMorgan Chase
ILS	7,500	12/09/22	1.530%(A)	3 Month TELBOR(2)(Q)	111,850	—	111,850	Citigroup Global Markets
ILS	3,200	03/06/23	3.525%(A)	3 Month TELBOR(2)(Q)	150,684	—	150,684	Deutsche Bank AG
ILS	4,200	06/27/23	3.730%(A)	3 Month TELBOR(2)(Q)	204,123	—	204,123	Credit Suisse First Boston Corp.
ILS	3,000	04/26/26	1.685%(A)	3 Month TELBOR(2)(Q)	21,956	—	21,956	JPMorgan Chase
ILS	5,000	06/24/26	1.660%(A)	3 Month TELBOR(2)(Q)	26,408	—	26,408	Citigroup Global Markets
ILS	4,000	09/19/26	1.600%(A)	3 Month TELBOR(2)(Q)	6,697	—	6,697	Barclays Capital Group
ILS	7,000	01/12/27	1.975%(A)	3 Month TELBOR(2)(Q)	95,125	—	95,125	Citigroup Global Markets
ILS	3,000	03/15/27	2.130%(A)	3 Month TELBOR(2)(Q)	48,592	—	48,592	Citigroup Global Markets
ILS	18,180	05/26/27	1.920%(A)	3 Month TELBOR(2)(Q)	158,678	(506)	159,184	JPMorgan Chase
ILS	2,745	06/22/27	1.845%(A)	3 Month TELBOR(2)(Q)	16,656	—	16,656	Citigroup Global Markets
JPY	35,000	12/14/32	1.575%(S)	6 Month JPY LIBOR(2)(S)	52,449	—	52,449	Hong Kong & Shanghai Bank
KRW	1,500,000	08/14/21	2.773%(Q)	3 Month KRW LIBOR(2)(Q)	35,753	—	35,753	Hong Kong & Shanghai Bank
KRW	655,000	10/07/22	1.765%(Q)	3 Month KRW LIBOR(2)(Q)	(10,769)	—	(10,769)	JPMorgan Chase
KRW	900,000	11/05/24	2.425%(Q)	3 Month KRW LIBOR(2)(Q)	12,788	—	12,788	Citigroup Global Markets
KRW	1,485,000	10/28/26	1.520%(Q)	3 Month KRW LIBOR(2)(Q)	(79,639)	(14)	(79,625)	JPMorgan Chase
KRW	2,040,000	04/26/27	1.880%(Q)	3 Month KRW LIBOR(2)(Q)	(59,956)	—	(59,956)	Morgan Stanley
KRW	1,280,000	10/17/28	1.450%(Q)	3 Month KRW LIBOR(2)(Q)	(92,858)	—	(92,858)	Citigroup Global Markets
KRW	520,000	01/27/31	1.870%(Q)	3 Month KRW LIBOR(2)(Q)	(22,858)	—	(22,858)	JPMorgan Chase
MYR	16,000	08/19/23	3.445%(Q)	3 Month KLIBOR(2)(Q)	(97,373)	—	(97,373)	Morgan Stanley
MYR	1,700	04/28/25	4.040%(Q)	3 Month KLIBOR(2)(Q)	(332)	—	(332)	Citigroup Global Markets

See Notes to Financial Statements.

90

Interest rate swap agreements outstanding at October 31, 2017 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	OTC swap agreements (cont’d):
SGD	5,450	04/30/20	1.850%(S)	6 Month SIBOR(2)(S)	$30,810	$—	$30,810	Citigroup Global Markets
THB	120,000	08/23/23	1.920%(S)	6 Month BIBOR(2)(S)	(19,375)	—	(19,375)	Morgan Stanley
THB	28,900	04/30/25	2.560%(S)	6 Month BIBOR(2)(S)	23,331	—	23,331	Citigroup Global Markets
TWD	115,500	03/17/21	0.780%(Q)	3 Month TAIBOR(2)(Q)	(8,286)	—	(8,286)	Barclays Capital Group
ZAR	40,930	03/22/42	7.800%(Q)	3 Month JIBAR(2)(Q)	(250,796)	—	(250,796)	Deutsche Bank AG
ZAR	89,400	09/22/42	8.020%(Q)	3 Month JIBAR(2)(Q)	(400,054)	—	(400,054)	Deutsche Bank AG
ZAR	38,700	03/22/47	7.650%(Q)	3 Month JIBAR(1)(Q)	261,791	—	261,791	Deutsche Bank AG
ZAR	83,965	09/22/47	7.890%(Q)	3 Month JIBAR(1)(Q)	405,063	—	405,063	Deutsche Bank AG

					$350,045	$(104)	$350,149

Securities with a combined market value of $14,594,152 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at October 31, 2017.

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays quarterly the floating rate of 3 Month GBP LIBOR plus 3.10 bps and receives semiannually the floating rate of 6 Month GBP LIBOR.
(4)	The Fund pays the floating rate of 3 Month LIBOR plus 12 bps and receives the floating rate of 6 Month LIBOR.
(5)	The Fund pays the floating rate of 6 Month LIBOR and receives the floating rate of 3 Month LIBOR plus 11.75 bps.
(6)	The Fund pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 22.38 bps.
(7)	The Fund pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 28 bps.
(8)	The Fund pays quarterly the floating rate of 3 Month CHF LIBOR plus 1.75 bps and receives semiannually the floating rate of 6 Month CHF LIBOR.

Total return swap agreements outstanding at October 31, 2017:

Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements:
Citigroup Global Markets	06/20/18	5,000	Pay quarterly variable payments based on 3 Month LIBOR and receive fixed payments based on iBoxx USD Liquid High Yield Index upon termination.	$54,829	$(12,912)	$67,741

See Notes to Financial Statements.

Prudential Global Total Return Fund	91

Schedule of Investments (continued)

as of October 31, 2017

Total return swap agreements outstanding at October 31, 2017 (continued):

Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements (cont’d):
Citigroup Global Markets	03/20/18	10,000	Pay quarterly variable payments based on 3 Month LIBOR and receive fixed payments based on iBoxx USD Liquid High Yield Index upon termination.	$255,259	$(21,226)	$276,485

				$310,088	$(34,138)	$344,226

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Foreign Bonds
Argentina	$—	$13,998,945	$—
Australia	—	2,378,039	—
Austria	—	3,239,587	—
Belgium	—	9,288,114	—
Brazil	—	15,461,091	—
Bulgaria	—	10,340,445	—
Canada	—	11,887,000	—
Cayman Islands	—	2,316,625	—
Chile	—	898,555	—
China	—	1,670,354	—
Colombia	—	12,058,304	—

See Notes to Financial Statements.

92

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Foreign Bonds (continued)
Croatia	$—	$1,305,458	$—
Cyprus	—	18,681,924	—
Denmark	—	1,632,135	—
Dominican Republic	—	4,491,656	—
Finland	—	762,890	—
France	—	40,972,767	—
Germany	—	12,159,369	—
Greece	—	25,942,839	—
Hong Kong	—	2,201,150	—
Hungary	—	15,723,166	—
Iceland	—	6,204,436	—
India	—	895,537	—
Indonesia	—	14,522,801	—
Ireland	—	3,166,688	—
Israel	—	2,810,945	—
Italy	—	49,515,985	—
Japan	—	39,274,080	—
Kuwait	—	2,067,938	—
Latvia	—	1,011,500	—
Lithuania	—	4,972,953	—
Luxembourg	—	550,741	—
Macedonia	—	620,457	—
Malaysia	—	3,305,471	—
Mexico	—	22,146,485	—
Netherlands	—	7,909,039	—
New Zealand	—	6,271,163	—
Norway	—	5,000,858	—
Panama	—	2,932,043	—
Peru	—	8,553,499	—
Poland	—	12,102,496	—
Portugal	—	26,559,945	—
Romania	—	9,174,138	—
Russia	—	3,186,278	—
Saudi Arabia	—	6,002,958	—
Singapore	—	771,869	—
Slovak Republic	—	2,259,309	—
Slovenia	—	10,527,923	—
South Africa	—	4,100,551	—
South Korea	—	4,108,909	—
Spain	—	52,769,902	—
Supranational Bank	—	28,778,923	—
Sweden	—	7,866,557	—
Switzerland	—	5,292,996	—

See Notes to Financial Statements.

Prudential Global Total Return Fund	93

Schedule of Investments (continued)

as of October 31, 2017

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Foreign Bonds (continued)
Turkey	$—	$7,544,254	$—
Ukraine	—	1,848,510	—
United Arab Emirates	—	2,349,628	—
United Kingdom	—	39,197,766	—
Uruguay	—	1,231,292	—
Asset-Backed Securities
Automobiles	—	3,107,528	—
Collateralized Loan Obligations	—	64,261,763	—
Consumer Loans	—	15,091,925	—
Home Equity Loans	—	15,698,334	—
Residential Mortgage-Backed Securities	—	14,235,408	1,600,000
Bank Loans	—	801,622	—
Commercial Mortgage-Backed Securities	—	86,498,454	—
Corporate Bonds	—	105,672,764	—
Municipal Bonds	—	720,856	—
Residential Mortgage-Backed Securities	—	48,777,529	5,416,742
U.S. Government Agency Obligations	—	2,432,961	—
U.S. Treasury Obligations	—	38,323,466	—
Common Stock	33,366	—	—
Preferred Stock	108,880	—	—
Affiliated Mutual Funds	53,029,366	—	—
Options Purchased	324,594	8,410,082	—
Options Written	(152,750)	(10,637,908)	—
Other Financial Instruments*
Futures Contracts	(2,218,092)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(709,247)	—
OTC Cross Currency Exchange Contracts	—	393,445	—
Centrally Cleared Credit Default Swap Agreements	—	307,568	—
OTC Credit Default Swap Agreements	—	1,106,966	14,181
OTC Currency Swap Agreements	—	304,760	—
Centrally Cleared Inflation Swap Agreements	—	63,981	—
Centrally Cleared Interest Rate Swap Agreements	—	7,096,249	—
OTC Interest Rate Swap Agreements	—	350,045	—
OTC Total Return Swap Agreements	—	310,088	—

Total	$51,125,364	$1,017,435,875	$7,030,923

See Notes to Financial Statements.

94

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities— Collateralized Loan Obligations	Asset-Backed Securities— Consumer Loans	Asset-Backed Securities— Residential Mortgage- Backed Securities	Residential Mortgage— Backed Securities	Credit Default Swaps		Forward Rate Agreements
Balance as of 10/31/16	$6,988,775	$400,048	$—	$300,046	$6,090		$(4,351)
Realized gain (loss)	—	—	—	3,963	—	**	—	**
Change in unrealized appreciation (depreciation)***	221,986	—	—	3,261	8,091		4,351
Purchases/Exchanges/Issuances	—	—	1,600,000	5,430,567	—		—
Sales/Paydowns	(7,210,761)	—	—	(321,572)	—		—
Accrued discount/premium	—	—	—	477	—		—
Transfers into Level 3	—	—	—		—		—
Transfers out of Level 3	—	(400,048)	—	—	—		—

Balance as of 10/31/17	$—	$—	$1,600,000	$5,416,742	$14,181		$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
**	The realized gain incurred during the period for other financial instruments was $ 39,558.
***	Of which, $16,525 was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of October 31, 2017	Valuation Methodology	Unobservable Inputs
Asset-Backed Securities—Residential Mortgage-Backed Securities	$1,600,000	Market Approach	Single Broker Indicative Quote
Residential Mortgage-Backed Securities	5,416,742	Market Approach	Single Broker Indicative Quote
Credit Default Swaps	14,181	Market Approach	Single Broker Indicative Quote

	$7,030,923

See Notes to Financial Statements.

Prudential Global Total Return Fund	95

Schedule of Investments (continued)

as of October 31, 2017

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Asset-Backed Securities—Consumer Loans	$400,048	L3 to L2	Single Broker Indicative Quote to Evaluated Bid

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2017 were as follows (unaudited):

Sovereign Bonds	47.5%
Commercial Mortgage-Backed Securities	8.2
Residential Mortgage-Backed Securities	6.6
Collateralized Loan Obligations	6.0
Banks	5.9
Affiliated Mutual Funds (including 2.2% of collateral for securities on loan)	5.0
U.S. Treasury Obligations	3.6
Multi-National	2.7
Oil & Gas	1.5
Home Equity Loans	1.5
Consumer Loans	1.4
Media	1.1
Options Purchased	0.8
Software	0.8
Electric	0.8
Telecommunications	0.7
Insurance	0.7
Diversified Financial Services	0.5
Pharmaceuticals	0.4
Healthcare-Products	0.4
Auto Parts & Equipment	0.4
Retail	0.4
Miscellaneous Manufacturing	0.3
Transportation	0.3
Healthcare-Services	0.3
Entertainment	0.3
Chemicals	0.3
Food	0.3
Auto Manufacturers	0.3
Automobiles	0.3
Commercial Services	0.3
U.S. Government Agency Obligations	0.2
Biotechnology	0.2
Real Estate Investment Trusts (REITs)	0.2
Computers	0.2
Home Builders	0.2
Leisure Time	0.2
Internet	0.2
Packaging & Containers	0.1
Savings & Loans	0.1
Household Products/Wares	0.1
Municipal Bonds	0.1
Forest Products & Paper	0.1
Electronics	0.1
Lodging	0.1
Hotels, Resorts & Cruise Lines	0.1
Office/Business Equipment	0.0	*
Airlines	0.0	*
Building Materials	0.0	*
Investment Companies	0.0	*
Semiconductors	0.0	*
Consumer Cyclical - Services	0.0	*
Machinery-Diversified	0.0	*
Automobile Manufacturers	0.0	*
Mining	0.0	*
Forest & Paper Products	0.0	*
Oil, Gas & Consumable Fuels	0.0	*
Agriculture	0.0	*

	101.8
Options Written	(1.0)
Liabilities in excess of other assets	(0.8)

	100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

96

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2017 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Due from/to broker—variation margin swaps	$307,568	*	—	$—
Credit contracts	Premiums paid for OTC swap agreements	994,511		Premiums received for OTC swap agreements	5,418,977
Credit contracts	Unaffiliated investments	326,435		Options written outstanding, at value	1,004,457
Credit contracts	Unrealized appreciation on OTC swap agreements	5,786,872		Unrealized depreciation on OTC swap agreements	241,259
Foreign exchange contracts	Unaffiliated investments	7,309,170		Options written outstanding, at value	9,038,461
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	934,089		Unrealized depreciation on OTC cross currency exchange contracts	540,644
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	7,404,244		Unrealized depreciation on OTC forward foreign currency exchange contracts	8,113,491
Interest rate contracts	Due from/to broker-variation margin futures	1,962,027	*	Due from/to broker- variation margin futures	4,180,119	*
Interest rate contracts	Due from/to broker-variation margin swaps	17,707,482	*	Due from/to broker- variation margin swaps	10,547,252	*
Interest rate contracts	Premiums paid for OTC swap agreements	416		Premiums received for OTC swap agreements	34,658
Interest rate contracts	Unaffiliated investments	1,099,071		Options written outstanding, at value	747,740
Interest rate contracts	Unrealized appreciation on OTC swap agreements	2,884,849		Unrealized depreciation on OTC swap agreements	1,885,714

Total		$46,716,734			$41,752,772

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts, and centrally cleared forward rate agreements. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

Prudential Global Total Return Fund	97

Schedule of Investments (continued)

as of October 31, 2017

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Contracts	Forward Rate Agreements	Swaps	Total
Credit contracts	$(2,684,983)	$1,783,192	$—	$—	$—	$4,920,223	$4,018,432
Equity contracts	—	—	—	—	—	—	—
Foreign exchange contracts	(4,732,991)	3,850,798	—	(13,169,580)	—	—	(14,051,773)
Interest rate contracts	(1,942,533)	1,440,633	(1,769,443)	—	(354,294)	7,150,084	4,524,447

Total	$(9,360,507)	$7,074,623	$(1,769,443)	$(13,169,580)	$(354,294)	$12,070,307	$(5,508,894)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Contracts	Forward Rate Agreements	Swaps	Total
Credit contracts	$(212,325)	$(53,612)	$—	$—	$—	$2,557,478	$2,291,541
Foreign exchange contracts	(3,275,521)	4,242,565	—	1,575,319	—	—	2,542,363
Interest rate contracts	(371,126)	297,286	1,860,467	—	4,351	(4,660,196)	(2,869,218)

Total	$(3,858,972)	$4,486,239	$1,860,467	$1,575,319	$4,351	$(2,102,718)	$1,964,686

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the year ended October 31, 2017, the Fund’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(4)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)	Forward Foreign Currency Exchange Contracts— Sold(3)	Cross Currency Exchange Contracts(2)
$9,700,601	$1,113,307,271	$459,285,694	$199,540,075	$367,943,621	$308,190,571	$31,309,687

See Notes to Financial Statements.

98

Credit Default Swap Agreements— Buy Protection(4)	Credit Default Swap Agreements— Sell Protection(4)	Currency Swap Agreements(4)	Forward Rate Agreements(4)	Interest Rate Swap Agreements(4)	Total Return Swap Agreements(4)	Inflation Swaps(4)
$18,172,000	$235,889,940	$76,712,400	$490,532,027	$2,303,759,848	$8,938,000	$28,763,704

(1)	Cost.
(2)	Value at Trade Date.
(3)	Value at Settlement Date.
(4)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Securities on Loan	$22,274,157	$(22,274,157)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Bank of America	$159,810	$(66,798)	$93,012	$—	$93,012
Barclays Capital Group	2,820,128	(1,896,600)	923,528	(538,000)	385,528
BNP Paribas	5,187,796	(5,146,343)	41,453	—	41,453
Citigroup Global Markets	4,911,494	(4,293,929)	617,565	(617,565)	—
Credit Suisse First Boston Corp.	645,749	(837,645)	(191,896)	—	(191,896)

See Notes to Financial Statements.

Prudential Global Total Return Fund	99

Schedule of Investments (continued)

as of October 31, 2017

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Deutsche Bank AG	$2,123,304	$(1,313,356)	$809,948	$(770,000)	$39,948
Goldman Sachs & Co.	1,702,606	(1,764,743)	(62,137)	—	(62,137)
Hong Kong & Shanghai Bank	2,018,225	(2,536,263)	(518,038)	518,038	—
JPMorgan Chase	2,837,458	(3,262,965)	(425,507)	425,507	—
Morgan Stanley	2,604,081	(4,503,467)	(1,899,386)	1,899,386	—
UBS AG	1,404,412	(1,250,542)	153,870	(153,870)	—

	$26,415,063	$(26,872,651)	$(457,588)	$763,496	$305,908

(1)	Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.
(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

100

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Statement of Assets & Liabilities

as of October 31, 2017

Assets
Investments at value, including securities on loan of $22,274,157:
Unaffiliated investments (cost $1,005,680,355)	$1,026,333,510
Affiliated investments (cost $53,029,168)	53,029,366
Cash	5,010,889
Receivable for investments sold	14,946,690
Dividends and interest receivable	9,942,539
Unrealized appreciation on OTC swap agreements	8,671,721
Unrealized appreciation on OTC forward foreign currency exchange contracts	7,404,244
Receivable for Fund shares sold	6,382,197
Due from broker—variation margin swaps	1,556,041
Premiums paid for OTC swap agreements	994,927
Unrealized appreciation on OTC cross currency exchange contracts	934,089
Tax reclaim receivable	1,746
Prepaid expenses	7,986

Total Assets	1,135,215,945

Liabilities
Payable to broker for collateral for securities on loan	23,144,737
Payable for investments purchased	15,177,114
Options written outstanding, at value (premiums received $16,794,709)	10,790,658
Unrealized depreciation on OTC forward foreign currency exchange contracts	8,113,491
Premium received for OTC swap agreements	5,453,635
Payable to custodian	5,024,399
Payable for Fund shares reacquired	3,376,756
Unrealized depreciation on OTC swap agreements	2,126,973
Unrealized depreciation on OTC cross currency exchange contracts	540,644
Management fee payable	363,856
Dividends payable	324,869
Accrued expenses and other liabilities	267,670
Due to broker—variation margin futures	71,939
Distribution fee payable	66,547
Affiliated transfer agent fee payable	25,677

Total Liabilities	74,868,965

Net Assets	$1,060,346,980

Net assets were comprised of:
Common stock, at par	$1,561,501
Paid-in capital in excess of par	1,027,533,403

1,029,094,904
Distributions in excess of net investment income	(2,289,345)
Accumulated net realized loss on investment and foreign currency transactions	(4,722,084)
Net unrealized appreciation on investments and foreign currencies	38,263,505

Net assets, October 31, 2017	$1,060,346,980

See Notes to Financial Statements.

102

Class A
Net asset value and redemption price per share ($174,732,294 ÷ 25,900,417 shares of common stock issued and outstanding)	$6.75
Maximum sales charge (4.50% of offering price)	0.32

Maximum offering price to public	$7.07

Class B
Net asset value, offering price and redemption price per share ($3,211,892 ÷ 476,395 shares of common stock issued and outstanding)	$6.74

Class C
Net asset value, offering price and redemption price per share ($31,508,943 ÷ 4,680,037 shares of common stock issued and outstanding)	$6.73

Class Q
Net asset value, offering price and redemption price per share ($460,700,242 ÷ 67,534,683 shares of common stock issued and outstanding)	$6.82

Class Z
Net asset value, offering price and redemption price per share ($390,193,609 ÷ 57,558,553 shares of common stock issued and outstanding)	$6.78

See Notes to Financial Statements.

Prudential Global Total Return Fund	103

Statement of Operations

Year Ended October 31, 2017

Net Investment Income (Loss)
Income
Interest income	$23,724,446
Affiliated dividend income	333,953
Income from securities lending, net (including affiliated income of $11,124)	285,967
Unaffiliated dividend income	7,556

Total income	24,351,922

Expenses
Management fee	4,110,018
Distribution fee—Class A	437,535
Distribution fee—Class B	35,595
Distribution fee—Class C	311,909
Transfer agent’s fees and expenses (including affiliated expense of $126,800)	795,000
Custodian and accounting fees	339,000
Registration fees	163,000
Shareholders’ reports	136,000
Audit fee	67,000
Legal fees and expenses	34,000
Directors’ fees	22,000
Miscellaneous	17,326

Total expenses	6,468,383
Less: Management fee waiver and/or expense reimbursement	(640,478)

Net expenses	5,827,905

Net investment income (loss)	18,524,017

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(3,220))	(9,366,936)
Futures transactions	(1,769,443)
Options written transactions	7,074,623
Forward rate agreement transactions	(354,294)
Swap agreement transactions	12,070,307
Forward and cross currency contract transactions	(13,169,580)
Foreign currency transactions	2,925,908

(2,589,415)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(197))	30,768,209
Futures	1,860,467
Options written	4,486,239
Forward rate agreements	4,351
Swap agreements	(2,102,718)
Forward and cross currency contracts	1,575,319
Foreign currencies	228,001

36,819,868

Net gain (loss) on investment and foreign currency transactions	34,230,453

Net Increase (Decrease) In Net Assets Resulting From Operations	$52,754,470

See Notes to Financial Statements.

104

Statement of Changes in Net Assets

	Year Ended October 31,
	2017	2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,524,017	$10,395,785
Net realized gain (loss) on investment and foreign currency transactions	(2,589,415)	8,970,789
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	36,819,868	574,089

Net increase (decrease) in net assets resulting from operations	52,754,470	19,940,663

Dividends and Distributions
Dividends from net investment income*
Class A	(3,622,440)	(3,190,387)
Class B	(57,774)	(57,858)
Class C	(504,353)	(394,757)
Class Q	(5,978,521)	(857,487)
Class Z	(7,522,604)	(3,141,235)

	(17,685,692)	(7,641,724)

Tax return of capital distributions
Class A	(1,212,278)	(705,307)
Class B	(19,335)	(12,791)
Class C	(168,785)	(87,270)
Class Q	(2,000,759)	(189,567)
Class Z	(2,517,498)	(694,441)

	(5,918,655)	(1,689,376)

Distributions from net realized gains
Class A	(1,042,947)	(2,008,617)
Class B	(16,634)	(52,992)
Class C	(145,210)	(367,214)
Class Q	(1,721,293)	(469,625)
Class Z	(2,165,855)	(1,808,942)

	(5,091,939)	(4,707,390)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	692,691,589	396,606,738
Net asset value of shares issued in reinvestment of dividends and distributions	24,476,768	12,075,747
Cost of shares reacquired	(289,373,478)	(139,842,069)

Net increase (decrease) in net assets from Fund share transactions	427,794,879	268,840,416

Total increase (decrease)	451,853,063	274,742,589

Net Assets:
Beginning of year	608,493,917	333,751,328

End of year(a)	$1,060,346,980	$608,493,917

(a) Includes undistributed net investment income of:	$—	$101,675

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

Prudential Global Total Return Fund	105

Notes to Financial Statements

Prudential Global Total Return Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company and currently consists of two series: Prudential Global Total Return (USD Hedged) Fund and Prudential Global Total Return Fund which are non-diversified funds. These financial statements relate to the Prudential Global Total Return Fund (the “Fund”).

The investment objective of the Fund is to seek total return, made up of current income and capital appreciation.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

106

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price are classified as Level 3 in the fair value hierarchy.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Prudential Global Total Return Fund	107

Notes to Financial Statements (continued)

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Directors of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Connecticut Avenue Securities (CAS) and Structured Agency Credit Risk (STACR): The Fund purchased government controlled Fannie Mae and Freddie Mac securities that

108

transfer most of the cost of defaults to private investors including the Fund. These are insurance-like products that are called CAS by Fannie Mae and STACR securities by Freddie Mac. Payments on the securities are based primarily on the performance of a reference pool of underlying mortgages. With such securities, the Fund could lose some or all of its principal if the underlying mortgages experience credit defaults.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on investments and foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency

Prudential Global Total Return Fund	109

Notes to Financial Statements (continued)

contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser or an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes

110

obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Bank Loans: The Fund may invest in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. The Fund may acquire interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

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Notes to Financial Statements (continued)

Forward Rate Agreements: Forward rate agreements represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount on a fixed future date. The Fund entered into forward rate agreements to gain yield exposure based on anticipated market conditions at the specified termination date of the agreement.

Swap Agreements: The Fund may enter into credit default, interest rate and other types of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Any upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed-rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps: The Fund entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Fund to interest rate risk.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

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The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps: The Fund entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

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Notes to Financial Statements (continued)

Total Return Swaps: In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early

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and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of October 31, 2017, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Payment-In-Kind: The Fund may invest in the open market or receive pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in

Prudential Global Total Return Fund	115

Notes to Financial Statements (continued)

amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income monthly and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income

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and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Fund has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PGIM Investments has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of .50% of the Fund’s average daily net assets up to $2 billion and .485% of such assets in excess of $2 billion. The effective management fee rate before any waivers and/or expense reimbursements was .50% for the year ended October 31, 2017. The effective management fee rate, net of waivers and/or expense reimbursement was .42%.

PGIM Investments has contractually agreed through February 29, 2020 to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, underlying funds, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales) of each class of shares of the Fund to .63% of the Fund’s average daily net assets. In addition, PGIM Investments has contractually agreed through February 29, 2020 to limit net annual operating expenses (exclusive of distribution and service (12b-1) fees, transfer agency expenses (including sub-transfer agency and networking fees), taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, underlying funds, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales) of each class of shares of the Fund to .58% of the Fund’s average daily net assets. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class B, Class C, Class Q and

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Notes to Financial Statements (continued)

Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q or Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .25%, 1% and 1% of the average daily net assets of the Class A, Class B and Class C shares, respectively.

PIMS has advised the Fund that it has received $430,833 in front-end sales charges resulting from sales of Class A shares, during the year ended October 31, 2017. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to sales persons and incurred other distribution costs.

PIMS has advised the Fund that for the year ended October 31, 2017 it received $366, $6,227 and $15,935 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended October 31, 2017 no such transactions were entered into by the Fund.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the Prudential Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments.

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For the reporting period ended October 31, 2017, PGIM, Inc. was compensated $14,209 by PGIM Investments for managing the Fund’s securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the year ended October 31, 2017, were $722,580,683 and $315,012,570, respectively.

5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. In order to present distributions in excess of net investment income, accumulated net realized loss on investment and foreign currency transactions and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to distributions in excess of net investment income and accumulated net realized loss on investment and foreign currency transactions. For the year ended October 31, 2017, the adjustments were to increase distributions in excess of net investment income and decrease accumulated net realized loss on investment and foreign currency transactions by $3,229,345 due to reclassification of net foreign currency loss, paydown gains/losses, swap gains/losses and differences in the treatment of accreting market discount and amortization of premiums. Net investment income, net realized gain (loss) on investment and foreign currency transactions and net assets were not affected by this change.

For the year ended October 31, 2017, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were $21,066,132 of ordinary income, $5,918,655 of tax return of capital and $1,711,499 of long-term capital gain. For the year ended October 31, 2016, the tax character of dividends paid were $7,641,724 of ordinary income, $1,689,376 of tax return of capital and $4,707,390 of long-term capital gain.

As of October 31, 2017, the Fund had no undistributed earnings on a tax basis.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of October 31, 2017 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$1,044,015,218	$47,228,688	$(15,651,744)	$31,576,944

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Notes to Financial Statements (continued)

The differences between book basis and tax basis is primarily attributable to deferred losses on wash sales, amortization of premiums and other cost basis differences between financial and tax accounting.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital

The Fund offers Class A, Class B, Class C, Class Q and Class Z shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Q and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 2 billion shares of common stock, at $.01 par value per share, authorized and divided into eight classes, designated Class A, Class B, Class C, Class Q, Class Z, Class T, Class R2 and Class R4, each of which consists of 200 million, 50 million, 320 million, 475 million, 650 million, 125 million, 90 million and 90 million authorized shares, respectively. The Fund currently does not have any Class T, Class R2 or Class R4 shares outstanding.

At reporting period end, four shareholders of record held 59% of the Fund’s outstanding shares.

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Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Year ended October 31, 2017:
Shares sold	11,155,719	$72,006,965
Shares issued in reinvestment of dividends and distributions	789,634	5,161,349
Shares reacquired	(7,620,733)	(49,337,578)

Net increase (decrease) in shares outstanding before conversion	4,324,620	27,830,736
Shares issued upon conversion from other share class(es)	165,758	1,072,429
Shares reacquired upon conversion into other share class(es)	(9,124,231)	(57,980,151)

Net increase (decrease) in shares outstanding	(4,633,853)	$(29,076,986)

Year ended October 31, 2016:
Shares sold	13,124,936	$87,952,360
Shares issued in reinvestment of dividends and distributions	749,867	4,962,309
Shares reacquired	(6,872,582)	(45,215,154)

Net increase (decrease) in shares outstanding before conversion	7,002,221	47,699,515
Shares issued upon conversion from other share class(es)	165,668	1,112,188
Shares reacquired upon conversion into other share class(es)	(1,044,918)	(7,076,434)

Net increase (decrease) in shares outstanding	6,122,971	$41,735,269

Class B
Year ended October 31, 2017:
Shares sold	23,153	$152,865
Shares issued in reinvestment of dividends and distributions	11,231	73,317
Shares reacquired	(130,970)	(852,802)

Net increase (decrease) in shares outstanding before conversion	(96,586)	(626,620)
Shares reacquired upon conversion into other share class(es)	(60,036)	(386,018)

Net increase (decrease) in shares outstanding	(156,622)	$(1,012,638)

Year ended October 31, 2016:
Shares sold	64,153	$420,207
Shares issued in reinvestment of dividends and distributions	13,010	85,840
Shares reacquired	(142,077)	(930,181)

Net increase (decrease) in shares outstanding before conversion	(64,914)	(424,134)
Shares reacquired upon conversion into other share class(es)	(25,204)	(168,062)

Net increase (decrease) in shares outstanding	(90,118)	$(592,196)

Class C
Year ended October 31, 2017:
Shares sold	1,120,199	$7,342,949
Shares issued in reinvestment of dividends and distributions	101,400	661,926
Shares reacquired	(1,543,694)	(9,912,641)

Net increase (decrease) in shares outstanding before conversion	(322,095)	(1,907,766)
Shares reacquired upon conversion into other share class(es)	(406,239)	(2,637,763)

Net increase (decrease) in shares outstanding	(728,334)	$(4,545,529)

Year ended October 31, 2016:
Shares sold	1,908,829	$12,778,322
Shares issued in reinvestment of dividends and distributions	98,781	651,664
Shares reacquired	(1,003,981)	(6,563,921)

Net increase (decrease) in shares outstanding before conversion	1,003,629	6,866,065
Shares reacquired upon conversion into other share class(es)	(167,753)	(1,122,397)

Net increase (decrease) in shares outstanding	835,876	$5,743,668

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Notes to Financial Statements (continued)

Class Q	Shares	Amount
Year ended October 31, 2017:
Shares sold	47,261,389	$313,958,980
Shares issued in reinvestment of dividends and distributions	1,444,921	9,699,415
Shares reacquired	(7,318,705)	(48,729,428)

Net increase (decrease) in shares outstanding before conversion	41,387,605	274,928,967
Shares issued upon conversion from other share class(es)	17,086,484	110,223,269
Shares reacquired upon conversion into other share class(es)	(117,532)	(758,283)

Net increase (decrease) in shares outstanding	58,356,557	$384,393,953

Year ended October 31, 2016:
Shares sold	7,485,008	$50,762,281
Shares issued in reinvestment of dividends and distributions	225,246	1,517,541
Shares reacquired†	(2,721,050)	(18,547,296)

Net increase (decrease) in shares outstanding before conversion	4,989,204	33,732,526
Shares issued upon conversion from other share class(es)	31,186	214,468

Net increase (decrease) in shares outstanding	5,020,390	$33,946,994

Class Z
Year ended October 31, 2017:
Shares sold	45,817,966	$299,229,830
Shares issued in reinvestment of dividends and distributions	1,346,439	8,880,761
Shares reacquired	(27,444,584)	(180,541,029)

Net increase (decrease) in shares outstanding before conversion	19,719,821	127,569,562
Shares issued upon conversion from other share class(es)	9,536,135	60,893,400
Shares reacquired upon conversion into other share class(es)	(17,252,364)	(110,426,883)

Net increase (decrease) in shares outstanding	12,003,592	$78,036,079

Year ended October 31, 2016:
Shares sold	36,319,097	$244,693,568
Shares issued in reinvestment of dividends and distributions	728,562	4,858,393
Shares reacquired	(10,314,888)	(68,585,517)

Net increase (decrease) in shares outstanding before conversion	26,732,771	180,966,444
Shares issued upon conversion from other shares class(es)	1,176,285	7,977,583
Shares reacquired upon conversion into other share class(es)	(138,847)	(937,346)

Net increase (decrease) in shares outstanding	27,770,209	$188,006,681

†	Includes affiliated redemption of 1,680 shares with a value of $10,785 for Class Q shares.

7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through

122

October 4, 2018. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. Prior to October 5, 2017, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .15% of the unused portion of the SCA. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended October 31, 2017.

8. Other

At the Fund’s Board meeting in March 2017, the Board approved a change in the methodology of allocating certain expenses, such as Transfer Agent fees (including sub-transfer agent and networking fees) and Blue Sky fees. PGIM Investments implemented the changes effective November 1, 2017.

Prudential Global Total Return Fund	123

Financial Highlights

Class A Shares
	Year Ended October 31,
	2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$6.64	$6.45	$6.88	$6.92	$7.21
Income (loss) from investment operations:
Net investment income (loss)	.14	.17	.17	.19	.21
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.19	.25	(.37)	.06	(.21)
Total from investment operations	.33	.42	(.20)	.25	- (e)
Less Dividends and Distributions:
Dividends from net investment income*	(.13)	(.12)	(.04)	(.15)	(.18)
Tax return of capital distributions	(.05)	(.03)	(.19)	(.14)	(.11)
Distributions from net realized gains	(.04)	(.08)	-	-	-
Total dividends and distributions	(.22)	(.23)	(.23)	(.29)	(.29)
Net asset value, end of year	$6.75	$6.64	$6.45	$6.88	$6.92
Total Return(b):	5.12%	6.60%	(2.90)%	3.67%	.07%

Ratios/Supplemental Data:
Net assets, end of year (000)	$174,732	$202,770	$157,404	$190,394	$161,099
Average net assets (000)	$175,014	$169,299	$175,942	$163,155	$180,342
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	.88%	.97%	1.05%	1.25%	1.23%
Expenses before waivers and/or expense reimbursement	.99%	1.14%	1.24%	1.30%	1.28%
Net investment income (loss)	2.12%	2.57%	2.50%	2.79%	2.99%
Portfolio turnover rate	75%	86%	95%	65%	79%

(a)	Calculated based on average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	The distributor of the Fund had contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets through March 8, 2015. Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from .30% to .25% of the average daily net assets.
(e)	Less than $.005 per share.
*	Dividends from net investment income may include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

124

Class B Shares
	Year Ended October 31,
	2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$6.64	$6.44	$6.88	$6.92	$7.21
Income (loss) from investment operations:
Net investment income (loss)	.09	.12	.12	.14	.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.18	.26	(.38)	.06	(.21)
Total from investment operations	.27	.38	(.26)	.20	(.05)
Less Dividends and Distributions:
Dividends from net investment income*	(.10)	(.08)	(.03)	(.10)	(.13)
Tax return of capital distributions	(.03)	(.02)	(.15)	(.14)	(.11)
Distributions from net realized gains	(.04)	(.08)	-	-	-
Total dividends and distributions	(.17)	(.18)	(.18)	(.24)	(.24)
Net asset value, end of year	$6.74	$6.64	$6.44	$6.88	$6.92
Total Return(b):	4.20%	5.99%	(3.75)%	2.90%	(.68)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$3,212	$4,202	$4,660	$6,548	$7,084
Average net assets (000)	$3,559	$4,457	$5,469	$6,790	$7,299
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.63%	1.72%	1.80%	2.00%	1.98%
Expenses before waivers and/or expense reimbursement	1.74%	1.89%	1.97%	2.00%	1.98%
Net investment income (loss)	1.39%	1.85%	1.77%	2.05%	2.25%
Portfolio turnover rate	75%	86%	95%	65%	79%

(a)	Calculated based on average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
*	Dividends from net investment income may include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

Prudential Global Total Return Fund	125

Financial Highlights (continued)

Class C Shares
	Year Ended October 31,
	2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$6.63	$6.44	$6.86	$6.90	$7.19
Income (loss) from investment operations:
Net investment income (loss)	.09	.12	.12	.14	.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.18	.25	(.36)	.06	(.21)
Total from investment operations	.27	.37	(.24)	.20	(.05)
Less Dividends and Distributions:
Dividends from net investment income*	(.10)	(.08)	(.03)	(.10)	(.13)
Tax return of capital distributions	(.03)	(.02)	(.15)	(.14)	(.11)
Distributions from net realized gains	(.04)	(.08)	-	-	-
Total dividends and distributions	(.17)	(.18)	(.18)	(.24)	(.24)
Net asset value, end of year	$6.73	$6.63	$6.44	$6.86	$6.90
Total Return(b):	4.19%	5.82%	(3.48)%	2.90%	(.68)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$31,509	$35,848	$29,427	$34,691	$31,424
Average net assets (000)	$31,191	$30,873	$33,144	$30,378	$36,071
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.63%	1.72%	1.80%	2.00%	1.98%
Expenses before waivers and/or expense reimbursement	1.74%	1.89%	1.97%	2.00%	1.98%
Net investment income (loss)	1.39%	1.83%	1.76%	2.05%	2.24%
Portfolio turnover rate	75%	86%	95%	65%	79%

(a)	Calculated based on average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
*	Dividends from net investment income may include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

126

Class Q Shares
	Year Ended October 31,
	2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$6.72	$6.53	$6.97	$6.94	$7.23
Income (loss) from investment operations:
Net investment income (loss)	.16	.19	.17	.23	.24
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.18	.26	(.36)	.12	(.21)
Total from investment operations	.34	.45	(.19)	.35	.03
Less Dividends and Distributions:
Dividends from net investment income*	(.15)	(.15)	(.05)	(.18)	(.21)
Tax return of capital distributions	(.05)	(.03)	(.20)	(.14)	(.11)
Distributions from net realized gains	(.04)	(.08)	-	-	-
Total dividends and distributions	(.24)	(.26)	(.25)	(.32)	(.32)
Net asset value, end of year	$6.82	$6.72	$6.53	$6.97	$6.94
Total Return(b):	5.21%	6.90%	(2.71)%	5.09%	.46%

Ratios/Supplemental Data:
Net assets, end of year (000)	$460,700	$61,713	$27,141	$869	$62
Average net assets (000)	$271,620	$40,135	$19,157	$295	$13
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.58%	.59%	.72%	.87%	.85%
Expenses before waivers and/or expense reimbursement	.59%	.76%	.82%	.87%	.85%
Net investment income (loss)	2.33%	2.86%	2.64%	3.24%	3.48%
Portfolio turnover rate	75%	86%	95%	65%	79%

(a)	Calculated based on average shares outstanding during the year.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
*	Dividends from net investment income may include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

Prudential Global Total Return Fund	127

Financial Highlights (continued)

Class Z Shares
	Year Ended October 31,
	2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$6.67	$6.47	$6.90	$6.94	$7.23
Income (loss) from investment operations:
Net investment income (loss)	.15	.18	.18	.21	.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.20	.27	(.36)	.06	(.20)
Total from investment operations	.35	.45	(.18)	.27	.02
Less Dividends and Distributions:
Dividends from net investment income*	(.15)	(.14)	(.05)	(.17)	(.20)
Tax return of capital distributions	(.05)	(.03)	(.20)	(.14)	(.11)
Distributions from net realized gains	(.04)	(.08)	-	-	-
Total dividends and distributions	(.24)	(.25)	(.25)	(.31)	(.31)
Net asset value, end of year	$6.78	$6.67	$6.47	$6.90	$6.94
Total Return(b):	5.35%	7.00%	(2.66)%	3.92%	.31%

Ratios/Supplemental Data:
Net assets, end of year (000)	$390,194	$303,960	$115,119	$119,628	$56,817
Average net assets (000)	$340,627	$153,146	$129,045	$71,247	$81,390
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.63%	.72%	.80%	1.00%	.98%
Expenses before waivers and/or expense reimbursement	.74%	.89%	.96%	1.00%	.98%
Net investment income (loss)	2.35%	2.77%	2.73%	3.00%	3.18%
Portfolio turnover rate	75%	86%	95%	65%	79%

(a)	Calculated based on average shares outstanding during the year.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
*	Dividends from net investment income may include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

128

Report of Independent Registered Public

Accounting Firm

The Board of Directors and Shareholders

Prudential Global Total Return Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Prudential Global Total Return Fund, Inc. (the “Fund”), including the schedule of investments, as of October 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2017, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of October 31, 2017, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

December 18, 2017

Prudential Global Total Return Fund	129

Federal Income Tax Information (unaudited)

We are advising you that during the fiscal year ended October 31, 2017, the Fund reports the maximum amount allowed per share, but not less than $0.01 for Class A, B, C, Q and Z as a capital gain distribution in accordance with Section 852(b)(3)(C) of the Internal Revenue Code.

For the year ended October 31, 2017, the Fund reports the maximum amount allowable but not less than 55.63% as interest related dividends in accordance with Sections 871(k)(1) and 881(e)(1) of the Internal Revenue Code.

In January 2018, you will be advised on IRS Form 1099-DIV or substitute 1099-DIV as to the federal tax status of distributions received by you in calendar year 2017.

130

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS

(Unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members(1)

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Ellen S. Alberding (59) Board Member Portfolios Overseen: 89	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (since 2011); Trustee, Skills for America’s Future (national initiative to connect employers to community colleges) (since 2011); Trustee, National Park Foundation (charitable foundation for national park system) (since 2009); Trustee, Economic Club of Chicago (since 2009).	None.
Kevin J. Bannon (65) Board Member Portfolios Overseen: 89	Retired; Managing Director (April 2008-May 2015) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).
Linda W. Bynoe (65) Board Member Portfolios Overseen: 89	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co. (broker-dealer).	Director of Simon Property Group, Inc. (retail real estate) (May 2003-May 2012); Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).

Prudential Global Total Return Fund

Independent Board Members(1)

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Barry H. Evans (57)± Board Member Portfolios Overseen: 89	Retired; Formerly President (2005-2016), Global Chief Operating Officer (2014-2016), Chief Investment Officer-Global Head of Fixed Income (1998-2014), and various portfolio manager roles (1986-2006), Manulife Asset Management U.S.	Director, Manulife Trust Company (2011-present); Director, Manulife Asset Management Limited (2015-present); Formerly Chairman of the Board of Directors of Manulife Asset Management U.S. (2005-2016); Formerly Chairman of the Board, Declaration Investment Management and Research (2008-2016).
Keith F. Hartstein (61) Board Member & Independent Chair Portfolios Overseen: 89	Retired; Member (since November 2014) of the Governing Council of the Independent Directors Council (organization of independent mutual fund directors); formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.
Laurie Simon Hodrick (55)± Board Member Portfolios Overseen: 89	A. Barton Hepburn Professor of Economics in the Faculty of Business, Columbia Business School (since 1996); Visiting Professor of Law and Rock Center for Corporate Governance Fellow, Stanford Law School (since 2015); Visiting Fellow, Hoover Institution, Stanford University (since 2015); Sole Member, ReidCourt LLC (since 2008) (a consulting firm); Formerly Managing Director, Global Head of Alternative Investment Strategies, Deutsche Bank (2006-2008); Formerly Director/Trustee, Merrill Lynch Investment Managers Funds (1999-2006).	Independent Director, Corporate Capital Trust (since April 2017) (a business development company).
Michael S. Hyland, CFA (72) Board Member Portfolios Overseen: 89	Retired (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.

Visit our website at pgiminvestments.com

Independent Board Members(1)

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Richard A. Redeker (74) Board Member & Independent Vice Chair9 Portfolios Overseen: 87	Retired Mutual Fund Senior Executive (47 years); Management Consultant; Director, Mutual Fund Directors Forum (since 2014); Independent Directors Council (organization of independent mutual fund directors)-Executive Committee, Chair of Policy Steering Committee, Governing Council.	None.
Stephen G. Stoneburn (74) Board Member Portfolios Overseen: 89	Chairman (since July 2011), President and Chief Executive Officer (since June 1996) of Frontline Medical Communications (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc. (1975-1989).	None.

±Mr. Evans and Ms. Hodrick joined the Board effective as of September 1, 2017.

Interested Board Members(1)

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Stuart S. Parker (55) Board Member & President Portfolios Overseen: 89	President of PGIM Investments LLC (formerly known as Prudential Investments LLC) (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of PGIM Investments LLC (June 2005-December 2011).	None.

Prudential Global Total Return Fund

Interested Board Members(1)

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Scott E. Benjamin (44) Board Member & Vice President Portfolios Overseen: 89	Executive Vice President (since June 2009) of PGIM Investments LLC; Executive Vice President (June 2009-June 2012) and Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, PGIM Investments (since February 2006); Vice President of Product Development and Product Management, Prudential Investments (2003-2006).	None.
Grace C. Torres* (58) Board Member Portfolios Overseen: 88	Retired; formerly Treasurer and Principal Financial and Accounting Officer of the Prudential Funds, Target Funds, Advanced Series Trust, Prudential Variable Contract Accounts and The Prudential Series Fund (1998-June 2014); Assistant Treasurer (March 1999-June 2014) and Senior Vice President (September 1999-June 2014) of PGIM Investments LLC; Assistant Treasurer (May 2003-June 2014) and Vice President (June 2005-June 2014) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (May 2003-June 2014) of Prudential Annuities Advisory Services, Inc.	Director (since July 2015) of Sun Bancorp, Inc. N.A. and Sun National Bank

* Note: Prior to her retirement in 2014, Ms. Torres was employed by PGIM Investments LLC. Due to her prior employment, she is considered to be an “interested person” under the 1940 Act. Ms. Torres is a Non-Management Interested Board Member.

(1) The year that each Board Member joined the Board is as follows:

Ellen S. Alberding, 2013; Kevin J. Bannon, 2008; Linda W. Bynoe, 2005; Barry H. Evans, 2017; Keith F. Hartstein, 2013; Laurie Simon Hodrick, 2017; Michael S. Hyland, 2008; 2003; Richard A. Redeker, 1993; Stephen G. Stoneburn, 2003; Stuart S. Parker, Board Member since 2012 and President since 2012; Scott E. Benjamin, Board Member since 2010 and Vice President since 2009; Grace C. Torres, 2014.

Visit our website at pgiminvestments.com

Fund Officers(a)

Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Raymond A. O’Hara (62) Chief Legal Officer	Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of PGIM Investments LLC (since June 2012); Chief Legal Officer of Prudential Mutual Fund Services LLC (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988-August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).	Since 2012
Chad A. Earnst (42) Chief Compliance Officer	Chief Compliance Officer (September 2014-Present) of PGIM Investments LLC; Chief Compliance Officer (September 2014-Present) of the Prudential Funds, Target Funds, Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., Prudential Global Short Duration High Yield Income Fund, Inc., Prudential Short Duration High Yield Fund, Inc. and Prudential Jennison MLP Income Fund, Inc.; formerly Assistant Director (March 2010-August 2014) of the Asset Management Unit, Division of Enforcement, US Securities & Exchange Commission; Assistant Regional Director (January 2010-August 2014), Branch Chief (June 2006-December 2009) and Senior Counsel (April 2003-May 2006) of the Miami Regional Office, Division of Enforcement, US Securities & Exchange Commission.	Since 2014
Deborah A. Docs (59) Secretary	Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of PGIM Investments LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2004
Jonathan D. Shain (59) Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PGIM Investments LLC; Vice President and Assistant Secretary (since February 2001) of Prudential Mutual Fund Services LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2005
Claudia DiGiacomo (43) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PGIM Investments LLC (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since 2005

Prudential Global Total Return Fund

Fund Officers(a)

Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Andrew R. French (54) Assistant Secretary	Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of PGIM Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since 2006
Charles H. Smith (44) Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2015) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2016); formerly Global Head of Economic Sanctions Compliance at AIG Property Casualty (February 2007-December 2014); Assistant Attorney General at the New York State Attorney General’s Office, Division of Public Advocacy. (August 1998-January 2007).	Since 2016
M. Sadiq Peshimam (53) Treasurer and Principal Financial and Accounting Officer	Vice President (since 2005) of PGIM Investments LLC; formerly Assistant Treasurer of funds in the Prudential Mutual Fund Complex (2006-2014).	Since 2006
Peter Parrella (59) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).	Since 2007
Lana Lomuti (50) Assistant Treasurer	Vice President (since 2007) and Director (2005-2007), within Prudential Mutual Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.	Since 2014
Linda McMullin (56) Assistant Treasurer	Vice President (since 2011) and Director (2008-2011) within Prudential Mutual Fund Administration.	Since 2014
Kelly A. Coyne (49) Assistant Treasurer	Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010).	Since 2015

(a) Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Explanatory Notes to Tables:

∎	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with PGIM Investments LLC and/or an affiliate of PGIM Investments LLC.
∎	Unless otherwise noted, the address of all Board Members and Officers is c/o PGIM Investments LLC, 655 Broad Street, Newark, New Jersey 07102-4410.
∎

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

∎

“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

∎

“Portfolios Overseen” includes all investment companies managed by PGIM Investments LLC. The investment companies for which PGIM Investments LLC serves as manager include the Prudential Mutual Funds, The Prudential Variable Contract Accounts, Target Mutual Funds, Prudential Short Duration High Yield Fund, Inc., Prudential Global Short Duration High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

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Approval of Advisory Agreements

The Fund’s Board of Directors

The Board of Directors (the “Board”) of Prudential Global Total Return Fund (the “Fund”) consists of twelve individuals, nine of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”), the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”), on behalf of its PGIM Fixed Income unit, and the Fund’s sub-subadvisory agreement with PGIM Limited (“PGIML”). In considering the renewal of the agreements, the Board, including all of the Independent Directors,1 met on June 6-8, 2017 and approved the renewal of the agreements through July 31, 2018, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and PGIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve the

[1]	Barry H. Evans and Laurie Simon Hodrick joined the Board effective as of September 1, 2017. Neither Mr. Evans nor Ms. Hodrick participated in the consideration of the renewal of the advisory agreements.

Prudential Global Total Return Fund

Approval of Advisory Agreements (continued)

agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 6-8, 2017.

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, between PGIM Investments and PGIM, which, through its PGIM Fixed Income unit, serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, and between PGIM and PGIML, which serves as the Fund’s sub-subadviser pursuant to the terms of a sub-subadvisory agreement with PGIM, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIM Fixed Income, and PGIML. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser and sub-subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PGIM Investments’ oversight of the subadviser and sub-subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser and sub-subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income and PGIML, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser and sub-subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser and sub-subadviser, to renew the subadvisory and sub-subadvisory agreements.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIM Fixed Income, and PGIML, and also considered the qualifications, backgrounds and

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responsibilities of PGIM Fixed Income’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’, PGIM Fixed Income’s, and PGIML’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIM Fixed Income, and PGIML. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments, PGIM Fixed Income, and PGIML. The Board noted that PGIM Fixed Income and PGIML are affiliated with PGIM Investments.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments, the subadvisory services provided to the Fund by PGIM Fixed Income, and the sub-subadvisory services provided by PGIML, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIM Fixed Income, and PGIML under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board noted that the cost of services provided by the Manager to the Fund during the year ended December 31, 2016 exceeded the management fees paid by the Fund, resulting in an operating loss to Prudential. The Board further noted that the subadviser is affiliated with PGIM Investments and that its profitability is reflected in PGIM Investments’ profitability report. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but that at its current level of assets the Fund does not realize the effect of those rate reductions. The Board took note that the Fund’s fee structure currently results in benefits to Fund shareholders whether or not PGIM

Prudential Global Total Return Fund

Approval of Advisory Agreements (continued)

Investments realizes any economies of scale. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIM Fixed Income, and PGIML

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Fixed Income, and PGIML and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Fixed Income and PGIML included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PGIM Investments, PGIM Fixed Income, and PGIML were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2016.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended October 31, 2016. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

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The Peer Universe is a custom peer universe of un-hedged mutual funds included in the Lipper Global Income Funds Performance Universe.3 The mutual funds included in the Peer Universe, which was used to consider performance, and the mutual funds included in the Peer Group, which was used to consider expenses and fees, were selected by PGIM Investments. To the extent that PGIM Investments deemed appropriate, and for reasons addressed in detail with the Board, PGIM Investments may have provided supplemental data compiled by Broadridge for the Board’s consideration. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund outperformed its benchmark index over all periods.
•

The Board and PGIM Investments agreed to continue the Fund’s existing expense caps, which cap the Fund’s annual operating expenses at 0.63% (exclusive of 12b-1 and certain other fees) and at 0.58% (exclusive of 12b-1, transfer agent, and certain other fees), through February 28, 2018.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

[3]

The Fund was compared to a custom peer universe of un-hedged mutual funds included in the Lipper Global Income Funds Performance Universe, although the Fund is classified in the Lipper Global Income Funds Performance Universe. The Fund was compared to the custom peer universe of un-hedged mutual funds included in the Global Income Funds Performance Universe because PGIM Investments believes that these funds provide a more appropriate basis for Fund performance comparisons.

Prudential Global Total Return Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Global Total Return Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL GLOBAL TOTAL RETURN FUND

SHARE CLASS	A	B	C	Q	Z
NASDAQ	GTRAX	PBTRX	PCTRX	PGTQX	PZTRX
CUSIP	74439A103	74439A202	74439A301	74439A509	74439A400

MF169E

Item 2 – Code of Ethics – See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. Kevin J. Bannon, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal years ended October 31, 2017 and October 31, 2016, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $66,651 and $66,339 respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

For the fiscal years ended October 31, 2017 and October 31, 2016: none.

(c) Tax Fees

For the fiscal years ended October 31, 2017 and October 31, 2016: none.

(d) All Other Fees

For the fiscal years ended October 31, 2017 and October 31, 2016: none.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

➢	Annual Fund financial statement audits
➢	Seed audits (related to new product filings, as required)
➢	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

➢	Accounting consultations
➢	Fund merger support services
➢	Agreed Upon Procedure Reports
➢	Attestation Reports
➢	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

➢	Tax compliance services related to the filing or amendment of the following:
◾ Federal, state and local income tax compliance; and,
◾ Sales and use tax compliance
➢	Timely RIC qualification reviews
➢	Tax distribution analysis and planning
➢	Tax authority examination services
➢	Tax appeals support services
➢	Accounting methods studies
➢	Fund merger support services
➢	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

➢	Bookkeeping or other services related to the accounting records or financial statements of the Fund
➢	Financial information systems design and implementation
➢	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports
➢	Actuarial services
➢	Internal audit outsourcing services
➢	Management functions or human resources
➢	Broker or dealer, investment adviser, or investment banking services
➢	Legal services and expert services unrelated to the audit
➢	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to PGIM Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments LLC and its affiliates.

(e) (2) Percentage of services referred to in 4(b) – 4(d) that were approved by the audit committee –

For the fiscal years ended October 31, 2017 and October 31, 2016: none.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended October 31, 2017 and October 31, 2016 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Global Total Return Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	December 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	December 20, 2017

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	December 20, 2017